GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments

June 30, 2020 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – 63.4%
Albania(a) – 0.3%
Republic of Albania (B+/B1)
EUR	2,780,000	3.500%		06/16/27	$ 3,111,616

Angola – 1.8%
Republic of Angola (NR/B3)
	$12,820,000	8.250	(a)	05/09/28	10,608,550
	460,000	9.375	(a)	05/08/48	376,050
	1,300,000	9.375		05/08/48	1,062,750
Republic of Angola (CCC+/B3)
	5,000,000	8.000	(a)	11/26/29	4,137,500
	5,910,000	9.125	(a)	11/26/49	4,831,425
	2,450,000	9.125		11/26/49	2,002,875

					23,019,150

Argentina – 1.7%
Republic of Argentina (CC/Ca)
	480,000	5.625		01/26/22	198,000
	720,000	4.625		01/11/23	297,900
EUR	13,360,000	3.375		01/15/23	5,853,882
	3,670,000	5.000		01/15/27	1,546,216
	$1,240,000	6.875		01/26/27	496,620
	6,233,000	5.875		01/11/28	2,480,734
EUR	12,990,000	5.250		01/15/28	5,472,847
	$3,520,000	7.125		07/06/36	1,368,400
EUR	1,210,000	3.380		12/31/38	506,390
	$4,030,000	6.875		01/11/48	1,555,328
Republic of Argentina (D/Ca)
	2,920,000	7.500		04/22/26	1,173,475

					20,949,792

Armenia(a) – 0.2%
Republic of Armenia (NR/Ba3)
	2,100,000	3.950		09/26/29	2,016,656

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Azerbaijan – 0.9%
Republic of Azerbaijan (NR/Ba2u)
$3,534,000	4.750%		03/18/24	$ 3,768,128
8,050,000	3.500		09/01/32	7,858,812

				11,626,940

Bahrain – 1.3%
Kingdom of Bahrain (B+/NR)
560,000	7.000		10/12/28	624,750
8,530,000	7.375	(a)	05/14/30	9,638,900
990,000	6.000		09/19/44	976,697
Kingdom of Bahrain (B+/B2u)(a)
4,410,000	5.625		09/30/31	4,445,831

				15,686,178

Belarus – 0.1%
Republic of Belarus (B/B3u)
450,000	7.625		06/29/27	463,500
1,340,000	6.200		02/28/30	1,280,538

				1,744,038

Belize(a)(b) – 0.1%
Republic of Belize (CCC/Caa1)
2,446,500	4.938		02/20/34	1,022,931

Bolivia – 0.0%
Republic of Bolivian (B+/B1)
200,000	4.500		03/20/28	170,000

Brazil – 0.1%
Republic of Brazil (BB-/NR)
1,100,000	3.875		06/12/30	1,061,500

Byelorussian Ssr(a) – 0.5%
Republic of Belarus Ministry of Finance (B/NR)
1,400,000	5.875		02/24/26	1,354,500
5,390,000	6.378		02/24/31	5,187,875

				6,542,375

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Chile(c) – 0.5%
Republic Of Chile (A+/A1)
	$5,080,000	2.450%		01/31/31	$ 5,274,310
	730,000	3.500		01/25/50	822,163

					6,096,473

Colombia(c) – 1.7%
Republic Of Colombia (BBB-/NR)
	7,820,000	3.125		04/15/31	7,765,260
	10,030,000	4.125		05/15/51	10,092,687
Republic of Colombia (BBB-/Baa2)
	2,180,000	5.000		06/15/45	2,450,797
	640,000	5.200		05/15/49	749,440

					21,058,184

Costa Rica(a) – 0.2%
Republic of Costa Rica (B/B2)
	3,320,000	6.125		02/19/31	2,858,313

Dominican Republic – 3.2%
Dominican Republic (NR/NR)
DOP	20,700,000	16.000		07/10/20	358,644
	13,900,000	11.500		05/10/24	239,362
	8,900,000	18.500	(a)	02/04/28	184,259
	152,600,000	10.750		08/11/28	2,465,160
	134,200,000	11.375		07/06/29	2,165,904
Dominican Republic (BB-/Ba3)
	240,350,000	9.750	(a)	06/05/26	3,605,832
	$1,500,000	8.625		04/20/27	1,671,094
	740,000	6.000		07/19/28	743,931
	3,040,000	4.500	(a)	01/30/30	2,750,250
	4,740,000	6.850	(a)	01/27/45	4,540,031
	6,599,000	6.850		01/27/45	6,320,605
	11,020,000	6.500	(a)	02/15/48	10,141,844
	4,800,000	6.400	(a)	06/05/49	4,393,500

					39,580,416

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Ecuador – 2.0%
Ecuador Government International Bond (D/NR)
	$1,126,000	7.950%		06/20/24	$ 555,377
	4,790,000	7.875	(a)	03/27/25	2,081,255
	5,200,000	9.650	(a)	12/13/26	2,210,000
	10,080,000	9.625	(a)	06/02/27	4,233,600
	3,400,000	9.625		06/02/27	1,428,000
	4,970,000	7.775		01/23/28	2,037,700
	6,170,000	9.500	(a)	03/27/30	2,606,825
Ecuador Government International Bond (D/Caa3)
	21,270,000	8.875	(a)	10/23/27	8,827,050
	210,000	8.875		10/23/27	87,150
Republic Of Ecuador (D/NR)
	1,030,000	7.875		03/27/25	447,535
	550,000	9.650		12/13/26	233,750
	350,000	10.650		01/31/29	145,250

					24,893,492

Egypt – 4.5%
Republic of Egypt (B/B2u)(a)
	8,690,000	8.875		05/29/50	8,581,375
Republic of Egypt (NR/B2)
	2,050,000	7.500		01/31/27	2,144,172
Republic of Egypt (B/NR)
EUR	120,000	4.750		04/11/25	130,522
	1,770,000	6.375	(a)	04/11/31	1,839,450
	3,259,000	6.375		04/11/31	3,386,874
Republic of Egypt (B/B2)
	8,360,000	4.750	(a)	04/16/26	8,899,352
	10,810,000	5.625	(a)	04/16/30	10,938,118
	2,680,000	5.625		04/16/30	2,711,763
Republic of Egypt (B/B2u)
	$2,950,000	7.053	(a)	01/15/32	2,802,500
	8,180,000	7.625	(a)	05/29/32	7,988,281
	200,000	7.903	(a)	02/21/48	184,937
	4,340,000	8.700	(a)	03/01/49	4,251,844
	990,000	8.700		03/01/49	969,891

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Egypt – (continued)
Republic of Egypt (B/B2u) – (continued)
$1,120,000	8.150	%(a)	11/20/59	$ 1,039,850

				55,868,929

Gabon – 0.3%
Republic of Gabon (NR/Caa1)(a)
2,760,000	6.625		02/06/31	2,466,750
Republic of Gabon (NR/NR)
1,854,118	6.375		12/12/24	1,755,618

				4,222,368

Ghana – 1.5%
Republic of Ghana (NR/B1)
1,970,000	10.750		10/14/30	2,358,459
Republic of Ghana (B/B3)(a)
2,370,000	6.375		02/11/27	2,213,728
Republic of Ghana (B/B3)
280,000	7.625		05/16/29	264,513
710,000	7.875	(a)	02/11/35	644,325
1,210,000	8.627	(a)	06/16/49	1,093,916
5,519,000	8.627		06/16/49	4,989,521
Republic of Ghana (B/B3u)(a)
7,480,000	8.125		03/26/32	7,042,887

				18,607,349

Guatemala – 2.6%
Republic of Guatemala (BB-/Ba1)
5,520,000	4.500	(a)	05/03/26	5,737,350
5,430,000	4.500		05/03/26	5,643,806
7,400,000	4.375	(a)	06/05/27	7,668,250
350,000	4.375		06/05/27	362,688
2,980,000	4.875		02/13/28	3,182,081
2,620,000	4.900	(a)(c)	06/01/30	2,806,675
6,120,000	6.125	(a)(c)	06/01/50	7,076,250

				32,477,100

Honduras – 1.4%
Republic of Honduras (BB-/B1)
6,930,000	8.750	(a)	12/16/20	7,049,109
6,018,000	8.750		12/16/20	6,121,434

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Honduras – (continued)
Republic of Honduras (BB-/B1) – (continued)
	$1,310,000	7.500	%(a)	03/15/24	$ 1,414,800
	1,120,000	7.500		03/15/24	1,209,600
	1,170,000	5.625	(a)(c)	06/24/30	1,189,013

					16,983,956

Indonesia – 6.8%
Perusahaan Penerbit SBSN (NR/Baa2)(a)
	24,200,000	4.150		03/29/27	26,370,437
Perusahaan Penerbit SBSN (BBB/Baa2)
	1,130,000	4.550	(a)	03/29/26	1,252,181
	7,100,000	4.550		03/29/26	7,867,688
	33,470,000	4.400	(a)	03/01/28	37,162,159
Perusahaan Penerbit SBSN Indonesia III (NR/Baa2)(a)
	1,450,000	3.800		06/23/50	1,486,250
Republic of Indonesia (NR/Baa2)
	550,000	4.350		01/11/48	618,750
Republic of Indonesia (BBB/Baa2)
	400,000	4.750	(a)	01/08/26	451,125
EUR	1,550,000	0.900		02/14/27	1,653,265
	$2,380,000	3.850		10/15/30	2,641,800
	350,000	4.625		04/15/43	401,188
	4,590,000	4.450		04/15/70	5,255,550

					85,160,393

Iraq(c) – 0.0%
Republic of Iraq (NR/NR)
	250,000	5.800		01/15/28	224,766

Israel – 0.7%
State of Israel (AA-/A1)
	4,570,000	3.875		07/03/50	5,418,306
	2,820,000	4.500	(d)	04/03/20	3,637,800

					9,056,106

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Ivory Coast – 0.3%
Republic of Ivory Coast (NR/Ba3)
EUR	2,370,000	6.625	%(a)	03/22/48	$ 2,406,543
	1,130,000	6.625		03/22/48	1,147,423

					3,553,966

Jamaica – 0.7%
Government of Jamaica (B+/B2)
	$6,890,000	7.875		07/28/45	8,414,413

Jordan(a) – 0.2%
Kingdom of Jordan (B+/B1)
	3,000,000	5.850		07/07/30	3,000,000

Kenya – 1.0%
Republic of Kenya (B+/B2u)
	3,900,000	7.000	(a)	05/22/27	3,850,031
	750,000	7.250	(a)	02/28/28	740,860
	6,380,000	8.000	(a)	05/22/32	6,282,306
	990,000	8.000		05/22/32	974,841

					11,848,038

Lebanon(e) – 0.4%
Republic of Lebanon (NR/NR)
	3,663,000	6.750		11/29/27	613,553
Republic of Lebanon (CC/NR)
	3,990,000	6.200		02/26/25	668,325
	270,000	6.600		11/27/26	46,828
	1,220,000	6.650		11/03/28	209,306
	7,704,000	6.850		05/25/29	1,271,160
	10,123,000	6.650		02/26/30	1,695,602
	1,820,000	7.050		11/02/35	313,950
Republic of Lebanon (D/NR)
	2,020,000	6.650		04/22/24	346,556
	710,000	6.850		03/23/27	121,144
	150,000	7.250		03/23/37	25,875

					5,312,299

Macedonia – 1.2%
Republic of Macedonia (BB-/NR)
EUR	600,000	5.625		07/26/23	728,239
	10,480,000	2.750	(a)	01/18/25	11,579,264
	2,710,000	2.750		01/18/25	2,994,256

					15,301,759

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Mexico(c) – 0.9%
United Mexican States (BBB/Baa1)
	$3,300,000	4.750%		04/27/32	$ 3,634,950
	3,740,000	4.500		01/31/50	3,855,940
	2,920,000	5.000		04/27/51	3,149,220

					10,640,110

Mongolia – 0.4%
Republic of Mongolia (B/B3)
	1,200,000	5.125		12/05/22	1,189,500
Republic of Mongolia (B/B3u)
	3,490,000	5.625		05/01/23	3,467,097

					4,656,597

Morocco(a) – 0.2%
Kingdom of Morocco (BBB-/Ba1u)
EUR	2,560,000	1.500		11/27/31	2,676,625

Mozambique – 0.1%
Republic of Mozambique (NR/Caa2u)
	$2,060,000	5.000		09/15/31	1,751,000

Nigeria – 1.6%
Republic of Nigeria (B-/B2)
	8,390,000	7.875		02/16/32	7,891,844
	12,540,000	7.696	(a)	02/23/38	11,430,993

					19,322,837

Oman – 0.3%
Republic of Oman (NR/Ba3)
	400,000	6.750		01/17/48	344,625
	4,250,000	6.750	(a)	01/17/48	3,661,641

					4,006,266

Panama – 0.5%
Panama Notas del Tesoro (BBB+/NR)
	920,000	4.875		02/05/21	933,800
Republic of Panama (BBB+/Baa1)(c)
	4,520,000	4.500		04/01/56	5,548,300

					6,482,100

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Papua New Guinea(a) – 0.1%
Papua New Guinea Government International Bond (B-/B2)
	$1,450,000	8.375%		10/04/28	$ 1,450,000

Paraguay – 3.4%
Republic of Paraguay (BB/NR)(a)
	4,590,000	5.600		03/13/48	5,333,006
Republic of Paraguay (BB/Ba1)
	12,098,000	4.625		01/25/23	12,755,829
	3,930,000	5.000	(a)	04/15/26	4,365,984
	2,655,000	5.000		04/15/26	2,949,539
	2,770,000	4.700	(a)	03/27/27	3,034,016
	2,760,000	4.950	(a)(c)	04/28/31	3,063,600
	5,650,000	6.100		08/11/44	6,882,406
	3,050,000	5.400	(a)(c)	03/30/50	3,458,891

					41,843,271

Qatar – 2.0%
Republic of Qatar (AA-/Aa3)
	10,470,000	5.103	(a)	04/23/48	14,235,928
	2,950,000	4.817	(a)	03/14/49	3,884,781
	240,000	4.817		03/14/49	316,050
	4,900,000	4.400	(a)	04/16/50	6,069,875

					24,506,634

Romania – 2.6%
Republic of Romania (BBB-/Baa3)
EUR	4,370,000	2.375	(a)	04/19/27	5,001,750
	7,360,000	2.875		05/26/28	8,610,051
	1,330,000	2.500		02/08/30	1,484,915
	3,250,000	3.624	(a)	05/26/30	3,943,484
	2,320,000	2.124	(a)	07/16/31	2,481,080
	1,730,000	2.124		07/16/31	1,850,116
	2,270,000	2.000	(a)	01/28/32	2,376,602
	390,000	3.375	(a)	02/08/38	446,244

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Romania – (continued)
Republic of Romania (BBB-/Baa3) – (continued)
EUR	1,730,000	4.625	%(a)	04/03/49	$ 2,222,447
	900,000	3.375	(a)	01/28/50	977,655
	3,240,000	3.375		01/28/50	3,519,559

					32,913,903

Russia – 1.1%
Russian Federation Bond (NR/NR)
	$4,000,000	4.750		05/27/26	4,552,000
	3,200,000	4.375	(a)	03/21/29	3,632,000
	4,200,000	5.100	(a)	03/28/35	5,190,938

					13,374,938

Saudi Arabia – 1.6%
Saudi Government International Bond (NR/A1)
	1,770,000	2.750	(a)	02/03/32	1,815,135
	920,000	4.500		10/26/46	1,057,080
	3,600,000	4.625		10/04/47	4,194,000
	1,380,000	5.000		04/17/49	1,711,200
	1,770,000	3.750	(a)	01/21/55	1,802,081
	410,000	3.750		01/21/55	417,431
	8,270,000	4.500	(a)	04/22/60	9,489,825

					20,486,752

Senegal(a) – 0.4%
Republic of Senegal (B+/Ba3)
EUR	4,580,000	4.750		03/13/28	4,978,395

Serbia(a) – 0.6%
Republic of Serbia (NR/Ba3)
	2,740,000	3.125		05/15/27	3,224,613
Republic of Serbia (BB+/Ba3)
	4,400,000	1.500		06/26/29	4,622,077

					7,846,690

South Africa – 1.6%
Republic of South Africa (NR/Ba1)
	$3,660,000	4.850		09/27/27	3,573,075
	3,350,000	5.650		09/27/47	2,901,938

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
South Africa – (continued)
Republic of South Africa (BB-/Ba1)
	$2,670,000	4.300%		10/12/28	$ 2,479,763
	5,670,000	4.850		09/30/29	5,343,975
	200,000	5.875		06/22/30	202,750
	1,590,000	6.250		03/08/41	1,540,809
	4,790,000	5.750		09/30/49	4,140,356

					20,182,666

Sri Lanka – 2.1%
Republic of Sri Lanka (B-/B2)
	9,200,000	5.750	(a)	04/18/23	6,417,000
	7,190,000	6.850	(a)	03/14/24	4,961,100
	910,000	6.350	(a)	06/28/24	627,900
	3,960,000	6.125		06/03/25	2,613,600
	3,180,000	6.850		11/03/25	2,106,750
	6,010,000	6.850	(a)	11/03/25	3,981,625
	1,690,000	6.750	(a)	04/18/28	1,092,162
	7,730,000	7.550	(a)	03/28/30	4,966,525

					26,766,662

Suriname(a) – 0.0%
Republic of Suriname (CCC+/B3)
	1,190,000	9.250		10/26/26	528,806

Tajikistan – 0.1%
Republic of Tajikistan (B-/B3)
	710,000	7.125		09/14/27	579,759

Trinidad and Tobago(a)(c) – 0.1%
Republic of Trinidad & Tobago (BBB-/Ba1)
	1,560,000	4.500		06/26/30	1,538,550

Tunisia(a) – 0.1%
Banque Centrale de Tunisie International Bond (NR/B2)
EUR	850,000	6.750		10/31/23	907,524
	760,000	6.375		07/15/26	769,008

					1,676,532

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Turkey – 2.9%
Republic of Turkey (NR/B1)
	$5,380,000	4.250%		03/13/25	$ 5,013,488
EUR	5,290,000	3.250		06/14/25	5,579,285
	6,280,000	5.200		02/16/26	7,112,904
	$1,200,000	4.875		10/09/26	1,113,375
	4,780,000	6.000		03/25/27	4,659,006
	3,450,000	5.250		03/13/30	3,088,828
	7,640,000	5.750		05/11/47	6,255,250
	999,000	7.375		02/05/25	1,052,072
	2,300,000	6.000		01/14/41	1,985,906

					35,860,114

Ukraine – 2.9%
Ukraine Government Bond (B/NR)
	1,900,000	9.750		11/01/28	2,170,750
EUR	2,210,000	4.375	(a)	01/27/30	2,129,116
	$210,000	7.375		09/25/32	210,919
	10,818,000	0.001		05/31/40	9,935,657
Ukraine Government Bond (B/B3u)
	2,910,000	7.750		09/01/21	3,007,485
	7,470,000	7.750		09/01/23	7,824,825
	9,760,000	7.750		09/01/24	10,174,800
	230,000	7.750		09/01/26	239,775
	360,000	7.750		09/01/27	374,512

					36,067,839

United Arab Emirates(a) – 0.9%
Abu Dhabi Government International Bond (AA/Aa2u)
	9,240,000	3.875		04/16/50	10,891,650

Uruguay(c) – 0.0%
Uruguay Government Bond (BBB/Baa2)
	350,000	4.375		01/23/31	408,844

Uzbekistan(a) – 0.1%
Republic of Uzbekistan (BB-/NR)
	1,460,000	5.375		02/20/29	1,591,856

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Sovereign Debt Obligations – (continued)
Venezuela(c)(f) – 0.3%
Debt and Asset Trading Corp. (NR/NR)
$4,680,000	1.000%	10/10/25	$ 3,571,425

Zambia – 0.3%
Republic of Zambia (CCC/NR)
5,834,000	5.375	09/20/22	3,092,020

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $863,523,831)			$ 791,162,337

Corporate Obligations – 23.7%
Argentina(a)(c) – 0.1%
Telecom Argentina SA (NR/Caa3)
$1,480,000	6.500%	06/15/21	$ 1,360,212

Azerbaijan – 0.1%
State Oil Co. of the Azerbaijan Republic (BB-/Ba2)
400,000	4.750	03/13/23	415,250
State Oil Co. of the Azerbaijan Republic (BB-/NR)
1,040,000	6.950	03/18/30	1,223,950

			1,639,200

Brazil – 1.5%
Banco do Brasil SA (CCC+/NR)(c)(g) (10 Year CMT + 4.398%)
5,210,000	6.250	10/29/49	4,569,170
Banco do Brasil SA (CCC+/B2)(c)(g) (10 Year CMT + 6.362%)
6,880,000	9.000	06/29/49	7,086,400
Embraer Overseas Ltd. (BB+/Ba2)
30,000	5.696	09/16/23	28,585
Itau Unibanco Holding SA (BB-/B2)(a)(c)(g) (5 Year CMT + 3.222%)
3,860,000	4.625	12/31/99	3,184,500
Samarco Mineracao SA (NR/WR)(e)
3,185,000	4.125	11/01/22	1,723,881
2,080,000	5.750	10/24/23	1,068,600
800,000	5.375	09/26/24	411,250

			18,072,386

British Virgin Islands(c) – 0.7%
Fortune Star BVI Ltd. (BB/NR)
610,000	5.250	03/23/22	602,566
260,000	6.750	07/02/23	262,600

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
British Virgin Islands(c) – (continued)
Huarong Finance 2017 Co. Ltd.(g) (NR/Baa1) (-1x5 Year CMT + 6.983%)
	$3,530,000	4.000%	12/31/99	$ 3,528,897
Huarong Finance 2019 Co. Ltd. (NR/Baa1)
	1,490,000	3.875	11/13/29	1,522,128
	1,900,000	3.375	02/24/30	1,863,187
Sino-Ocean Land Treasure IV Ltd. (NR/Baa3)
	320,000	4.750	01/14/30	317,300
Sunny Express Enterprises Corp. (NR/A3)(g) (-1x3 Year CMT + 4.762%)
	870,000	3.350	12/31/99	867,281

				8,963,959

Burundi – 0.3%
Eastern & Southern African Trade & Development Bank (NR/Baa3)
	3,660,000	5.375	03/14/22	3,696,124

Chile – 0.7%
Corp Nacional del Cobre de Chile (A/A3)(a)(c)
	2,290,000	3.750	01/15/31	2,490,375
Embotelladora Andina SA (BBB/NR)(a)
	506,000	5.000	10/01/23	550,591
Empresa de Transporte de Pasajeros Metro SA (A+/NR)(a)(c)
	830,000	3.650	05/07/30	892,873
GNL Quintero SA (BBB/Baa2)
	1,060,000	4.634	07/31/29	1,134,200
Inversiones CMPC SA (BBB-/NR)(a)(c)
	660,000	4.375	05/15/23	690,731
Sociedad Quimica y Minera de Chile SA (BBB+/Baa1)(a)(c)
	3,291,000	4.375	01/28/25	3,521,370

				9,280,140

China – 0.5%
China Evergrande Group (NR/NR)(h)
HKD	2,000,000	4.250	02/14/23	242,242
China Evergrande Group (NR/B2)(c)
	$1,350,000	8.250	03/23/22	1,242,844
Kaisa Group Holdings Ltd. (NR/NR)(c)
	800,000	8.500	06/30/22	791,240
Kaisa Group Holdings Ltd. (NR/B2)(c)
	200,000	10.875	07/23/23	199,687
	260,000	11.950	11/12/23	266,963
Sunac China Holdings Ltd. (B+/B1)(c)
	1,080,000	8.350	04/19/23	1,112,400

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
China – (continued)
Tencent Holdings Ltd. (A+/A1)(a)(c)
$1,110,000	3.240%		06/03/50	$ 1,120,312
Yuzhou Properties Co. Ltd. (NR/B1)(c)
970,000	7.700		02/20/25	945,750

				5,921,438

Colombia – 0.9%
Banco de Bogota SA (NR/Ba2)
6,870,000	6.250	(a)	05/12/26	7,213,500
1,980,000	6.250		05/12/26	2,079,000
Grupo Aval Ltd. (NR/Ba2)
590,000	4.750		09/26/22	594,030
1,530,000	4.375	(a)(c)	02/04/30	1,449,675

				11,336,205

Cyprus – 0.2%
MHP SE (B/NR)
1,910,000	7.750		05/10/24	1,995,950

Dominican Republic(a)(c) – 0.2%
Aeropuertos Dominicanos Siglo XXI SA (B+/Ba3)
3,220,000	6.750		03/30/29	2,863,224

Hong Kong – 0.3%
Huarong Finance 2017 Co. Ltd. (NR/Baa1)
3,770,000	4.750		04/27/27	4,055,106

India – 0.7%
Adani Ports & Special Economic Zone Ltd. (BBB-/Baa3)
580,000	4.375		07/03/29	569,125
Greenko Investment Co. (B+/NR)(a)(c)
3,290,000	4.875		08/16/23	3,200,553
Reliance Industries Ltd. (BBB+/Baa2)
550,000	4.125		01/28/25	597,609
1,090,000	3.667	(a)	11/30/27	1,163,977
ReNew Power Synthetic (BB-/NR)(c)
2,650,000	6.670		03/12/24	2,667,391

				8,198,655

Indonesia – 0.2%
Indonesia Asahan Aluminium Persero PT (NR/Baa2)(a)(c)
1,060,000	5.800		05/15/50	1,189,193

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Indonesia – (continued)
Perusahaan Gas Persero Tbk PT (BBB-/Baa2)
$1,730,000	5.125%		05/16/24	$ 1,811,634

				3,000,827

Ireland – 0.6%
Credit Bank of Moscow Via CBOM Finance PLC (NR/NR)(c)(g) (5 Year USD Swap + 5.416%)
310,000	7.500		10/05/27	301,281
Credit Bank of Moscow Via CBOM Finance PLC (BB-/NR)(a)
430,000	4.700		01/29/25	427,313
Credit Bank of Moscow Via CBOM Finance PLC (BB-/Ba3)(a)
3,010,000	5.550		02/14/23	3,087,131
Phosagro OAO Via Phosagro Bond Funding DAC (BBB-/Baa3)(a)
3,610,000	3.949		04/24/23	3,737,478

				7,553,203

Ivory Coast – 0.6%
Brazil Minas SPE via State of Minas Gerais (BB-/NR)(a)(f)
2,800,000	5.333		02/15/28	2,833,250
Comunicaciones Celulares SA Via Comcel Trust (NR/Ba1)(c)
3,980,000	6.875		02/06/24	4,070,227

				6,903,477

Jamaica(a)(c) – 0.2%
Digicel Group 0.5 Ltd. (NR/NR)(i)
13,939	7.000		12/31/99	1,185
(PIK 3.000%, Cash 5.000%)
84,160	8.000		04/01/25	22,817
Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd. (NR/Caa1)
2,882,688	8.750		05/25/24	2,817,827

				2,841,829

Japan(c)(g) – 0.1%
SoftBank Group Corp. (B+/B2u) (5 Year USD ICE Swap + 4.226%)
1,310,000	6.000		12/31/99	1,198,650

Kazakhstan – 0.0%
KazMunayGas National Co. JSC (BB/Baa3)
373,000	4.750		04/19/27	404,822

Luxembourg – 0.7%
Gazprom PJSC Via Gaz Capital SA (BBB-/Baa2)
410,000	8.625	(h)	04/28/34	625,762
3,970,000	7.288		08/16/37	5,708,116

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Luxembourg – (continued)
MHP Lux SA (B/NR)
$380,000	6.950%		04/03/26	$ 386,650
Rede D’or Finance S.a.r.l. (BB-/NR)(c)
620,000	4.500		01/22/30	543,864
Rede D’or Finance Sarl (BB-/NR)(a)(c)
1,300,000	4.500		01/22/30	1,140,360

				8,404,752

Malaysia(a)(c) – 0.7%
Petronas Capital Ltd. (A-/A2)
4,410,000	4.550		04/21/50	5,604,625
1,890,000	4.800		04/21/60	2,585,085

				8,189,710

Mauritius – 0.5%
Greenko Investment Co. (B+/NR)(c)
200,000	4.875		08/16/23	194,562
MTN Mauritius Investments Ltd. (BB-/Ba1)
3,390,000	5.373		02/13/22	3,439,791
1,790,000	4.755		11/11/24	1,783,847
550,000	6.500	(a)	10/13/26	580,078

				5,998,278

Mexico – 4.7%
Banco Mercantil del Norte SA (BB-/Ba2)(c)(g)
(10 Year CMT + 5.353%)
200,000	7.625		12/31/99	190,684
(10 Year CMT + 5.470%)
1,350,000	7.500	(a)	12/31/99	1,269,675
(10 Year CMT + 5.470%)
330,000	7.500		12/31/99	310,365
(5 Year CMT + 4.967%)
3,820,000	6.750	(a)	12/31/99	3,605,722
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (NR/Baa1)(a)
2,100,000	5.375		04/17/25	2,298,240
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (NR/Baa3)(a)(c)(g) (5 Year CMT + 2.995%)
1,090,000	5.950		10/01/28	1,117,250
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (NR/Baa1)
730,000	4.125		11/09/22	760,341
BBVA Bancomer SA (BB/NR)(c)(g)
(5 Year CMT + 2.650%)
3,080,000	5.125	(a)	01/18/33	2,885,960
(5 Year CMT + 2.650%)
750,000	5.125		01/18/33	702,750

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Mexico – (continued)
Cemex SAB de CV (BB/NR)(a)(c)
	$400,000	7.375%		06/05/27	$ 403,443
Fomento Economico Mexicano SAB de CV (A-/NR)(c)
	520,000	3.500		01/16/50	535,579
Mexico City Airport Trust (BBB/Baa3)(c)
	1,180,000	4.250	(a)	10/31/26	1,112,150
	1,409,000	4.250		10/31/26	1,327,982
	5,200,000	3.875	(a)	04/30/28	4,738,500
	2,190,000	5.500	(a)	10/31/46	1,911,117
	722,000	5.500		10/31/46	630,058
	10,548,000	5.500		07/31/47	9,298,062
Petroleos Mexicanos (BBB/Ba2)
EUR	13,560,000	5.125		03/15/23	14,939,483
	$1,280,000	5.350		02/12/28	1,072,320
	997,000	5.950	(a)(c)	01/28/31	819,135
	1,940,000	5.625		01/23/46	1,372,550
	365,000	6.750		09/21/47	280,229
	2,091,000	6.350		02/12/48	1,539,812
	3,343,000	7.690	(a)(c)	01/23/50	2,788,898
	3,043,000	6.950	(a)(c)	01/28/60	2,336,263

					58,246,568

Netherlands – 1.8%
Bharti Airtel International Netherlands B.V. (BBB-/Ba1)
	550,000	5.125		03/11/23	576,297
	1,020,000	5.350		05/20/24	1,082,794
Greenko Dutch B.V. (NR/Ba1)(c)
	690,000	4.875		07/24/22	683,100
	260,000	5.250	(a)	07/24/24	257,156
IHS Netherlands Holdco B.V. (B-/B2)(a)(c)
	490,000	7.125		03/18/25	493,981
	400,000	8.000		09/18/27	405,750
Lukoil International Finance B.V. (BBB/NR)
	1,090,000	4.750		11/02/26	1,211,262

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Netherlands – (continued)
Lukoil Securities B.V. (BBB/NR)(a)
	$1,740,000	3.875%		05/06/30	$ 1,814,629
Metinvest B.V. (B/NR)(c)
	301,000	7.750	(a)	04/23/23	297,614
	520,000	7.750		04/23/23	514,150
MV24 Capital B.V. (BB/NR)(a)
	1,501,716	6.748		06/01/34	1,422,125
NE Property B.V. (BBB/NR)(c)
EUR	980,000	1.750		11/23/24	1,062,149
Petrobras Global Finance B.V. (BB-/Ba2)
	$2,510,000	5.999		01/27/28	2,621,318
	1,820,000	6.850	(j)	06/05/15	1,799,343
Prosus NV (BBB-/Baa3)(c)
	460,000	5.500		07/21/25	520,088
	3,220,000	3.680	(a)	01/21/30	3,377,981
Syngenta Finance NV (BBB-/Ba2)(a)(c)
	4,640,000	5.676		04/24/48	4,659,210

					22,798,947

Pakistan – 0.6%
The Third Pakistan International Sukuk Co. Ltd. (NR/B3)
	2,130,000	5.500		10/13/21	2,084,737
The Third Pakistan International Sukuk Co. Ltd. (B-/B3)
	5,200,000	5.625		12/05/22	5,060,250

					7,144,987

Panama(a) – 0.0%
Autoridad del Canal de Panama (A/A1)
	380,000	4.950		07/29/35	429,638

Peru – 0.9%
ABY Transmision Sur SA (BBB/NR)(a)
	5,029,968	6.875		04/30/43	6,487,087
Corp. Lindley SA (BBB/NR)
	1,222,500	6.750	(a)	11/23/21	1,266,434
	2,670,000	6.750		11/23/21	2,765,953
	120,000	4.625	(a)	04/12/23	123,825

					10,643,299

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Philippines – 0.0%
International Container Terminal Services, Inc. (NR/NR)
$340,000	4.750%		06/17/30	$ 344,250
SMC Global Power Holdings Corp. (NR/NR)(c)(g) (5 Year CMT + 6.608%)
210,000	6.500		12/31/99	206,128

				550,378

Singapore(c)(i) – 0.0%
Eterna Capital Pte Ltd. (CCC+p/Caa2)
386,428	8.000		12/11/22	116,411
Innovate Capital Pte Ltd. (NR/NR)
629,517	6.000		12/11/24	94,428

				210,839

South Africa – 0.2%
Eskom Holdings SOC Ltd. (BB-/Ba1)(f)
1,470,000	6.350		08/10/28	1,465,406
Eskom Holdings SOC Ltd. (CCC+/Caa1)
520,000	6.750		08/06/23	491,400
800,000	7.125		02/11/25	740,250

				2,697,056

Thailand(a)(c) – 0.1%
PTTEP Treasury Center Co. Ltd. (NR/Baa1)
1,040,000	2.993		01/15/30	1,084,850

Turkey – 1.2%
Akbank T.A.S. (NR/Caa2)(c)(g) (5 Year USD Swap + 4.029%)
564,000	6.797		04/27/28	511,107
TC Ziraat Bankasi A/S (NR/B2)
500,000	5.125		05/03/22	489,531
TC Ziraat Bankasi A/S (NR/B2)(a)
770,000	5.125		09/29/23	735,109
Turkiye Vakiflar Bankasi TAO (NR/B2)
1,090,000	8.125	(a)	03/28/24	1,118,613
250,000	8.125		03/28/24	256,563
1,080,000	5.250	(a)	02/05/25	990,225
Yapi ve Kredi Bankasi A/S (NR/B2)
1,820,000	6.100		03/16/23	1,801,231
200,000	5.850		06/21/24	192,563
4,610,000	8.250	(a)	10/15/24	4,781,146

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Turkey – (continued)
Yapi ve Kredi Bankasi A/S (NR/Caa3u)(c)(g) (5 Year USD Swap + 11.245%)
$4,330,000	13.875%	12/31/99	$ 4,643,925

			15,520,013

United Arab Emirates – 2.2%
Abu Dhabi Crude Oil Pipeline LLC (AA/NR)(a)
14,990,000	4.600	11/02/47	17,767,835
DP World PLC (NR/Baa3)(h)
5,800,000	1.750	06/19/24	5,771,174
NBK Tier 1 Financing 2 Ltd. (NR/Baa3)(a)(c)(g) (6 Year USD Swap + 2.832%)
2,480,000	4.500	12/31/99	2,354,450
Sharjah Sukuk Program Ltd. (BBB/Baa2)
1,370,000	4.226	03/14/28	1,477,031

			27,370,490

United Kingdom – 0.9%
Gazprom PJSC Via Gaz Finance PLC (BBB-/Baa2)(a)
11,140,000	3.250	02/25/30	11,077,338
Vedanta Resources Finance II PLC (B-/B3)(c)
260,000	9.250	04/23/26	186,417
Vedanta Resources Ltd. (B-/B3)(c)
200,000	6.125	08/09/24	137,750

			11,401,505

United States – 0.9%
Brazil Loan Trust 1 (BB-/NR)(a)(f)
5,405,162	5.477	07/24/23	5,467,659
Sasol Financing USA LLC (BB/Ba2)(c)
6,470,000	5.875	03/27/24	5,806,825

			11,274,484

Venezuela(e) – 0.4%
Petroleos de Venezuela SA (NR/NR)
138,210,000	6.000	10/28/22	3,109,725
Petroleos de Venezuela SA (CCC-/NR)
2,180,000	5.500	04/12/37	65,400
Petroleos de Venezuela SA (D/NR)
41,690,000	6.000	05/16/24	1,167,320
3,387,934	6.000	11/15/26	98,250
19,170,000	5.375	04/12/27	508,005

			4,948,700

TOTAL CORPORATE OBLIGATIONS (Cost $354,880,166)			$ 296,199,901

Shares	Dividend Rate	Value

Investment Company(k) – 5.2%
Goldman Sachs Financial Square Government Fund - Institutional Shares
65,203,767	0.155%	$ 65,203,767
(Cost $65,203,767)

TOTAL INVESTMENTS – 92.3% (Cost $1,283,607,764)		$1,152,566,005

OTHER ASSETS IN EXCESS OF LIABILITIES – 7.7%		95,835,975

NET ASSETS – 100.0%		$1,248,401,980

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on June 30, 2020.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Actual maturity date is April 03, 2120.

(e)	Security is currently in default and/or non-income producing.

(f)	Guaranteed by a foreign government until maturity. Total market value of these securities amounts to $13,337,740, which represents approximately 1.1% of the Fund’s net assets as of June 30, 2020.

(g)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2020.

(h)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on June 30, 2020.

(i)	Pay-in-kind securities.

(j)	Actual maturity date is June 05, 2115.

(k)	Represents an affiliated fund.

Security ratings disclosed, if any, are obtained from by S&P’s /Moody’s Investor Service and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
CNY	— Chinese Yuan Renminbi
COP	— Colombian Peso
CZK	— Czech Koruna
DOP	— Dominican Peso
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
THB	— Thai Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
CMT	— Constant Maturity Treasury Indexes
EURO	— Euro Offered Rate
LLC	— Limited Liability Company
NR	— Not Rated
PLC	— Public Limited Company
TIIE	— La Tasa de Interbank Equilibrium Interest Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2020, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	AUD	9,357,573	USD	6,427,137	09/16/20	$32,220
	BRL	13,639,274	USD	2,472,658	07/02/20	35,228
	CAD	8,024,911	EUR	5,233,775	09/16/20	21,777
	CAD	5,108,511	USD	3,753,982	09/16/20	9,504
	CHF	2,274,793	EUR	2,129,148	09/16/20	10,303
	CHF	2,251,627	USD	2,377,655	09/16/20	4,349
	CNH	221,561,422	USD	31,124,102	09/16/20	78,553
	COP	26,722,834,218	USD	6,982,234	07/06/20	124,891
	EUR	1,109,751	CAD	1,692,860	09/16/20	1,802
	EUR	1,062,124	CHF	1,128,905	09/16/20	1,073
	EUR	1,028,413	GBP	933,428	09/16/20	271
	EUR	1,112,333	NOK	11,971,152	09/16/20	7,771
	EUR	2,479,998	USD	2,687,638	08/12/20	101,307
	EUR	3,033,373	USD	3,409,957	09/16/20	3,892
	GBP	1,975,974	EUR	2,163,297	09/16/20	14,903
	IDR	20,569,598,400	USD	1,375,828	07/20/20	35,986
	ILS	4,389,813	USD	1,259,034	09/16/20	10,889
	INR	191,752,110	USD	2,511,610	07/15/20	22,073
	INR	112,002,116	USD	1,467,725	07/28/20	10,539
	KRW	7,653,192,152	USD	6,336,629	07/15/20	43,130
	KRW	2,943,045,565	USD	2,437,184	09/02/20	16,518
	NOK	11,325,812	EUR	1,041,471	09/16/20	4,914
	RUB	652,519,499	USD	8,721,392	08/17/20	393,678
	SEK	47,551,063	EUR	4,506,614	09/16/20	36,001
	SEK	11,238,975	USD	1,202,055	09/16/20	5,223
	TRY	24,074,941	USD	3,318,380	07/13/20	184,176
	TRY	14,103,197	USD	2,003,942	09/16/20	10,180
	TWD	72,778,671	USD	2,442,237	07/06/20	35,401
	TWD	78,093,148	USD	2,625,050	07/20/20	40,869
	USD	1,420,114	AUD	2,039,183	09/16/20	12,505
	USD	14,183,465	BRL	74,231,681	07/02/20	534,318
	USD	4,679,847	BRL	24,220,078	08/04/20	233,938
	USD	10,129,323	CAD	13,582,743	09/16/20	122,793
	USD	14,714,150	CLP	11,819,910,919	07/03/20	322,805
	USD	5,133,177	CLP	4,168,155,847	08/27/20	54,410
	USD	1,182,195	CLP	960,415,573	09/16/20	11,585
	USD	3,299,663	COP	12,177,031,323	07/06/20	61,096
	USD	1,256,890	COP	4,690,964,149	07/27/20	11,623
	USD	4,420,193	EUR	3,900,093	08/12/20	34,245
	USD	11,631,917	EUR	10,277,379	09/16/20	65,446
	USD	19,970,899	GBP	15,832,536	09/16/20	343,896
	USD	617,605	HUF	188,893,731	09/16/20	18,559
	USD	3,721,002	IDR	53,272,538,983	07/20/20	64,590
	USD	1,254,313	ILS	4,298,718	09/16/20	10,742
	USD	10,056,606	JPY	1,076,725,417	09/16/20	74,207
	USD	3,679,960	MXN	82,831,613	09/17/20	113,310
	USD	1,253,140	NOK	11,934,407	09/16/20	12,877
	USD	889,924	PLN	3,493,054	07/23/20	6,946
	USD	11,265,499	RUB	787,375,483	08/17/20	266,617
	USD	1,252,740	SEK	11,606,390	09/16/20	5,995
	USD	1,271,411	TRY	8,688,058	07/13/20	7,424
	USD	1,263,185	TRY	8,702,588	07/27/20	2,296
	USD	1,250,137	TRY	8,630,573	07/29/20	417
	USD	1,271,411	TRY	8,880,041	09/16/20	3,224
	USD	8,031,771	ZAR	136,313,426	09/16/20	238,876
	ZAR	52,544,755	USD	2,891,672	07/01/20	136,069

TOTAL						$4,068,230

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	AUD	10,126,304	USD	7,061,821	09/16/20	$(71,827)
	BRL	91,855,810	USD	17,812,439	07/02/20	(922,702)
	BRL	13,653,516	USD	2,570,962	08/04/20	(64,683)
	CAD	15,243,732	USD	11,346,264	09/16/20	(116,070)
	CHF	10,303,852	USD	10,940,286	09/16/20	(39,807)
	CLP	11,819,910,919	USD	14,927,148	07/03/20	(535,801)
	CLP	7,015,366,528	USD	8,552,196	08/27/20	(4,194)
	CNH	35,685,325	USD	5,030,679	09/16/20	(5,089)
	COP	13,813,621,678	USD	3,734,088	07/06/20	(60,257)
	CZK	16,455,306	USD	703,955	09/16/20	(9,952)
	EUR	1,725,282	CAD	2,657,780	09/16/20	(16,326)
	EUR	2,226,467	CHF	2,382,566	09/16/20	(14,791)
	EUR	1,048,023	GBP	954,120	09/16/20	(3,311)
	EUR	3,358,390	PLN	15,006,038	09/16/20	(14,233)
	EUR	4,440,102	SEK	46,717,449	09/16/20	(21,310)
	EUR	10,907,346	USD	12,346,410	08/12/20	(80,275)
	EUR	81,214,210	USD	92,357,398	09/16/20	(956,484)
	GBP	8,497,214	EUR	9,447,668	09/16/20	(99,012)
	GBP	2,038,196	USD	2,559,117	09/16/20	(32,441)
	IDR	86,633,208,080	USD	6,077,660	07/20/20	(131,508)
	IDR	18,228,985,068	USD	1,250,917	08/03/20	(3,547)
	ILS	1,841,949	USD	534,986	09/16/20	(2,131)
	INR	120,056,221	USD	1,592,680	07/28/20	(8,113)
	JPY	274,453,484	AUD	3,753,431	09/16/20	(46,444)
	JPY	135,987,262	GBP	1,020,856	09/16/20	(4,770)
	JPY	1,666,996,545	USD	15,580,543	09/16/20	(125,700)
	MXN	31,646,633	USD	1,456,315	07/09/20	(81,070)
	MXN	466,149,286	USD	21,022,184	09/17/20	(950,249)
	NOK	12,467,311	EUR	1,179,355	09/16/20	(31,636)
	NOK	11,924,470	SEK	11,764,324	09/16/20	(24,479)
	NOK	110,401,536	USD	11,866,949	09/16/20	(393,649)
	PLN	14,854,778	EUR	3,342,148	09/16/20	(5,733)
	PLN	36,254,157	USD	9,250,279	09/16/20	(84,414)
	RUB	512,214,706	USD	7,335,771	08/17/20	(180,624)
	SEK	35,263,836	USD	3,808,938	09/16/20	(20,937)
	TRY	17,466,389	USD	2,517,299	09/16/20	(22,869)
	USD	3,730,857	AUD	5,470,017	09/16/20	(44,992)
	USD	5,593,438	BRL	31,263,405	07/02/20	(155,036)
	USD	1,215,056	CAD	1,649,937	09/16/20	(467)
	USD	10,700,938	CHF	10,214,163	09/16/20	(104,659)
	USD	1,657,823	CLP	1,363,641,964	08/27/20	(3,732)
	USD	18,045,249	CNH	128,528,924	09/16/20	(55,572)
	USD	7,328,848	COP	28,359,424,574	07/06/20	(213,541)
	USD	2,939,646	COP	11,089,666,334	07/27/20	(4,225)
	USD	312,409	COP	1,244,168,501	08/25/20	(17,055)
	USD	192,308,639	EUR	176,978,404	08/12/20	(6,716,929)
	USD	2,730,389	EUR	2,429,767	09/16/20	(4,143)
	USD	3,449,260	IDR	52,342,249,137	07/20/20	(143,300)
	USD	4,969,477	ILS	17,343,800	09/16/20	(47,891)
	USD	5,044,616	INR	385,218,138	07/15/20	(45,396)
	USD	9,295,065	INR	711,751,054	07/28/20	(99,010)
	USD	2,620,371	KRW	3,161,516,112	07/15/20	(15,092)
	USD	2,647,583	KRW	3,253,962,201	09/02/20	(65,339)
	USD	9,419,776	MXN	233,365,154	07/09/20	(721,405)
	USD	1,253,501	MXN	29,230,514	09/17/20	(5,137)
	USD	1,251,306	NOK	12,115,992	09/16/20	(7,828)
	USD	1,294,650	NZD	2,026,706	09/16/20	(13,089)
	USD	12,085,025	PLN	50,196,567	07/23/20	(603,710)
	USD	1,216,391	RUB	88,074,135	08/17/20	(13,920)
	USD	3,078,799	THB	96,428,601	09/16/20	(40,676)
	USD	2,494,424	TRY	18,149,959	07/13/20	(146,132)
	USD	2,733,315	TRY	19,461,063	07/20/20	(92,150)
	USD	1,235,000	TRY	8,571,876	07/27/20	(6,951)
	USD	7,686,251	TRY	54,179,863	09/16/20	(51,346)
	USD	3,885,971	TWD	114,755,265	07/15/20	(28,456)
	USD	6,451,755	TWD	191,043,312	07/20/20	(70,018)
	USD	7,253,177	TWD	213,291,931	08/06/20	(44,644)
	USD	1,419,241	TWD	41,561,041	09/16/20	(9,275)
	ZAR	44,068,103	USD	2,597,379	07/01/20	(58,080)
	ZAR	21,982,480	USD	1,282,399	09/16/20	(25,683)
	ZAR	96,612,858	USD	5,555,182	09/18/20	(32,969)

TOTAL						$(14,894,286)

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At June 30, 2020, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Ultra Long U.S. Treasury Bonds	262	09/21/20	$57,156,938	$222,367
Ultra 10 Year U.S. Treasury Notes	500	09/21/20	78,742,187	410,154
2 Year U.S. Treasury Notes	277	09/30/20	61,169,391	13,626
5 Year U.S. Treasury Notes	1,209	09/30/20	152,022,305	348,737
10 Year U.S. Treasury Notes	505	09/21/20	70,281,797	135,588

Total				$1,130,472

Short position contracts:
Eurodollars	(2)	12/14/20	(498,550)	(9,048)
20 Year U.S. Treasury Bonds	(99)	09/21/20	(17,677,687)	(74,438)

Total				$(83,486)

TOTAL FUTURES CONTRACTS				$1,046,986

SWAP CONTRACTS — At June 30, 2020, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

1M BID Average(a)	4.120%(a)	01/03/22	BRL	128,775		$454,236	$(45,746)	$499,982
1M BID Avg(a)	5.440(a)	01/03/22		16,480		132,173	(150,872)	283,045
Mexico Interbank TIIE 28 Days(a)	4.500(a)	09/15/22	MXN	578,720	(b)	79,421	(15,191)	94,612
6.244(c)	1M BID Average(c)	01/02/23	BRL	46,950		(484,657)	—	(484,657)
6.943(a)	1M BID Average(a)	01/02/23		23,350		(308,461)	—	(308,461)
7.223(a)	1M BID Average(a)	01/02/23		33,950		(487,108)	—	(487,108)
1M BID Avg(a)	5.750(c)	01/02/23		80,805		711,890	99,051	612,839
1M BID Avg(a)	6.660(c)	01/02/23		11,448		155,967	18,873	137,094
0.250(d)	6M EURO(e)	09/16/23	EUR	18,310	(b)	(94,143)	(40,449)	(53,694)
1M BID Average(a)	4.930(a)	01/02/24	BRL	9,680	(b)	3,519	(4,075)	7,594
1M BID Average(a)	6.260(a)	01/02/25		50,375		326,926	116,106	210,820
6M CNY(e)	2.500(f)	06/17/25	CNY	405,890		454,115	337,064	117,051
Mexico Interbank TIIE 28 Days(a)	5.400(a)	09/11/25	MXN	742,020	(b)	785,625	134,341	651,284
0.000(d)	6M EURO(e)	09/16/25	EUR	24,460	(b)	(495,482)	(714,083)	218,601
0.000(d)	6M EURO(e)	09/16/27		24,290	(b)	(554,717)	(479,084)	(75,633)
0.250(d)	6M EURO(e)	09/16/30		22,745	(b)	(1,082,889)	(999,279)	(83,610)
0.500(d)	6M EURO(e)	09/16/40		3,260	(b)	(315,212)	(180,706)	(134,506)
0.500(d)	6M EURO(e)	09/16/50		2,330	(b)	(372,508)	(192,601)	(179,907)

TOTAL						$(1,091,305)	$(2,116,651)	$1,025,346

(a)	Payments made monthly.
(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2020.
(c)	Payments made at maturity.
(d)	Payments made annually.
(e)	Payments made semi-annually.
(f)	Payments made quarterly.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid by the Fund(a)	Credit Spread at June 30, 2020(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
People’s Republic of China, 7.500%, 10/28/27	(1.000)%	0.135%	Barclays Bank PLC	06/20/21	$7,030	$(61,972)	$7,417	$(69,389)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.121	BofA Securities LLC	12/20/20	9,500	(42,986)	7,909	(50,895)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.135	BofA Securities LLC	06/20/21	8,370	(73,784)	19,034	(92,818)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.121	Citibank NA	12/20/20	20,690	(93,617)	20,428	(114,045)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.135	Citibank NA	06/20/21	48,730	(429,566)	68,156	(497,722)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.177	Citibank NA	06/20/22	2,550	(42,541)	(15,173)	(27,368)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.121	Deutsche Bank AG (London)	12/20/20	5,280	(23,891)	4,570	(28,461)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.135	Deutsche Bank AG (London)	06/20/21	28,030	(247,091)	21,135	(268,226)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.155	Deutsche Bank AG (London)	12/20/21	15,570	(200,534)	17,056	(217,590)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.121	JPMorgan Securities, Inc.	12/20/20	18,200	(82,351)	12,655	(95,006)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.135	JPMorgan Securities, Inc.	06/20/21	19,180	(169,076)	14,498	(183,574)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.177	JPMorgan Securities, Inc.	06/20/22	2,820	(47,027)	(12,164)	(34,863)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.135	UBS AG (London)	06/20/21	18,520	(163,257)	16,574	(179,831)

Protection Sold:
Republic of Chile, 3.875%, 08/05/20	1.000%	0.187%	Citibank NA	12/20/20	11,510	$48,408	$(14,795)	$63,203
Republic of Colombia, 10.375%, 01/28/33	1.000	0.936	Citibank NA	12/20/22	3,940	7,431	—	7,431
Ukraine Government, 7.375%, 09/25/32	5.000	5.628	Deutsche Bank AG (London)	12/20/23	3,820	(68,770)	(233,113)	164,343
Republic of Colombia, 10.375%, 01/28/33	1.000	0.936	JPMorgan Securities, Inc.	12/20/22	3,600	6,790	822	5,968

TOTAL						$(1,683,834)	$(64,991)	$(1,618,843)

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at June 30, 2020(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
Federative Republic of Brazil, 4.250%, 01/07/25	1.000%	2.381%	12/20/24	$21,780	$(1,276,322)	$(175,638)	$(1,100,684)
Kingdom of Saudi Arabia, 2.375%, 10/26/21	1.000	0.879	06/20/24	17,110	87,060	66,748	20,312
Republic of Abu Dhabi, 3.125%, 08/03/26	1.000	0.688	12/20/24	4,140	58,782	101,464	(42,682)
Republic of Chile, 3.875%, 08/05/20	1.000	0.680	06/20/24	2,020	26,178	49,118	(22,940)
Republic of Chile, 3.875%, 08/05/20	1.000	0.776	12/20/24	12,630	129,180	284,831	(155,651)
Republic of Colombia, 10.375%, 01/28/33	1.000	1.180	12/20/23	29,500	(172,960)	(322,298)	149,338
Republic of Colombia, 10.375%, 01/28/33	1.000	1.287	06/20/24	2,730	(29,773)	(1,296)	(28,477)
Republic of Peru, 8.750%, 11/21/33	1.000	0.737	06/20/24	16,310	174,825	237,710	(62,885)
Republic of Peru, 8.750%, 11/21/33	1.000	0.838	12/20/24	11,830	88,576	148,234	(59,658)
Republic of the Philippines, 10.625%, 03/16/25	1.000	0.455	12/20/23	9,460	182,242	9,326	172,916
Republic of the Philippines, 10.625%, 03/16/25	1.000	0.599	12/20/24	2,270	41,172	(18,932)	60,104
Russian Federation, 7.500%, 03/31/30	1.000	1.013	12/20/24	26,630	(7,384)	(665,207)	657,823
Russian Federation, 7.500%, 03/31/30	1.000	1.102	06/20/25	630	(2,971)	(2,889)	(82)
State of Qatar, 9.750%, 06/15/30	1.000	0.607	06/20/24	5,830	92,527	98,419	(5,892)
State of Qatar, 9.750%, 06/15/30	1.000	0.678	12/20/24	13,450	196,947	(191,072)	388,019

TOTAL					$(411,921)	$(381,482)	$(30,439)

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

Abbreviations:
1M BID Avg	— 1 month Brazilian Interbank Deposit Average
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a)(b) – 1.2%
Commercial Services – 0.1%
Prime Security Services Borrower LLC (BB-/Ba3) (1M LIBOR + 3.250%)
$1,902,957	4.250%	09/23/26	$ 1,825,659

Computers – 0.1%
Banff Merger Sub, Inc. (B-/B2) (1M LIBOR + 4.250%)
1,845,316	4.428	10/02/25	1,741,517

Entertainment – 0.1%
AMC Entertainment Holdings, Inc. (CCC+/Caa2) (6M LIBOR + 3.000%)
2,393,939	4.080	04/22/26	1,731,129

Gaming – 0.1%
Mohegan Tribal Gaming Authority (CCC+/Caa1) (3M LIBOR + 4.375%)
2,363,197	5.375	10/13/23	1,929,550

Healthcare Providers & Services – 0.1%
RegionalCare Hospital Partners Holdings, Inc. (B/B1) (1M LIBOR + 3.750%)
1,910,454	3.928	11/17/25	1,786,026

Media - Cable – 0.1%
Altice France SA (B/B2) (1M LIBOR + 3.688%)
1,970,603	3.872	01/31/26	1,885,296

Packaging – 0.1%
Charter NEX US, Inc. (B/B2) (1M LIBOR + 2.750%)
1,925,985	3.750	05/16/24	1,839,046

Services Cyclical - Business Services – 0.1%
Travelport Finance (Luxembourg) S.a.r.l. (CCC/Caa2) (3M LIBOR + 5.000%)
4,391,813	6.072	05/29/26	2,872,158

Technology - Software/Services – 0.4%
Mitchell International, Inc. (B-/B2) (1M LIBOR + 3.250%)
2,087,026	3.428	11/29/24	1,942,249
The Dun & Bradstreet Corp. (B-/B2) (1M LIBOR + 4.000%)
1,945,125	4.184	02/06/26	1,891,634
TriTech Software Systems (B-/Caa1) (1M LIBOR + 3.750%)
2,076,604	3.928	08/29/25	1,812,710
Vertafore, Inc. (B-/B2) (1M LIBOR + 3.250%)
1,971,559	3.434	07/02/25	1,854,507

			7,501,100

Telecommunication Services – 0.0%
Intelsat Jackson Holdings SA (NR/WR) (3M LIBOR + 5.500%)
19,956	6.500	07/14/21	20,218

TOTAL BANK LOANS (Cost $25,608,794)			$23,131,699

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 93.8%
Advertising(c) – 0.7%
Lamar Media Corp. (BB-/Ba3)(d)
$926,000	3.750%		02/15/28	$ 877,385
National CineMedia LLC (B/B1)(d)
2,025,000	5.875		04/15/28	1,680,750
National CineMedia LLC (CCC+/Caa1)
3,250,000	5.750		08/15/26	2,275,000
Outfront Media Capital LLC/Outfront Media Capital Corp. (B+/B2)(d)
1,100,000	6.250		06/15/25	1,105,500
Outfront Media Capital LLC/Outfront Media Capital Corp. (B+/B2)(d)
1,160,000	5.000		08/15/27	1,044,000
2,900,000	4.625		03/15/30	2,639,000
Terrier Media Buyer, Inc. (CCC+/Caa1)(d)
4,100,000	8.875		12/15/27	3,925,750

				13,547,385

Aerospace & Defense – 1.8%
Bombardier, Inc. (CCC+/Caa3)(d)
1,015,000	5.750		03/15/22	748,563
4,330,000	6.125		01/15/23	2,944,400
225,000	7.500	(c)	12/01/24	146,250
9,208,000	7.500	(c)	03/15/25	6,008,220
Howmet Aerospace, Inc. (BBB-/Ba3)(c)
1,289,000	6.875		05/01/25	1,400,099
Moog, Inc. (BB/Ba3)(c)(d)
2,045,000	4.250		12/15/27	1,986,206
Spirit AeroSystems, Inc. (B+/Ba2)(c)(d)
2,823,000	7.500		04/15/25	2,801,827
TransDigm UK Holdings PLC (B-/B3)(c)
220,000	6.875		05/15/26	205,425
TransDigm, Inc. (NR/B3)(c)
9,215,000	5.500		11/15/27	8,040,087
TransDigm, Inc. (B+/Ba3)(c)(d)
1,323,000	8.000		12/15/25	1,387,496
TransDigm, Inc. (B-/B3)(c)
6,885,000	6.500		05/15/25	6,437,475
3,580,000	6.375		06/15/26	3,266,750
215,000	7.500		03/15/27	205,325

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Aerospace & Defense – (continued)
Triumph Group, Inc. (CCC-/Caa3)(c)
	$225,000	7.750%	08/15/25	$ 170,438

				35,748,561

Airlines – 0.6%
Delta Air Lines, Inc. (BB/Baa3)(c)
	2,425,000	2.900	10/28/24	1,964,250
	3,498,000	7.375	01/15/26	3,384,315
Delta Air Lines, Inc. (BBB-/Baa2)(d)
	3,192,000	7.000	05/01/25	3,294,623
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. (NR/Baa3)(c)(d)
	2,507,000	6.500	06/20/27	2,510,134

				11,153,322

Automotive – 4.8%
Adient Global Holdings Ltd. (B/B3)(c)(d)
	2,951,000	4.875	08/15/26	2,434,575
Adient US LLC (B+/Ba3)(c)(d)
	2,477,000	7.000	05/15/26	2,557,502
American Axle & Manufacturing, Inc. (B-/B2)(c)
	7,810,000	6.250	04/01/25	7,673,325
	230,000	6.250	03/15/26	223,100
	230,000	6.500	04/01/27	222,525
	1,775,000	6.875	07/01/28	1,757,250
Clarios Global LP/Clarios US Finance Co. (B/B1)(c)
EUR	836,000	4.375	05/15/26	926,942
Clarios Global LP/Clarios US Finance Co. (CCC+/Caa1)(c)(d)
	$8,200,000	8.500	05/15/27	8,261,500
Dana Financing Luxembourg S.a.r.l. (BB-/B2)(c)(d)
	2,440,000	5.750	04/15/25	2,476,600
Dana, Inc. (BB-/B2)(c)
	4,350,000	5.375	11/15/27	4,322,812
Dealer Tire LLC/DT Issuer LLC (CCC/Caa1)(c)(d)
	5,239,000	8.000	02/01/28	4,859,172
Delphi Technologies PLC (BB-/B3)(d)
	3,403,000	5.000	10/01/25	3,649,717

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Automotive – (continued)
Ford Motor Co. (BB+/Ba2)
$4,823,000	9.000	%(c)	04/22/25	$ 5,214,690
1,518,000	4.346	(c)	12/08/26	1,413,638
7,526,000	4.750		01/15/43	5,926,725
Ford Motor Credit Co. LLC (BB+/Ba2)
3,027,000	3.336		03/18/21	2,996,791
2,332,000	3.813		10/12/21	2,299,224
958,000	3.087		01/09/23	911,525
4,200,000	4.140	(c)	02/15/23	4,110,238
8,816,000	4.375		08/06/23	8,638,842
772,000	3.810	(c)	01/09/24	739,709
1,350,000	4.687	(c)	06/09/25	1,315,309
4,881,000	5.125	(c)	06/16/25	4,878,696
General Motors Co. (BBB/Baa3)
602,000	5.400		10/02/23	651,214
IHO Verwaltungs GmbH (BB+/Ba2)(c)(d)(e)
(PIK 5.500%, Cash 4.750%)
2,695,000	4.750		09/15/26	2,691,631
(PIK 6.750%, Cash 6.000%)
900,000	6.000		05/15/27	907,875
Meritor, Inc. (BB-/B1)(c)(d)
730,000	6.250		06/01/25	737,300
Navistar International Corp. (B/B2)(c)(d)
1,030,000	9.500		05/01/25	1,104,675
Navistar International Corp. (CCC+/B3)(c)(d)
2,175,000	6.625		11/01/25	2,060,813
Tenneco, Inc. (B-/Caa1)(c)
2,500,000	5.000		07/15/26	1,706,250
Tesla, Inc. (B-/Caa1)(c)(d)
4,295,000	5.300		08/15/25	4,284,262
The Goodyear Tire & Rubber Co. (B+/B2)(c)
1,955,000	9.500		05/31/25	2,094,294

				94,048,721

Banks – 1.9%
Barclays PLC (B+/Ba2)(b)(c) (5 Year CMT + 5.672%)
5,350,000	8.000		12/31/99	5,564,000
Citigroup, Inc. (BB+/Ba1)(b)(c)
(3M USD LIBOR + 3.423%)
6,125,000	6.300		12/29/49	6,140,313
(3M USD LIBOR + 3.950%)
2,050,000	5.950		12/29/49	2,042,313

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Credit Suisse Group AG (BB/NR)(b)(c) (5 Year USD Swap + 3.455%)
$1,129,000	6.250%	12/29/49	$ 1,181,216
Credit Suisse Group AG (BB-/NR)(b)(c)(d) (5 Year CMT + 3.293%)
1,100,000	5.100	12/31/99	1,040,875
Deutsche Bank AG (B+/B1)(b)(c) (5 Year CMT + 4.524%)
1,800,000	6.000	12/31/99	1,480,500
Deutsche Bank AG (BB+/Ba2)(b)(c) (5 Year USD ICE Swap + 2.553%)
5,150,000	4.875	12/01/32	4,789,500
Intesa Sanpaolo SpA (BB+/Ba1)(d)
2,350,000	5.017	06/26/24	2,408,750
3,120,000	5.710	01/15/26	3,283,800
Royal Bank of Scotland Group PLC (BB-/Ba2)(b)(c) (3M USD LIBOR + 2.320%)
2,300,000	2.628	12/31/49	2,116,000
The Bank of New York Mellon Corp. (BBB/Baa1)(b)(c ) (5 Year CMT + 4.358%)
1,220,000	4.700	12/31/99	1,269,312
UBS Group AG (BB/Ba1u)(b)(c)(d) (5 Year USD Swap + 4.344%)
4,000,000	7.000	12/31/99	4,170,000
UniCredit SpA (BB+/Baa3)(b)(c)(d) (5 Year USD ICE Swap + 4.750%)
2,375,000	5.459	06/30/35	2,395,235

			37,881,814

Building Materials(c) – 1.9%
American Woodmark Corp. (BB/Ba2)(d)
3,170,000	4.875	03/15/26	3,094,713
BMC East LLC (BB/B1)(d)
1,250,000	5.500	10/01/24	1,259,375
Builders FirstSource, Inc. (B+/B3)(d)
611,000	5.000	03/01/30	573,576
Builders FirstSource, Inc. (BB+/B1)(d)
7,034,000	6.750	06/01/27	7,201,057
Cornerstone Building Brands, Inc. (B-/Caa1)(d)
6,465,000	8.000	04/15/26	6,513,488
Griffon Corp. (B+/B2)
986,000	5.750	03/01/28	973,675
JELD-WEN, Inc. (BB-/B2)(d)
3,730,000	4.625	12/15/25	3,543,500
4,220,000	4.875	12/15/27	4,051,200
Masonite International Corp. (BB+/Ba3)(d)
2,675,000	5.375	02/01/28	2,741,875

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Building Materials(c) – (continued)
Standard Industries, Inc. (BBB-/Ba2)(d)
	$2,005,000	4.375%	07/15/30	$ 1,983,887
Standard Industries, Inc. (BBB-/Ba2)(d)
	3,169,000	5.000	02/15/27	3,216,535
Summit Materials LLC/Summit Materials Finance Corp. (BB/B3)(d)
	2,580,000	6.500	03/15/27	2,631,600

				37,784,481

Chemicals – 3.8%
Ashland Services B.V. (BB+/Ba1)(c)(d)
EUR	825,000	2.000	01/30/28	857,437
Axalta Coating Systems LLC (BB-/B1)(c)(d)
	$2,315,000	4.875	08/15/24	2,341,044
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B B.V. (BB-/B1)(c)(d)
	860,000	4.750	06/15/27	863,225
Cornerstone Chemical Co. (B-/B3)(c)(d)
	4,060,000	6.750	08/15/24	3,654,000
Hexion, Inc. (CCC+/B3)(c)(d)
	2,683,000	7.875	07/15/27	2,461,653
Illuminate Buyer LLC/Illuminate Holdings IV, Inc. (B-/Caa1)(c)(d)
	1,087,000	9.000	07/01/28	1,134,556
Ingevity Corp. (NR/Ba3)(c)(d)
	3,295,000	4.500	02/01/26	3,245,575
Kraton Polymers LLC/Kraton Polymers Capital Corp. (BB-/B3)(c)(d)
	2,245,000	7.000	04/15/25	2,245,000
Minerals Technologies, Inc. (BB-/Ba3)(c)(d)
	3,507,000	5.000	07/01/28	3,559,605
OCI NV (BB/Ba3)(c)(d)
	1,500,000	5.250	11/01/24	1,434,375
Olin Corp. (BB-/Ba3)(c)
	1,650,000	5.000	02/01/30	1,460,250
Polyone Corp. (BB-/Ba3)(c)(d)
	2,193,000	5.750	05/15/25	2,256,049
PQ Corp. (B/B3)(c)(d)
	5,475,000	5.750	12/15/25	5,536,594
SPCM SA (BB+/Ba2)(c)(d)
	4,165,000	4.875	09/15/25	4,211,856
Starfruit Finco B.V./Starfruit US Holdco. LLC (B-/Caa1)(c)(d)
	5,365,000	8.000	10/01/26	5,472,300

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Chemicals – (continued)
The Chemours Co. (B/B1)(c)
$4,225,000	6.625%		05/15/23	$ 4,019,031
5,255,000	7.000		05/15/25	5,011,956
270,000	5.375		05/15/27	244,350
Tronox Finance PLC (B/B3)(c)(d)
2,685,000	5.750		10/01/25	2,483,625
Tronox, Inc. (B/B3)(c)(d)
230,000	6.500		04/15/26	215,050
Tronox, Inc. (B+/Ba3)(c)(d)
2,100,000	6.500		05/01/25	2,097,375
Valvoline, Inc. (BB-/Ba3)(c)
1,560,000	4.375	(d)	08/15/25	1,567,800
4,055,000	4.375		08/15/25	4,075,275
Venator Finance S.a.r.l./Venator Materials LLC (CCC+/Caa1)(c)(d)
2,520,000	5.750		07/15/25	1,795,500
Westlake Chemical Corp. (BBB-/Baa2)(c)
684,000	3.375		06/15/30	696,996
WR Grace & Co-Conn (BB-/Ba3)(d)
8,365,000	5.625		10/01/24	8,783,250
2,487,000	4.875	(c)	06/15/27	2,511,870

				74,235,597

Commercial Services – 3.1%
Algeco Global Finance PLC (B-/B2)(c)(d)
2,375,000	8.000		02/15/23	2,268,125
Allied Universal Holdco LLC/Allied Universal Finance Corp. (CCC/Caa2)(c)(d)
6,685,000	9.750		07/15/27	7,035,963
APX Group, Inc. (B-/B3)(c)(d)
3,125,000	6.750		02/15/27	2,921,875
Ashtead Capital, Inc. (BBB-/Baa3)(c)(d)
1,703,000	5.250		08/01/26	1,788,150
2,130,000	4.250		11/01/29	2,130,916
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. (B/B3)(c)
135,000	5.500		04/01/23	114,075
2,262,000	5.750	(d)	07/15/27	1,721,948
Graham Holdings Co. (BB/Ba1)(c)(d)
3,350,000	5.750		06/01/26	3,467,250
Herc Holdings, Inc. (B+/B3)(c)(d)
947,000	5.500		07/15/27	950,551

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Commercial Services – (continued)
Jaguar Holding Co. II/PPD Development LP (B/B2)(c)(d)
$1,150,000	4.625%	06/15/25	$ 1,170,125
1,350,000	5.000	06/15/28	1,380,375
MPH Acquisition Holdings LLC (B-/Caa1)(c)(d)
8,435,000	7.125	06/01/24	7,844,550
Nielsen Finance LLC/Nielsen Finance Co. (BB-/B2)(c)(d)
3,395,000	5.000	04/15/22	3,373,781
Prime Security Services Borrower LLC/Prime Finance, Inc. (B-/B3)(c)(d)
7,512,000	6.250	01/15/28	7,080,060
Prime Security Services Borrower LLC/Prime Finance, Inc. (BB-/Ba3)(d)
1,900,000	5.250	04/15/24	1,942,750
Refinitiv US Holdings, Inc. (B-/Caa2)(c)(d)
5,814,000	8.250	11/15/26	6,293,655
Team Health Holdings, Inc. (CCC/Ca)(c)(d)
1,605,000	6.375	02/01/25	946,950
The Nielsen Co. Luxembourg S.a.r.l. (BB-/B2)(c)(d)
1,325,000	5.000	02/01/25	1,305,125
United Rentals North America, Inc. (BB-/Ba3)(c)
3,420,000	6.500	12/15/26	3,591,000
1,041,000	4.875	01/15/28	1,067,025
Verscend Escrow Corp. (CCC+/Caa2)(c)(d)
2,145,000	9.750	08/15/26	2,308,556
Vertical Holdco Gmbh Co. (CCC/Caa1)(c)(d)
545,000	7.625	07/15/28	545,000
Vertical US New Co., Inc. (B/B1)(c)(d)
275,000	5.250	07/15/27	275,000

			61,522,805

Computers(c)(d) – 1.3%
Banff Merger Sub, Inc. (CCC+/Caa2)
8,765,000	9.750	09/01/26	8,819,781
Dell International LLC/EMC Corp. (BB/Ba2)
3,261,000	5.875	06/15/21	3,256,924
6,980,000	7.125	06/15/24	7,224,300
MTS Systems Corp. (B+/B3)
600,000	5.750	08/15/27	550,500
NCR Corp. (BB-/B3)
732,000	8.125	04/15/25	775,005

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Computers(c)(d) – (continued)
Presidio Holdings, Inc. (CCC+/Caa1)
	$1,335,000	8.250%	02/01/28	$ 1,323,319
Science Applications International Corp. (BB-/B1)
	3,901,000	4.875	04/01/28	3,881,495

				25,831,324

Distribution & Wholesale(c) – 1.0%
American Builders & Contractors Supply Co., Inc. (B+/B3)(d)
	3,030,000	5.875	05/15/26	3,014,850
Core & Main Holdings LP (CCC+/Caa2)(d)(e) (PIK 9.375%, Cash 8.625%)
	5,000,000	8.625	09/15/24	5,006,250
Core & Main LP (CCC+/Caa2)(d)
	2,725,000	6.125	08/15/25	2,711,375
H&E Equipment Services, Inc. (BB-/B2)
	1,915,000	5.625	09/01/25	1,936,544
IAA, Inc. (B/B2)(d)
	1,450,000	5.500	06/15/27	1,497,125
Performance Food Group, Inc. (B/B2)(d)
	946,000	5.500	06/01/24	936,540
Resideo Funding, Inc. (BB/B3)(d)
	5,129,000	6.125	11/01/26	4,949,085
Wolverine Escrow LLC (B-/Caa1)(d)
	230,000	8.500	11/15/24	155,250
	225,000	9.000	11/15/26	151,875

				20,358,894

Diversified Financial Services – 3.7%
AerCap Holdings NV (BB+/Ba2)(b)(c) (5 Year CMT + 4.535%)
	3,265,000	5.875	10/10/79	2,318,150
Curo Group Holdings Corp. (B-/B3)(c)(d)
	5,425,000	8.250	09/01/25	4,340,000
Global Aircraft Leasing Co. Ltd. (NR/Ba2)(c)(d)(e) (PIK 7.250%, Cash 6.500%)
	12,397,000	6.500	09/15/24	8,739,885
Icahn Enterprises LP/Icahn Enterprises Finance Corp. (BB+/Ba3)(c)
	7,800,000	4.750	09/15/24	7,390,500
Lincoln Financing S.a.r.l. (BB+/B1)(c)(d)
EUR	3,125,000	3.625	04/01/24	3,194,952
LPL Holdings, Inc. (BB/B1)(c)(d)
	$820,000	5.750	09/15/25	830,250
Nationstar Mortgage Holdings, Inc. (B/B2)(c)(d)
	5,540,000	8.125	07/15/23	5,685,425
	2,800,000	6.000	01/15/27	2,681,000

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
Navient Corp. (B+/Ba3)
$1,090,000	7.250%		01/25/22	$ 1,092,725
2,140,000	5.500		01/25/23	2,051,725
6,482,000	5.875		10/25/24	6,076,875
3,035,000	6.750		06/15/26	2,822,550
5,550,000	5.000	(c)	03/15/27	4,634,250
Quicken Loans, Inc. (BB/Ba1)(c)(d)
3,525,000	5.250		01/15/28	3,665,027
Springleaf Finance Corp. (BB-/Ba3)
3,790,000	5.625		03/15/23	3,832,638
4,753,000	8.875	(c)	06/01/25	5,079,769
5,190,000	7.125		03/15/26	5,352,187
2,175,000	6.625	(c)	01/15/28	2,142,375
The Charles Schwab Corp. (BBB/Baa2)(b)(c) (5 Year CMT + 4.971%)
1,700,000	5.375		12/31/99	1,810,500

				73,740,783

Electrical(c) – 2.3%
Calpine Corp. (B/B2)
1,055,000	5.500		02/01/24	1,052,363
2,797,000	5.750		01/15/25	2,824,970
1,940,000	5.125	(d)	03/15/28	1,896,350
Calpine Corp. (BB/Ba2)(d)
5,995,000	5.250		06/01/26	6,084,925
6,500,000	4.500		02/15/28	6,337,500
NRG Energy, Inc. (BB/Ba2)
2,990,000	5.750		01/15/28	3,150,712
905,000	5.250	(d)	06/15/29	950,250
PG&E Corp. (BB-/B1)
275,000	5.000		07/01/28	273,281
2,190,000	5.250		07/01/30	2,203,688
Sempra Energy (BBB-/Ba1)(b)(5 Year CMT + 4.550%)
2,554,000	4.875		12/31/99	2,552,289
Talen Energy Supply LLC (BB-/Ba3)(d)
3,850,000	7.250		05/15/27	3,869,250
1,675,000	6.625		01/15/28	1,641,500

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electrical(c) – (continued)
Talen Energy Supply LLC (CCC+/B3)
$4,380,000	6.500		06/01/25	$ 2,978,400
2,050,000	10.500	%(d)	01/15/26	1,640,000
Vistra Operations Co. LLC (BB/Ba2)(d)
1,249,000	5.625		02/15/27	1,281,786
6,875,000	5.000		07/31/27	6,969,531

				45,706,795

Electrical Components & Equipment(c)(d) – 0.5%
Energizer Holdings, Inc. (B+/B2)
289,000	6.375		07/15/26	297,670
3,635,000	7.750		01/15/27	3,880,362
Wesco Distribution, Inc. (BB-/B2)
5,304,000	7.125		06/15/25	5,569,200

				9,747,232

Electronics(d) – 0.2%
Sensata Technologies B.V. (BB+/Ba3)
1,040,000	5.000		10/01/25	1,102,400
Sensata Technologies, Inc. (BB+/Ba3)(c)
3,475,000	4.375		02/15/30	3,440,250

				4,542,650

Energy-Alternate Sources(c)(d) – 0.0%
Enviva Partners LP/Enviva Partners Finance Corp. (B+/B1)
690,000	6.500		01/15/26	717,600

Entertainment – 3.2%
Allen Media LLC/Allen Media Co-Issuer, Inc. (B-/Caa1)(c)(d)
5,650,000	10.500		02/15/28	5,169,750
AMC Entertainment Holdings, Inc. (CCC+/Caa2)(c)(d)
2,241,000	10.500		04/15/25	1,815,210
Caesars Resort Collection LLC/CRC Finco, Inc. (CCC+/Caa1)(c)(d)
5,310,000	5.250		10/15/25	4,619,700
Cedar Fair LP/Canada’s Wonderland Co/Magnum Management Corp./Millennium Op (BB-/Ba2)(c)(d)
1,844,000	5.500		05/01/25	1,853,220
Cinemark USA, Inc. (BB+/Ba2)(c)(d)
1,900,000	8.750		05/01/25	1,976,000
Cinemark USA, Inc. (BB-/B3)(c)
4,535,000	4.875		06/01/23	3,832,075
Colt Merger Sub, Inc. (B/B1)(c)(d)
1,893,000	6.250		07/01/25	1,902,465

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Entertainment – (continued)
Colt Merger Sub, Inc. (B+/B1)(c)(d)
	$1,471,000	5.750%	07/01/25	$ 1,478,355
Colt Merger Sub, Inc. (CCC+/Caa1)(c)(d)
	3,499,000	8.125	07/01/27	3,402,777
International Game Technology PLC (BB/Ba3)(c)(d)
	2,556,000	5.250	01/15/29	2,492,100
Lions Gate Capital Holdings LLC (CCC+/B2)(c)(d)
	235,000	6.375	02/01/24	227,950
	6,775,000	5.875	11/01/24	6,402,375
Live Nation Entertainment, Inc. (NR/NR)(d)
	2,900,000	2.000	02/15/25	2,513,618
Live Nation Entertainment, Inc. (B/B1)(c)(d)
	1,700,000	5.625	03/15/26	1,585,250
Mohegan Gaming & Entertainment (CCC/Ca)(c)(d)
	2,595,000	7.875	10/15/24	2,144,119
Motion Bondco DAC (CCC+/Caa1)(c)(d)
	2,235,000	6.625	11/15/27	1,966,800
Penn National Gaming, Inc. (B/B3)(c)(d)
	2,175,000	5.625	01/15/27	2,041,781
Pinewood Finance Co. Ltd. (BB/NR)(c)(d)
GBP	1,200,000	3.250	09/30/25	1,465,345
Scientific Games International, Inc. (B-/Caa2)(c)(d)
	$10,004,000	8.250	03/15/26	8,866,045
	2,300,000	7.000	05/15/28	1,834,250
Six Flags Theme Parks, Inc. (BB-/Ba2)(c)(d)
	1,711,000	7.000	07/01/25	1,775,163
Vail Resorts, Inc. Co. (BB/B2)(c)(d)
	463,000	6.250	05/15/25	484,414
WMG Acquisition Corp. (BB/Ba3)(c)(d)
	1,230,000	3.875	07/15/30	1,242,300
WMG Acquisition Corp. (BB-/B2)(c)(d)
	1,225,000	5.500	04/15/26	1,264,813

				62,355,875

Environmental(c)(d) – 0.4%
GFL Environmental, Inc. (B-/B3)
	810,000	7.000	06/01/26	842,400
	4,113,000	8.500	05/01/27	4,472,888
GFL Environmental, Inc. (BB-/Ba3)
	700,000	4.250	06/01/25	706,125

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Environmental(c)(d) – (continued)
Waste Pro USA, Inc. (B/Caa1)
$909,000	5.500%		02/15/26	$ 855,596

				6,877,009

Food & Drug Retailing – 4.7%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertson’s LLC (B-/B2)(c)(d)
510,000	7.500		03/15/26	552,075
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertson’s LLC (BB-/B2)(c)
4,930,000	5.750		03/15/25	5,028,600
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC (B-/B2)(c)(d)
5,385,000	4.625		01/15/27	5,371,537
4,025,000	5.875		02/15/28	4,145,750
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC (B-/B2)(c)(d)
1,655,000	4.875		02/15/30	1,700,513
B&G Foods, Inc. (B+/B2)(c)
3,415,000	5.250		04/01/25	3,432,075
235,000	5.250		09/15/27	235,588
Chobani LLC/Chobani Finance Corp., Inc. (CCC/Caa2)(c)(d)
3,157,000	7.500		04/15/25	3,062,290
FAGE International SA/FAGE USA Dairy Industry, Inc. (B+/B2)(c)(d)
1,505,000	5.625		08/15/26	1,424,106
H-Food Holdings LLC/Hearthside Finance Co., Inc. (CCC/Caa2)(c)(d)
7,449,000	8.500		06/01/26	6,927,570
JBS USA LUX SA/JBS USA Finance, Inc. (BB/Ba2)(c)(d)
3,900,000	5.875		07/15/24	3,948,750
2,275,000	5.750		06/15/25	2,306,281
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. (BB/Ba2)(c)(d)
3,200,000	5.500		01/15/30	3,280,000
Kraft Heinz Foods Co. (BB+/Baa3)(c)
18,105,000	3.000		06/01/26	18,350,287
1,752,000	4.625		01/30/29	1,895,886
770,000	4.250	(d)	03/01/31	815,813
4,960,000	4.875	(d)	10/01/49	5,115,794
1,658,000	5.500	(d)	06/01/50	1,760,043

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Food & Drug Retailing – (continued)
Lamb Weston Holdings, Inc. (BB+/Ba2)(c)(d)
$120,000	4.875%		05/15/28	$ 126,600
New Albertsons LP (B-/WR)
3,100,000	7.450		08/01/29	3,332,500
Post Holdings, Inc. (B+/B2)(c)(d)
3,225,000	5.000		08/15/26	3,237,094
4,945,000	5.750		03/01/27	5,111,894
6,180,000	5.625		01/15/28	6,380,850
1,365,000	4.625		04/15/30	1,341,113
Sigma Holdco B.V. (B-/B3)(c)(d)
2,350,000	7.875		05/15/26	2,329,437
US Foods, Inc. (BB/B3)(c)(d)
1,980,000	6.250		04/15/25	2,014,650

				93,227,096

Food Service(c)(d) – 0.2%
Aramark Services, Inc. (BB-/B1)
582,000	6.375		05/01/25	600,188
3,010,000	5.000		02/01/28	2,859,500

				3,459,688

Forest Products&Paper(c) – 0.4%
Mercer International, Inc. (B+/Ba3)
4,950,000	7.375		01/15/25	4,962,375
2,305,000	5.500		01/15/26	2,160,937

				7,123,312

Gaming – 1.6%
Boyd Gaming Corp. (B-/Caa1)(c)
2,835,000	8.625	(d)	06/01/25	2,962,575
1,585,000	6.000		08/15/26	1,485,937
2,200,000	4.750	(d)	12/01/27	1,892,000
Hilton Domestic Operating Co., Inc. (BB/Ba2)(c)(d)
225,000	5.375		05/01/25	225,563
604,000	5.750		05/01/28	611,550
Hilton Domestic Operating Co., Inc. (BB/Ba2)(c)
1,970,000	4.875		01/15/30	1,940,450

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Gaming – (continued)
Marriott International, Inc. (BBB-/Baa3)(c)
$629,000	5.750%		05/01/25	$ 684,648
998,000	4.625		06/15/30	1,037,561
MGM China Holdings Ltd. (BB-/Ba3)(c)(d)
910,000	5.250		06/18/25	923,650
MGM Resorts International (BB-/Ba3)
2,569,000	7.750		03/15/22	2,610,746
4,620,000	6.000		03/15/23	4,660,425
5,648,000	5.500	(c)	04/15/27	5,457,380
Sands China Ltd. (BBB-/Baa2)(c)(d)
630,000	4.375		06/18/30	656,113
Station Casinos LLC (B-/Caa1)(c)(d)
3,912,000	4.500		02/15/28	3,286,080
Wyndham Destinations, Inc. (BB-/Ba3)(c)(d)
600,000	4.625		03/01/30	557,250
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. (BB-/B1)(c)(d)
2,350,000	5.500		03/01/25	2,144,375

				31,136,303

Gas(c) – 0.4%
AmeriGas Partners LP/AmeriGas Finance Corp. (NR/Ba3)
550,000	5.875		08/20/26	581,625
7,580,000	5.750		05/20/27	7,977,950

				8,559,575

Hand/Machine Tools(c)(d) – 0.0%
Colfax Corp. (BB/Ba2)
360,000	6.000		02/15/24	371,250

Healthcare Providers & Services – 4.6%
Acadia Healthcare Co, Inc. (B-/Caa1)(c)(d)
1,400,000	5.500		07/01/28	1,403,500
Acadia Healthcare Co., Inc. (B-/Caa1)(c)
415,000	5.625		02/15/23	415,000
1,070,000	6.500		03/01/24	1,088,725
Centene Corp. (BBB-/Ba1)(c)
1,750,000	4.625		12/15/29	1,848,770
7,100,000	3.375		02/15/30	7,163,616
CHS/Community Health Systems, Inc. (B-/Caa2)(c)
235,000	6.250		03/31/23	220,313
225,000	8.625	(d)	01/15/24	219,938
3,940,000	8.000	(d)	03/15/26	3,723,300

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Healthcare Providers & Services – (continued)
CHS/Community Health Systems, Inc. (CCC-/Ca)(c)(d)
$2,200,000	8.125%		06/30/24	$ 1,474,000
DaVita, Inc. (B+/Ba3)(c)(d)
2,800,000	4.625		06/01/30	2,782,500
Encompass Health Corp. (B+/B1)(c)
3,950,000	4.500		02/01/28	3,762,375
Envision Healthcare Corp. (CC/Ca)(c)(d)
8,025,000	8.750		10/15/26	3,932,250
HCA, Inc. (BB-/Ba2)
1,700,000	5.875		05/01/23	1,840,250
6,120,000	5.375		02/01/25	6,563,700
6,795,000	3.500	(c)	09/01/30	6,497,719
Hill-Rom Holdings, Inc. (BB/Ba3)(c)(d)
1,005,000	5.000		02/15/25	1,035,150
515,000	4.375		09/15/27	522,725
Immucor, Inc. (CC/Caa3)(c)(d)
2,440,000	11.125		02/15/22	2,183,800
LifePoint Health, Inc. (B/B1)(c)(d)
115,000	6.750		04/15/25	118,450
MEDNAX, Inc. (B+/B1)(c)(d)
1,365,000	6.250		01/15/27	1,365,123
Polaris Intermediate Corp. (B-/Caa2)(c)(d)(e) (PIK 9.250%, Cash 8.500%)
4,545,000	8.500		12/01/22	3,976,875
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. (CCC+/Caa1)(c)(d)
5,635,000	9.750		12/01/26	5,804,050
Select Medical Corp. (B-/B3)(c)(d)
1,300,000	6.250		08/15/26	1,306,500
Tenet Healthcare Corp. (NR/B1)(c)(d)
3,000,000	4.625		09/01/24	2,932,500
Tenet Healthcare Corp. (BB-/B1)(c)
2,475,000	4.625		07/15/24	2,419,312
2,700,000	7.500	(d)	04/01/25	2,862,000
4,200,000	4.625	(d)	06/15/28	4,095,000
Tenet Healthcare Corp. (CCC+/B1)(c)(d)
600,000	6.250		02/01/27	595,500
Tenet Healthcare Corp. (CCC+/Caa1)
10,789,000	8.125		04/01/22	11,301,477
5,940,000	7.000	(c)	08/01/25	5,791,500

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Healthcare Providers & Services – (continued)
West Street Merger Sub, Inc. (CCC/Caa2)(c)(d)
$2,425,000	6.375%		09/01/25	$ 2,340,125

				91,586,043

Home Builders – 1.6%
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (BB-/B1)(c)(d)
5,400,000	6.375		05/15/25	5,292,000
1,057,000	4.875		02/15/30	877,310
Installed Building Products, Inc. (B+/B3)(c)(d)
1,250,000	5.750		02/01/28	1,260,938
Lennar Corp. (BB+/Ba1)
1,750,000	5.375		10/01/22	1,837,500
2,255,000	4.750	(c)	11/15/22	2,342,381
3,245,000	5.875	(c)	11/15/24	3,541,106
Mattamy Group Corp. (BB/B1)(c)(d)
2,800,000	5.250		12/15/27	2,786,000
1,518,000	4.625		03/01/30	1,464,870
Taylor Morrison Communities, Inc. (BB/Ba3)(c)(d)
5,520,000	6.000		09/01/23	5,644,200
605,000	5.875		06/15/27	626,175
TRI Pointe Group, Inc. (BB-/Ba3)(c)
1,910,000	5.250		06/01/27	1,910,000
507,000	5.700		06/15/28	517,140
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. (BB-/Ba3)
1,635,000	5.875		06/15/24	1,684,050
Williams Scotsman International, Inc. (B/B3)(c)(d)
1,105,000	6.875		08/15/23	1,138,150

				30,921,820

Household Products(c) – 0.6%
Kronos Acquisition Holdings, Inc. (CCC-/Caa2)(d)
8,740,000	9.000		08/15/23	8,324,850
Prestige Brands, Inc. (B+/B3)(d)
1,550,000	5.125		01/15/28	1,561,625
Spectrum Brands, Inc. (B/B2)
2,550,000	5.750		07/15/25	2,616,937

				12,503,412

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Housewares(c) – 0.4%
CD&R Smokey Buyer, Inc. (B/B2)(d)
$950,000	6.750%		07/15/25	$ 983,250
Newell Brands, Inc. (BB+/Ba1)
1,043,000	4.875		06/01/25	1,092,542
4,565,000	4.700		04/01/26	4,793,250

				6,869,042

Insurance(c)(d) – 1.2%
Acrisure LLC/Acrisure Finance, Inc. (B/B2)
3,280,000	8.125		02/15/24	3,419,400
Acrisure LLC/Acrisure Finance, Inc. (CCC+/Caa2)
3,850,000	7.000		11/15/25	3,744,125
225,000	10.125		08/01/26	240,750
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer (CCC+/Caa2)
7,925,000	6.750		10/15/27	7,885,375
GTCR AP Finance, Inc. (CCC+/Caa2)
3,550,000	8.000		05/15/27	3,643,187
HUB International Ltd. (CCC+/Caa2)
2,580,000	7.000		05/01/26	2,576,775
USI, Inc. (CCC+/Caa2)
2,510,000	6.875		05/01/25	2,531,963

				24,041,575

Internet – 1.7%
Expedia Group, Inc. (BBB-/Baa3)(c)(d)
2,170,000	6.250		05/01/25	2,305,885
Getty Images, Inc. (CCC+/Caa2)(c)(d)
5,235,000	9.750		03/01/27	4,960,163
Go Daddy Operating Co. LLC/GD Finance Co., Inc. (BB-/B1)(c)(d)
2,620,000	5.250		12/01/27	2,665,850
GrubHub Holdings, Inc. (BB-/B1)(c)(d)
3,840,000	5.500		07/01/27	3,931,200
Match Group, Inc. (BB/Ba3)(c)(d)
2,737,000	4.625		06/01/28	2,764,370
675,000	4.125		08/01/30	660,656
Netflix, Inc. (BB-/Ba3)
1,684,000	3.625	(c)(d)	06/15/25	1,696,630
2,082,000	4.875		04/15/28	2,212,125

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Internet – (continued)
Photo Holdings Merger Sub, Inc. (B/B2)(c)(d)
$260,000	8.500%	10/01/26	$ 244,400
Twitter, Inc. (BB+/Ba2)(c)(d)
2,504,000	3.875	12/15/27	2,504,000
Uber Technologies, Inc. (CCC+/B3)(c)(d)
7,565,000	7.500	11/01/23	7,583,913
225,000	8.000	11/01/26	228,656
230,000	7.500	09/15/27	229,425
VeriSign, Inc. (BBB-/Ba1)(c)
1,750,000	4.750	07/15/27	1,839,460

			33,826,733

Iron/Steel – 0.6%
Allegheny Technologies, Inc. (NR/NR)(d)
465,000	3.500	06/15/25	445,815
Cleveland-Cliffs, Inc. (B/Ba3)(c)(d)
3,100,000	6.750	03/15/26	2,999,250
Cleveland-Cliffs, Inc. (CCC/B2)(c)
6,549,000	5.750	03/01/25	5,566,650
4,050,000	5.875	06/01/27	3,341,250

			12,352,965

Leisure Time(d) – 0.5%
Royal Caribbean Cruises Ltd. (BB/NR)
95,000	4.250	06/15/23	87,938
Royal Caribbean Cruises Ltd. (BB/Ba2)(c)
1,615,000	9.125	06/15/23	1,600,869
Royal Caribbean Cruises Ltd. (BBB-/Baa3)(c)
1,253,000	10.875	06/01/23	1,287,345
Sabre GLBL, Inc. (B+/Ba3)(c)
2,330,000	5.250	11/15/23	2,143,600
Viking Cruises Ltd. (B-/Caa1)(c)
1,840,000	6.250	05/15/25	1,085,600
2,130,000	5.875	09/15/27	1,256,700
VOC Escrow Ltd. (B+/B1)(c)
3,760,000	5.000	02/15/28	2,820,000

			10,282,052

Machinery - Construction & Mining(c)(d) – 0.3%
BWX Technologies, Inc. (BB/Ba3)
1,270,000	4.125	06/30/28	1,266,825

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Machinery - Construction & Mining(c)(d) – (continued)
The Manitowoc Co., Inc. (B/B2)
	$4,465,000	9.000%		04/01/26	$ 4,437,094

					5,703,919

Machinery-Diversified(c)(d) – 0.5%
Clark Equipment Co. (BB+/Ba3)
	1,051,000	5.875		06/01/25	1,074,648
Cleaver-Brooks, Inc. (B-/Caa1)
	1,820,000	7.875		03/01/23	1,542,450
Husky III Holding Ltd. (CCC/Caa2)(e)
	2,612,000	13.000		02/15/25	2,507,520
Titan Acquisition Ltd./Titan Co-Borrower LLC (CCC/Caa2)
	4,650,000	7.750		04/15/26	4,400,062

					9,524,680

Media – 9.0%
Altice Financing SA (B/B2)(c)(d)
	3,050,000	7.500		05/15/26	3,194,875
AMC Networks, Inc. (BB/Ba3)(c)
	1,150,000	5.000		04/01/24	1,144,250
	1,015,000	4.750		08/01/25	997,238
Banijay Group SAS (CCC+/Caa1)(c)(d)
EUR	1,275,000	6.500		03/01/26	1,277,412
CCO Holdings LLC/CCO Holdings Capital Corp. (BB/B1)(c)(d)
	$2,155,000	5.875		04/01/24	2,222,344
	13,420,000	5.750		02/15/26	13,906,475
	1,680,000	5.500		05/01/26	1,738,800
	1,800,000	4.750		03/01/30	1,842,750
	1,800,000	4.500		08/15/30	1,831,500
Charter Communications Operating LLC/Charter Communications Operating Capital (BBB-/Ba1)(c)
	3,980,000	3.700		04/01/51	3,914,768
Clear Channel Worldwide Holdings, Inc. (CCC+/Caa2)(c)
	11,820,000	9.250		02/15/24	10,992,600
CSC Holdings LLC (B/B3)
	10,000	5.250		06/01/24	10,513
	900,000	10.875	(c)(d)	10/15/25	967,500
	9,268,000	5.750	(c)(d)	01/15/30	9,615,550
	3,148,000	4.625	(c)(d)	12/01/30	3,057,495

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
CSC Holdings LLC (BB/Ba3)(c)(d)
$5,819,000	5.500%		05/15/26	$ 5,986,296
4,270,000	5.500		04/15/27	4,456,812
Cumulus Media New Holdings, Inc. (B/B2)(c)(d)
4,550,000	6.750		07/01/26	4,208,750
Diamond Sports Group LLC/Diamond Sports Finance Co. (B/B3)(c)(d)
9,245,000	6.625		08/15/27	4,946,075
Diamond Sports Group LLC/Diamond Sports Finance Co. (BB-/Ba3)(c)(d)
1,750,000	5.375		08/15/26	1,277,500
DISH DBS Corp. (B-/B2)
790,000	6.750		06/01/21	804,813
11,965,000	5.875		07/15/22	12,189,344
1,850,000	5.000		03/15/23	1,845,375
230,000	5.875		11/15/24	228,850
3,890,000	7.750		07/01/26	4,123,400
4,500,000	7.375	(c)(d)	07/01/28	4,500,000
Dolya Holdco 18 DAC (NR/B1)(c)(d)
1,850,000	5.000		07/15/28	1,826,116
Entercom Media Corp. (B-/B3)(c)(d)
7,400,000	6.500		05/01/27	6,549,000
Entercom Media Corp. (CCC+/Caa1)(c)(d)
4,670,000	7.250		11/01/24	4,039,550
GCI LLC (B/B3)(c)(d)
720,000	6.625		06/15/24	754,200
Gray Television, Inc. (B+/B3)(c)(d)
4,130,000	7.000		05/15/27	4,253,900
iHeartCommunications, Inc. (B+/B1)(c)(d)
3,890,000	5.250		08/15/27	3,724,675
1,050,000	4.750		01/15/28	971,250
iHeartCommunications, Inc. (CCC+/Caa1)(c)
210,000	8.375		05/01/27	192,150
Meredith Corp. (BB-/Ba3)(c)(d)
2,025,000	6.500		07/01/25	2,004,750
Meredith Corp. (CCC+/Caa1)(c)
5,405,000	6.875		02/01/26	4,513,175
Nexstar Broadcasting, Inc. (B/B3)(c)(d)
6,360,000	5.625		08/01/24	6,423,600
1,950,000	5.625		07/15/27	1,940,250

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
Scripps Escrow, Inc. (B-/Caa1)(c)(d)
	$3,885,000	5.875%		07/15/27	$ 3,681,037
Sinclair Television Group, Inc. (B/B1)(c)(d)
	230,000	5.500		03/01/30	209,300
Sirius XM Radio, Inc. (BB/Ba3)(c)(d)
	5,535,000	5.000		08/01/27	5,645,700
	3,909,000	4.125		07/01/30	3,850,365
TEGNA, Inc. (BB-/Ba3)(c)(d)
	3,450,000	4.625		03/15/28	3,174,000
The E.W. Scripps Co. (B-/Caa1)(c)(d)
	2,675,000	5.125		05/15/25	2,547,937
Univision Communications, Inc. (B/B2)(c)(d)
	240,000	5.125		02/15/25	225,600
	2,400,000	6.625		06/01/27	2,280,000
UPC Holding B.V. (B/B2)(c)(d)
	1,765,000	5.500		01/15/28	1,698,813
Virgin Media Finance PLC (B/B2)(c)(d)
	4,150,000	5.000		07/15/30	4,051,437
Virgin Media Secured Finance PLC (BB-/Ba3)(c)(d)
	3,605,000	5.500		08/15/26	3,695,125
	1,160,000	5.500		05/15/29	1,215,100
Virgin Media Vendor Financing Notes III DAC (B/B1)(c)(d)
GBP	1,575,000	4.875		07/15/28	1,961,341
Ziggo Bond Co. B.V. (B-/B3)(c)
EUR	2,175,000	3.375	(d)	02/28/30	2,297,704
	1,725,000	3.375		02/28/30	1,822,317
	$1,725,000	5.125	(d)	02/28/30	1,690,500

					178,520,177

Metal Fabricate/Hardware(c) – 0.2%
Park-Ohio Industries, Inc. (B-/Caa1)
	5,074,000	6.625		04/15/27	4,135,310

Mining(c) – 1.6%
Alcoa Nederland Holding B.V. (BB+/Ba1)(d)
	3,250,000	7.000		09/30/26	3,355,625
Constellium SE (B/B2)(d)
	1,600,000	5.875		02/15/26	1,594,000
	950,000	5.625		06/15/28	935,750

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Mining(c) – (continued)
First Quantum Minerals Ltd. (CCC+/Caa2u)(d)
$7,020,000	7.250%	05/15/22	$ 6,740,955
FMG Resources August 2006 Pty Ltd. (BB+/Ba1)(d)
5,240,000	5.125	03/15/23	5,377,550
Freeport-McMoRan, Inc. (BB/Ba1)
3,650,000	3.875	03/15/23	3,654,562
Hudbay Minerals, Inc. (B/B3)(d)
5,155,000	7.250	01/15/23	5,051,900
Novelis Corp. (B+/B2)(d)
2,410,000	5.875	09/30/26	2,410,000
2,325,000	4.750	01/30/30	2,220,375

			31,340,717

Miscellaneous Manufacturing(c) – 0.3%
EnPro Industries, Inc. (BB/B1)
3,095,000	5.750	10/15/26	3,091,131
General Electric Co. (BBB+/Baa1)
979,000	3.450	05/01/27	1,002,888
General Electric Co. (BBB+/Baa1)
1,312,000	4.350	05/01/50	1,298,932
Hillenbrand, Inc. (BB+/Ba1)
665,000	5.750	06/15/25	688,275

			6,081,226

Office(c) – 0.2%
Xerox Corp. (BB+/Ba1)
4,340,000	4.125	03/15/23	4,312,875

Oil & Gas Services – 0.2%
Cenovus Energy, Inc. (BBB-/Ba2)
2,090,000	6.750	11/15/39	2,051,022
Continental Resources, Inc. (BB+/Ba1u)(c)
2,660,000	4.900	06/01/44	2,118,025

			4,169,047

Oil Field Services – 6.0%
Antero Resources Corp. (B/Caa1)(c)
1,010,000	5.375	11/01/21	934,250
7,375,000	5.125	12/01/22	5,310,000
Apache Corp. (BB+/Ba1)(c)
3,475,000	4.375	10/15/28	3,066,687

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
Berry Petroleum Co. LLC (B/B3)(c)(d)
$990,000	7.000%		02/15/26	$ 801,900
Cenovus Energy, Inc. (BBB-/Ba2)(c)
447,000	3.000		08/15/22	434,028
4,108,000	3.800		09/15/23	3,917,101
1,470,000	5.250		06/15/37	1,276,563
Chesapeake Energy Corp. (D/C)(f)
2,715,000	5.750		03/15/23	61,088
Continental Resources, Inc. (BB+/Ba1u)(c)
4,550,000	4.500		04/15/23	4,345,250
1,775,000	3.800		06/01/24	1,677,375
Ensign Drilling, Inc. (CCC+/Caa1)(c)(d)
1,700,000	9.250		04/15/24	756,500
EQT Corp. (BB-/Ba3)(c)
2,100,000	3.000		10/01/22	1,974,000
2,400,000	6.125		02/01/25	2,391,000
Exterran Energy Solutions LP/EES Finance Corp. (B+/B1)(c)
2,835,000	8.125		05/01/25	2,338,875
Laredo Petroleum, Inc. (B-/B3)(c)
3,968,000	9.500		01/15/25	2,737,920
MEG Energy Corp. (B-/B3)(c)(d)
1,653,000	7.000		03/31/24	1,405,050
3,935,000	7.125		02/01/27	3,266,050
Nabors Industries Ltd. (CCC+/Ba3)(c)(d)
2,655,000	7.250		01/15/26	1,646,100
Nabors Industries, Inc. (CCC-/B3)
2,635,000	0.750		01/15/24	949,865
564,000	5.750	(c)	02/01/25	228,420
Noble Holding International Ltd. (CCC/Caa1)(c)(d)
3,100,000	7.875		02/01/26	806,000
Noble Holding International Ltd. (CCC-/Caa3)(c)
730,000	7.750		01/15/24	10,950
Occidental Petroleum Corp. (BB+/Ba2)
7,416,000	2.700		08/15/22	6,906,150
7,960,000	8.000	(c)	07/15/25	7,979,900
9,267,000	6.450		09/15/36	7,983,891
14,817,000	4.400	(c)	04/15/46	10,334,857
4,142,000	4.200	(c)	03/15/48	2,806,205

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
Occidental Petroleum Corp. (BB+/Ba2) – (continued)
$3,317,000	4.400	%(c)	08/15/49	$ 2,288,730
Parsley Energy LLC/Parsley Finance Corp. (BB/Ba3)(c)(d)
2,000,000	5.375		01/15/25	1,940,000
Precision Drilling Corp. (B/B3)(c)
5,320,000	7.750		12/15/23	3,724,000
QEP Resources, Inc. (B+/B3)
613,000	6.875		03/01/21	583,883
2,025,000	5.375	(c)	10/01/22	1,539,000
1,180,000	5.250	(c)	05/01/23	802,400
Range Resources Corp. (B+/B3)(c)
822,000	5.875		07/01/22	764,460
1,455,000	5.000		03/15/23	1,240,388
5,000	4.875		05/15/25	3,775
SM Energy Co. (B/B3)(c)(d)
1,288,800	10.000		01/15/25	1,263,024
Southwestern Energy Co. (BB-/Ba3)(c)
2,710,000	7.750		10/01/27	2,371,250
Sunoco LP/Sunoco Finance Corp. (BB-/B1)(c)
925,000	5.500		02/15/26	897,250
325,000	6.000		04/15/27	325,000
Transocean, Inc. (CCC/Caa3)
10,400,000	7.500		04/15/31	2,912,000
Transocean, Inc. (CCC+/Caa2)(c)(d)
2,185,000	7.250		11/01/25	1,201,750
5,930,000	7.500		01/15/26	3,261,500
2,616,000	8.000		02/01/27	1,438,800
USA Compression Partners LP/USA Compression Finance Corp. (B+/B3)(c)
8,135,000	6.875		04/01/26	7,901,119
Valaris PLC (D/Ca)(c)
4,550,000	5.400		12/01/42	500,500
3,100,000	5.750		10/01/44	232,500
WPX Energy, Inc. (BB-/B1)(c)
1,525,000	8.250		08/01/23	1,692,750
2,185,000	5.250		09/15/24	2,157,687
3,275,000	5.875		06/15/28	3,144,000

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
WPX Energy, Inc. (BB-/B1)(c) – (continued)
	$1,039,000	4.500%		01/15/30	$ 914,320

					119,446,061

Packaging – 3.0%
ARD Finance SA (B-/Caa3)(c)(e)
(PIK 5.750%, Cash 5.000%)
EUR	3,125,000	5.000		06/30/27	3,361,721
(PIK 7.250%, Cash 6.500%)
	$3,425,000	6.500	(d)	06/30/27	3,390,750
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (B/Caa1)(c)(d)
	580,000	6.000		02/15/25	593,775
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (B/Caa1)(c)(d)
	255,000	5.250		08/15/27	250,538
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (B/Caa1)(c)(d)
	8,050,000	5.250		08/15/27	7,899,063
Berry Global, Inc. (BB/B2)(c)
	2,600,000	5.125		07/15/23	2,609,750
	4,050,000	5.625	(d)	07/15/27	4,171,500
Flex Acquisition Co., Inc. (CCC+/Caa2)(c)(d)
	2,420,000	6.875		01/15/25	2,320,175
	235,000	7.875		07/15/26	227,656
Graphic Packaging International LLC (BB+/Ba2)(d)
	1,394,000	3.500		03/15/28	1,380,060
LABL Escrow Issuer LLC (B/B2)(c)(d)
	2,725,000	6.750		07/15/26	2,837,406
LABL Escrow Issuer LLC (B-/Caa2)(c)(d)
	3,980,000	10.500		07/15/27	4,238,700
Mauser Packaging Solutions Holding Co. (CCC+/Caa3)(c)(d)
	6,025,000	7.250		04/15/25	5,422,500
Owens-Brockway Glass Container, Inc. (B/B1)(d)
	4,270,000	5.875		08/15/23	4,398,100
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu (B+/B1)(c)(d)
	3,505,000	5.125		07/15/23	3,522,525
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu (B-/Caa1)(c)(d)
	855,000	7.000		07/15/24	858,206
Silgan Holdings, Inc. (BB/Ba3)(c)(d)
	1,607,000	4.125		02/01/28	1,592,939

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Packaging – (continued)
Trident TPI Holdings, Inc. (CCC+/Caa2)(c)(d)
$2,200,000	6.625%		11/01/25	$ 2,090,000
Trivium Packaging Finance B.V. (B+/B2)(c)(d)
1,775,000	5.500		08/15/26	1,803,844
Trivium Packaging Finance B.V. (B-/Caa2)(c)(d)
6,455,000	8.500		08/15/27	6,898,781

				59,867,989

Pharmaceuticals – 2.6%
Bausch Health Americas, Inc. (B/B3)(c)(d)
14,060,000	9.250		04/01/26	15,255,100
1,625,000	8.500		01/31/27	1,734,687
Bausch Health Cos., Inc. (B/B3)(c)(d)
6,100,000	6.125		04/15/25	6,183,875
2,595,000	5.000		01/30/28	2,442,544
5,478,000	6.250		02/15/29	5,505,390
2,595,000	5.250		01/30/30	2,478,225
Bausch Health Cos., Inc. (BB/Ba2)(c)(d)
1,985,000	5.500		11/01/25	2,034,625
Herbalife Nutrition Ltd./HLF Financing, Inc. (BB-/B1)(c)(d)
1,408,000	7.875		09/01/25	1,453,760
HLF Financing S.a.r.l. LLC/Herbalife International, Inc. (BB-/B1)(c)(d)
5,425,000	7.250		08/15/26	5,452,125
Par Pharmaceutical, Inc. (B+/B2)(c)(d)
6,675,000	7.500		04/01/27	6,825,187
Teva Pharmaceutical Finance Co. B.V. (BB/Ba2)
855,000	3.650		11/10/21	856,069
Vizient, Inc. (B/B2)(c)(d)
990,000	6.250		05/15/27	1,034,550

				51,256,137

Pipelines – 4.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp. (B-/Caa1)(c)(d)
4,400,000	5.750		03/01/27	3,520,000
Buckeye Partners LP (BB/B1)(c)
1,650,000	4.350		10/15/24	1,571,262
2,400,000	4.125	(d)	03/01/25	2,292,000
3,794,000	3.950		12/01/26	3,566,360
860,000	4.125		12/01/27	827,750
1,573,000	4.500	(d)	03/01/28	1,478,620

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – (continued)
Cheniere Energy Partners LP (BB/Ba2)(c)
$3,645,000	5.250%		10/01/25	$ 3,631,331
Cheniere Energy, Inc. (NR/NR)(d)(e)
2,825,000	4.875		05/28/21	2,852,403
DCP Midstream Operating LP (BB+/Ba2)
5,090,000	5.375	(c)	07/15/25	5,026,375
1,535,000	5.125	(c)	05/15/29	1,458,250
925,000	6.450	(d)	11/03/36	832,500
EnLink Midstream LLC (BB+/Ba1)(c)
2,490,000	5.375		06/01/29	1,867,500
EnLink Midstream Partners LP (BB+/Ba1)(c)
2,325,000	4.400		04/01/24	1,923,938
3,235,000	5.450		06/01/47	2,005,700
EQM Midstream Partners LP (BB-/Ba3)(c)
1,975,000	4.750		07/15/23	1,992,281
2,800,000	6.500	(d)	07/01/27	2,859,500
2,970,000	5.500		07/15/28	2,828,925
Genesis Energy LP/Genesis Energy Finance Corp. (B+/B1)(c)
6,034,000	5.625		06/15/24	5,249,580
250,000	6.500		10/01/25	213,750
255,000	6.250		05/15/26	219,300
6,350,000	7.750		02/01/28	5,651,500
Global Partners LP/GLP Finance Corp. (B+/B2)(c)
150,000	7.000		06/15/23	142,500
2,970,000	7.000		08/01/27	2,739,825
NGL Energy Partners LP/NGL Energy Finance Corp. (B+/B2)(c)
2,390,000	7.500		11/01/23	1,983,700
2,990,000	7.500		04/15/26	2,384,525
NuStar Logistics LP (BB-/Ba2)(c)
3,420,000	5.625		04/28/27	3,300,300
Plains All American Pipeline LP/PAA Finance Corp. (BBB-/Ba1)(c)
1,308,000	3.800		09/15/30	1,288,184
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. (D/Caa1)(c)
8,561,000	5.750		04/15/25	4,794,160

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – (continued)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (BB-/B1)(c)(d)
$5,955,000	4.750%	10/01/23	$ 5,493,487
1,935,000	5.500	09/15/24	1,751,175
1,310,000	5.500	01/15/28	1,133,150
Targa Resources Partners LP/Targa Resources Partners Finance Corp. (BB/Ba3)(c)
2,865,000	5.875	04/15/26	2,836,350
4,880,000	5.375	02/01/27	4,709,200
Targa Resources Partners LP/Targa Resources Partners Finance Corp. (BB/Ba3)(c)
1,810,000	6.500	07/15/27	1,814,525
Targa Resources Partners LP/Targa Resources Partners Finance Corp. (BB/Ba3)(c)
1,980,000	5.000	01/15/28	1,856,250
Western Midstream Operating LP (BB+/Ba1)(c)
1,500,000	5.375	06/01/21	1,496,250
4,250,000	4.050	02/01/30	4,080,000
1,725,000	5.300	03/01/48	1,399,406
675,000	5.250	02/01/50	582,188

			95,654,000

Real Estate(c)(d) – 0.5%
Realogy Group LLC/Realogy Co-Issuer Corp. (CCC+/Caa1)
3,510,000	4.875	06/01/23	3,316,950
5,429,000	9.375	04/01/27	5,062,542
Realogy Group LLC/Realogy Co.-Issuer Corp. (CCC+/B3)
773,000	7.625	06/15/25	773,000

			9,152,492

Real Estate Investment Trust(c) – 1.3%
Iron Mountain, Inc. (BB-/Ba3)(d)
4,200,000	5.000	07/15/28	4,116,000
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. (BB-/B1)(d)
2,085,000	4.625	06/15/25	2,043,300
MPT Operating Partnership LP/MPT Finance Corp. (BBB-/Ba1)
1,685,000	4.625	08/01/29	1,696,845
Service Properties Trust (BB+/Ba1)
2,200,000	4.350	10/01/24	1,982,935
Service Properties Trust (BB+/Baa3)
546,000	7.500	09/15/25	574,767

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Real Estate Investment Trust(c) – (continued)
Starwood Property Trust, Inc. (B+/Ba3)
	$8,890,000	4.750%		03/15/25	$ 8,223,250
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC (C/Ca)
	1,270,000	8.250		10/15/23	1,203,325
	275,000	7.125	(d)	12/15/24	251,625
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC (CCC/Caa1)(d)
	2,715,000	6.000		04/15/23	2,667,487
VICI Properties LP/VICI Note Co., Inc. (BB/Ba3)(d)
	2,154,000	3.500		02/15/25	2,024,760

					24,784,294

Retailing – 4.0%
1011778 BC ULC/New Red Finance, Inc. (B+/B2)(c)(d)
	10,399,000	5.000		10/15/25	10,347,005
	4,050,000	4.375		01/15/28	3,963,938
Asbury Automotive Group, Inc. (BB/B1)(c)(d)
	5,000	4.500		03/01/28	4,850
Beacon Roofing Supply, Inc. (B-/Caa1)(c)(d)
	10,615,000	4.875		11/01/25	9,513,694
Burlington Stores, Inc. (NR/NR)(d)
	1,141,000	2.250		04/15/25	1,301,242
eG Global Finance PLC (B-/B2)(c)(d)
	2,560,000	6.750		02/07/25	2,489,600
	2,210,000	8.500		10/30/25	2,276,300
IRB Holding Corp. (B/B3)(c)(d)
	1,171,000	7.000		06/15/25	1,204,666
IRB Holding Corp. (CCC+/Caa3)(c)(d)
	8,870,000	6.750		02/15/26	8,470,850
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC (BB/Ba3)(c)(d)
	3,312,000	5.250		06/01/26	3,386,520
Kirk Beauty One GmbH (CCC-/Caa3)(c)
EUR	2,250,000	8.750		07/15/23	1,103,164
L Brands, Inc. (B+/B2)
	$6,845,000	5.250		02/01/28	5,416,106
L Brands, Inc. (BB/Ba2)(c)(d)
	880,000	6.875		07/01/25	908,600
Macy’s Retail Holdings, Inc. (B/B1)(c)
	2,550,000	2.875		02/15/23	1,998,563

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Retailing – (continued)
Macy’s, Inc. (BB-/Ba1)(c)(d)
$2,900,000	8.375%	06/15/25	$ 2,885,500
PetSmart, Inc. (CCC+/Caa2)(c)(d)
6,095,000	7.125	03/15/23	6,018,812
3,803,000	8.875	06/01/25	3,803,000
Staples, Inc. (B/B1)(c)(d)
6,005,000	7.500	04/15/26	4,713,925
Staples, Inc. (CCC+/B3)(c)(d)
6,800,000	10.750	04/15/27	3,995,000
Suburban Propane Partners LP/Suburban Energy Finance Corp. (BB-/B1)(c)
1,895,000	5.500	06/01/24	1,876,050
2,175,000	5.875	03/01/27	2,142,375
Walgreens Boots Alliance, Inc. (BBB/Baa2)(c)
1,740,000	4.100	04/15/50	1,752,859
Yum! Brands, Inc. (B+/B1)(c)(d)
187,000	7.750	04/01/25	201,726

			79,774,345

Semiconductors – 0.6%
Advanced Micro Devices, Inc. (BB/Ba3)
657,000	7.500	08/15/22	727,627
Amkor Technology, Inc. (BB/B1)(c)(d)
3,489,000	6.625	09/15/27	3,733,230
Broadcom, Inc. (BBB-/Baa3)(c)(d)
1,626,000	4.300	11/15/32	1,791,462
Microchip Technology, Inc. (BB-u/Ba2)(c)(d)
2,280,000	4.250	09/01/25	2,288,550
Qorvo, Inc. (BB+/Ba1)(c)
2,440,000	5.500	07/15/26	2,534,550

			11,075,419

Software(c) – 1.9%
Camelot Finance SA (B/B2)(d)
2,150,000	4.500	11/01/26	2,144,625
Castle US Holding Corp. (CCC/Caa2)(d)
2,020,000	9.500	02/15/28	1,868,500
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. (B-/Caa1)(d)
950,000	5.750	03/01/25	938,125
Granite Merger Sub 2, Inc. (CCC+/Caa1)(d)
2,092,000	11.000	07/15/27	2,173,065

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Software(c) – (continued)
Nuance Communications, Inc. (BB-/Ba3)
$3,640,000	5.625%		12/15/26	$ 3,785,600
Open Text Corp. (BB/Ba2)(d)
4,730,000	3.875		02/15/28	4,552,625
PTC, Inc. (BB-/Ba3)(d)
2,082,000	3.625		02/15/25	2,061,180
965,000	4.000		02/15/28	957,762
Rackspace Hosting, Inc. (B-/Caa1)(d)
2,980,000	8.625		11/15/24	3,028,425
Solera LLC/Solera Finance, Inc. (CCC+/Caa1)(d)
6,500,000	10.500		03/01/24	6,630,000
SS&C Technologies, Inc. (B+/B2)(d)
5,090,000	5.500		09/30/27	5,191,800
The Dun & Bradstreet Corp. (CCC/Caa2)(d)
3,280,000	10.250		02/15/27	3,616,200
Veritas US, Inc./Veritas Bermuda Ltd. (B/B2)(d)
235,000	7.500		02/01/23	227,950

				37,175,857

Storage/Warehousing(c)(d) – 0.1%
Algeco Global Finance 2 PLC (CCC/Caa1)
2,390,000	10.000		08/15/23	2,001,625

Telecommunication Services – 6.6%
Altice France Holding SA (CCC+/WR)(c)(d)
4,755,000	10.500		05/15/27	5,230,500
Altice France SA (B/B2)(c)(d)
8,165,000	7.375		05/01/26	8,491,600
4,910,000	8.125		02/01/27	5,376,450
225,000	5.500		01/15/28	227,250
CenturyLink, Inc. (B+/B2)
2,250,000	5.125	(c)(d)	12/15/26	2,241,563
3,465,000	6.875		01/15/28	3,668,569
1,700,000	7.600		09/15/39	1,827,500
CommScope Technologies LLC (B-/B3)(c)(d)
4,640,000	6.000		06/15/25	4,454,400
CommScope, Inc. (B-/B3)(c)(d)
1,780,000	8.250		03/01/27	1,828,950
4,645,000	7.125		07/01/28	4,627,581

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services – (continued)
Digicel Group 0.5 Ltd. (NR/NR)(c)(d)(e)
$420,555	7.000%		12/31/99	$ 35,747
(PIK 3.000%, Cash 5.000%)
2,539,200	8.000		04/01/25	688,399
Intelsat Connect Finance SA (NR/WR)(c)(d)(f)
5,475,000	9.500		02/15/23	1,396,125
Intelsat Jackson Holdings SA (NR/WR)(d)(f)
210,000	9.500		09/30/22	232,313
6,885,000	8.500	(c)	10/15/24	4,131,000
16,115,000	9.750	(c)	07/15/25	9,749,575
Intelsat Luxembourg SA (NR/WR)(c)(f)
13,875,000	8.125		06/01/23	763,125
Intelsat SA (NR/NR)(f)
4,650,000	4.500		06/15/25	1,395,000
Level 3 Financing, Inc. (BB/Ba3)(c)
5,285,000	5.250		03/15/26	5,423,731
5,891,000	4.625	(d)	09/15/27	5,905,727
4,910,000	4.250	(d)	07/01/28	4,897,725
Nokia of America Corp. (NR/WR)
5,200,000	6.450		03/15/29	5,460,000
Sprint Capital Corp. (BB/B1)
8,075,000	8.750		03/15/32	11,547,250
Sprint Communications, Inc. (BB/B1)
2,128,000	11.500		11/15/21	2,354,100
5,550,000	6.000		11/15/22	5,855,250
Sprint Corp. (BB/B1)
10,288,000	7.875		09/15/23	11,574,000
1,555,000	7.625	(c)	02/15/25	1,792,138
1,400,000	7.625	(c)	03/01/26	1,655,500
T-Mobile USA, Inc. (BB/Ba3)(c)
3,550,000	6.000		03/01/23	3,563,312
1,360,000	6.000		04/15/24	1,388,900
3,820,000	6.500		01/15/26	3,987,125
Telecom Italia Capital SA (BB+/Ba1)
6,865,000	7.200		07/18/36	8,109,281
675,000	7.721		06/04/38	847,125
Telesat Canada/Telesat LLC (BB-/Ba3)(c)(d)
402,000	4.875		06/01/27	394,463

				131,121,274

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Toys/Games/Hobbies(c) – 0.3%
Mattel, Inc. (B+/B1)(d)
$2,165,000	6.750%	12/31/25	$ 2,246,188
1,553,000	5.875	12/15/27	1,599,590
Mattel, Inc. (B-/B3)
2,335,000	3.150	03/15/23	2,229,925

			6,075,703

Transportation(c)(d) – 0.1%
XPO Logistics, Inc. (BB-/Ba3)
1,853,000	6.250	05/01/25	1,941,018

TOTAL CORPORATE OBLIGATIONS (Cost $1,919,670,415)			$1,855,175,879

Structured Note(c)(d)(g) – 0.1%
CHS/Community Health Systems, Inc. (CCC-/Ca)
$1,820,000	9.875%	06/30/23	$ 1,419,600
(Cost $1,699,745)

Shares	Dividend Rate		Value

Preferred Stocks(c)(e) – 0.1%
Media – 0.1%
Spanish Broadcasting System, Inc.
3,014	10.750%		$ 1,808,400
(Cost $ 3,042,344)

Units	Expiration Date		Value

Warrant(f) – 0.0%
True Religion Warrant (NR/NR)
1,914	10/27/22		$ —
True Religion Warrant 2 (NR/NR)
7,229	10/27/22		—

TOTAL WARRANT (Cost $0)			$ —

TOTAL INVESTMENTS – 95.2% (Cost $1,950,021,298)			$1,881,535,578

OTHER ASSETS IN EXCESS OF LIABILITIES – 4.8%			95,540,756

NET ASSETS – 100.0%			$1,977,076,334

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on June 30, 2020. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2020.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(e)	Pay-in-kind securities.

(f)	Security is currently in default and/or non-income producing.

(g)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on June 30, 2020.

Currency Abbreviations:
EUR	— Euro
GBP	— British Pound
USD	— U.S. Dollar

Investment Abbreviations:
CMT	— Constant Maturity Treasury Indexes
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company
WR	— Withdrawn Rating

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

UNFUNDED LOAN COMMITMENTS — At June 30, 2020, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following loan agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)

Intelsat Jackson Holdings SA (NR/NR), due 07/14/21	$19,956	$20,218	$262

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2020, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc.	USD	1,979,684	GBP	1,579,900	07/15/20	$21,835
State Street Bank (London)	USD	1,469,335	GBP	1,179,958	07/15/20	7,103
Westpac Banking Corp.	USD	3,019,616	EUR	2,651,000	08/12/20	38,367

TOTAL						$67,305

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

BofA Securities LLC	USD	14,361,569	EUR	13,224,159	08/12/20	$(509,996)
Royal Bank of Canada	EUR	1,885,000	USD	2,126,879	08/12/20	(7,055)

TOTAL						$(517,051)

FUTURES CONTRACTS — At June 30, 2020, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Ultra Long U.S. Treasury Bonds	13	09/21/20	$2,836,031	$18,191
Ultra 10 Year U.S. Treasury Notes	189	09/21/20	29,764,547	145,352
2 Year U.S. Treasury Notes	300	09/30/20	66,248,438	11,986
10 Year U.S. Treasury Notes	832	09/21/20	115,791,000	770,470
20 Year U.S. Treasury Bonds	179	09/21/20	31,962,687	373,217

Total				$1,319,216

Short position contracts:
Eurodollars	(1)	12/14/20	(249,275)	(4,524)
5 Year U.S. Treasury Notes	(165)	09/30/20	(20,747,461)	259
5 Year German Euro-Bobl	(94)	09/08/20	(14,255,097)	(55,062)

Total				$(59,327)

TOTAL FUTURES CONTRACTS				$1,259,889

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At June 30, 2020, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund (a)	Credit Spread at June 30, 2020 (b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.HY Index 34	5.000%	5.148%	06/20/25	$121,367	$(502,409)	$(3,941,896)	$3,439,487

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – 90.3%
Aerospace & Defense – 0.5%
Dynasty Acquisition Co., Inc. (B-/Caa1)(b)
$2,267,253	0.000%	04/06/26	$ 1,929,999
1,218,953	0.000	04/06/26	1,037,634
TransDigm, Inc. (B+/Ba3)(c) (1M LIBOR + 2.250%)
4,027,769	2.428	08/22/24	3,631,719

			6,599,352

Airlines – 1.7%
Allegiant Travel Co. (B+/Ba3)(c) (3M LIBOR + 3.000%)
4,351,944	3.434	02/05/24	3,865,092
American Airlines, Inc. (B+/Ba3)(c) (1M LIBOR + 1.750%)
4,900,000	1.934	01/29/27	3,682,350
Atlantic Aviation FBO, Inc. (BB-/B2)(c) (1M LIBOR + 3.750%)
4,506,126	3.930	12/06/25	4,224,493
Delta Air Lines, Inc. (BBB-/Baa2)(c) (1M LIBOR + 2.750%)
3,800,000	3.500	10/18/18	3,721,644
JetBlue Airways Corp. (B+/Ba2)(b)
3,000,000	0.000	06/12/24	2,932,500
Kestrel Bidco Inc. (B-/B2)(c) (6M LIBOR + 3.000%)
3,980,000	4.000	12/11/26	3,180,697

			21,606,776

Automotive – Distributors(c) – 0.9%
American Axle & Manufacturing, Inc. (BB-/Ba2) (1M LIBOR + 2.250%)
2,843,221	3.000	04/06/24	2,693,952
Bombardier Recreational Products, Inc. (BB-/B1) (1M LIBOR + 2.000%)
2,966,681	2.178	05/24/27	2,809,090
Drive Chassis Holding Co. LLC (NR/NR) (3M LIBOR + 8.250%)
3,450,000	9.561	04/10/26	3,010,125
Thor Industries, Inc. (BB/B2) (1M LIBOR + 3.750%)
3,006,024	3.938	02/01/26	2,934,631

			11,447,798

Automotive – Parts(c) – 3.2%
Adient US LLC (B+/Ba3) (3M LIBOR + 4.000%)
5,193,406	4.474	05/06/24	4,974,868
CS Intermediate Holdco 2 LLC (B-/B1) (1M LIBOR + 2.000%)
3,832,418	2.750	11/02/23	3,088,508
Dana, Inc. (BBB-/Baa3) (1M LIBOR + 2.250%)
2,700,000	3.250	02/27/26	2,598,750
Garrett LX III S.a r.l. (BB-/B1) (3M LIBOR + 3.250%)
5,386,107	3.540	09/27/25	4,995,614

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Automotive – Parts(c) – (continued)
Gates Global LLC (B+/B1) (1M LIBOR + 2.750%)
	$2,559,211	3.750%	04/01/24	$ 2,458,967
Mavis Tire Express Services Corp. (B-/B2) (3M LIBOR + 3.250%)
	4,042,695	3.558	03/20/25	3,625,812
Navistar International Corp. (BB-/Ba2) (1M LIBOR + 3.500%)
	4,353,636	3.700	11/06/24	4,112,357
Panther BF Aggregator 2 LP (B/B1) (1M LIBOR + 3.500%)
	4,714,375	3.678	04/30/26	4,478,656
(1M EURIBOR + 3.750%)
EUR	1,150,000	3.750	04/30/26	1,242,359
Tenneco, Inc. (B/Ba3) (1M LIBOR + 3.000%)
	$5,345,184	3.178	10/01/25	4,605,784
Wand NewCo 3, Inc. (B-/B1) (3M LIBOR + 3.000%)
	3,778,200	4.072	02/05/26	3,579,845

				39,761,520

Building & Construction Material(c) – 0.3%
CSC Holdings LLC (BB/Ba3) (1M LIBOR + 2.500%)
	3,783,909	2.685	04/15/27	3,581,886

Building Materials(c) – 3.5%
ACProducts, Inc. (NR/B2) (6M LIBOR + 6.500%)
	4,919,063	7.500	08/18/25	4,799,185
Beacon Roofing Supply, Inc. (BB/B2) (1M LIBOR + 2.250%)
	2,003,171	2.428	01/02/25	1,901,931
CPG International, Inc. (BB-/B2) (12M LIBOR + 3.750%)
	4,297,400	4.750	05/05/24	4,247,722
Foundation Building Materials Holding Co. LLC (BB-/B2) (1M LIBOR + 3.000%)
	2,601,665	3.178	08/13/25	2,500,850
Hayward Industries, Inc. (B/B3) (1M LIBOR + 3.500%)
	4,808,159	3.678	08/05/24	4,615,833
Ingersoll-Rand Services Co. (BB+/Ba2) (1M LIBOR + 1.750%)
	1,745,625	1.928	03/01/27	1,657,261
Jeld-Wen, Inc. (BB+/Ba2) (1M LIBOR + 2.000%)
	2,031,439	2.178	12/14/24	1,906,384
LBM Borrower LLC (B+/B2) (3M LIBOR + 3.750%)
	3,403,913	4.058	08/20/22	3,337,979
NCI Building Systems, Inc. (B+/B2) (1M LIBOR + 3.750%)
	9,313,386	3.941	04/12/25	8,836,075
Quikrete Holdings, Inc. (BB-/B1) (1M LIBOR + 2.500%)
	5,241,019	2.678	02/01/27	5,028,129

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Building Materials(c) – (continued)
Swissport Financing S.a r.l. (CCC/Caa1) (3M EURIBOR + 4.500%)
EUR	5,325,000	4.500%	08/14/24	$ 4,883,326

				43,714,675

Chemicals(c) – 4.7%
Alpha 3 B.V. (B-/B2) (3M LIBOR + 3.000%)
	$4,560,153	4.000	01/31/24	4,381,167
ASP Unifrax Holdings, Inc. (CCC/Caa3) (3M LIBOR + 8.500%)
	1,975,000	8.813	12/14/26	1,575,062
ASP Unifrax Holdings, Inc. (CCC+/Caa1) (6M LIBOR + 3.750%)
	5,203,736	4.822	12/12/25	4,284,704
Consolidated Energy Finance SA (BB-/Ba3)(d) (3M LIBOR + 2.500%)
	3,929,949	2.694	05/07/25	3,556,604
Cyanco Intermediate Corp. (B/B2) (1M LIBOR + 3.500%)
	3,889,750	3.678	03/16/25	3,758,470
Diamond (BC) B.V. (CCC+/B1)(d) (3M LIBOR + 5.000%)
	1,000,000	6.000	09/06/24	977,500
Element Solutions, Inc. (BB/Ba2) (1M LIBOR + 2.000%)
	3,185,173	2.178	01/31/26	3,028,558
Emerald Performance Materials LLC (B-/B2) (1M LIBOR + 3.500%)
	1,182,864	4.500	08/01/21	1,138,507
Emerald Performance Materials LLC (CCC+/Caa2) (1M LIBOR + 7.750%)
	2,572,144	8.750	08/01/22	2,454,263
Hexion, Inc. (B+/Ba3) (3M LIBOR + 3.500%)
	3,619,190	4.940	07/01/26	3,519,662
INEOS Enterprises Holdings US Finco LLC (NR/B1) (3M LIBOR + 3.500%)
	4,812,179	4.500	08/28/26	4,603,668
Momentive Performance Materials, Inc. (B+/B2) (1M LIBOR + 3.250%)
	5,574,347	3.430	05/15/24	5,205,046
Polar US Borrower LLC (B-/B2) (1M LIBOR + 4.750%)
	3,918,257	4.925	10/15/25	3,683,162
PQ Corp. (BB-/B1) (1M LIBOR + 2.250%)
	3,768,678	2.428	02/07/27	3,624,225
Starfruit Finco B.V. (B+/B1) (1M LIBOR + 3.000%)
	6,209,748	3.188	10/01/25	5,811,269
The Chemours Co. (BB/Ba1) (1M LIBOR + 1.750%)
	2,688,244	1.930	04/03/25	2,530,310
Tronox Finance LLC (B+/Ba3) (1M LIBOR + 2.750%)
	1,281,699	2.928	09/23/24	1,227,586

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Chemicals(c) – (continued)
Univar, Inc. (BB+/Ba3) (1M LIBOR + 2.250%)
$3,115,414	2.428%	07/01/24	$ 2,992,760

			58,352,523

Commercial Services(c) – 2.0%
Amentum Government Services Holdings LLC (B/Ba3) (1M LIBOR + 4.000%)
860,000	4.178	02/01/27	842,439
APX Group, Inc. (B-/B3) (1M LIBOR + 5.000%)
1,995,000	5.178	12/31/25	1,848,487
AQ Carver Buyer, Inc. (B/B2) (3M LIBOR + 5.000%)
2,183,500	6.000	09/23/25	1,921,480
Avis Budget Car Rental, LLC (BB-/Ba2) (1M LIBOR + 2.250%)
2,992,481	2.430	08/06/27	2,652,086
Da Vinci Purchaser Corp. (B/B2) (6M LIBOR + 4.000%)
4,000,000	5.238	01/08/27	3,885,000
IRB Holding Corp. (B/B3) (1M LIBOR + 2.750%)
5,682,053	3.750	02/05/25	5,233,568
Prime Security Services Borrower LLC (BB-/Ba3) (1M LIBOR + 3.250%)
3,463,775	4.250	09/23/26	3,323,077
Rockwood Service Corporation (B/B2)(d) (3M LIBOR + 4.250%)
1,496,250	4.558	01/23/27	1,436,400
STG-Fairway Holdings LLC (B-/B2) (3M LIBOR + 3.500%)
2,327,509	4.572	01/31/27	2,163,606
Trans Union LLC (BB+/Ba2) (1M LIBOR + 1.750%)
1,327,526	1.928	11/16/26	1,267,376

			24,573,519

Construction Machinery(c) – 0.5%
Brookfield WEC Holdings Inc. (B/B2) (1M LIBOR + 3.000%)
4,943,010	3.750	08/01/25	4,762,788
Welbilt, Inc. (CCC+/B3) (1M LIBOR + 2.500%)
2,147,500	2.678	10/23/25	1,846,850

			6,609,638

Consumer Cyclical Services(c) – 0.1%
Fleet U.S. Bidco, Inc. (B+/B2) (6M LIBOR + 3.250%)
1,588,000	4.322	10/07/26	1,508,600

Consumer Cyclical Services – Business(c) – 2.2%
Advantage Sales & Marketing, Inc. (CCC+/B2) (3M LIBOR + 3.250%)
2,379,835	3.558	07/23/21	2,170,481

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Consumer Cyclical Services – Business(c) – (continued)
Advantage Sales & Marketing, Inc. (CCC-/Caa2) (3M LIBOR + 6.500%)
	$2,053,226	7.500%	07/25/22	$ 1,687,670
Allied Universal Holding Co. LLC (B-/B3) (1M LIBOR + 4.250%)
	4,401,815	4.428	07/10/26	4,268,837
Colorado Buyer, Inc. (CC/Caa2) (6M LIBOR + 7.250%)
	2,875,000	8.250	05/01/25	1,001,621
Guidehouse LLP (B-/B1) (1M LIBOR + 4.500%)
	3,696,708	4.678	05/01/25	3,561,150
Sabre GLBL, Inc. (B+/Ba3) (1M LIBOR + 2.000%)
	3,379,069	2.178	02/22/24	3,084,009
Stats Intermediate Holdings LLC (B-/NR) (1M LIBOR + 5.250%)
	2,636,750	5.441	07/10/26	2,395,039
Tempo Acquisition LLC (B/B1) (1M LIBOR + 2.750%)
	5,589,702	2.928	05/01/24	5,296,243
The House of HR (NR/NR) (6M EURIBOR + 4.250%)
EUR	2,475,000	4.250	07/27/26	2,504,347
USS Ultimate Holdings, Inc. (CCC/Caa2) (3M LIBOR + 7.750%)
	$2,225,000	8.058	08/25/25	1,849,531

				27,818,928

Consumer Products – Household & Leisure(c) – 0.4%
Diamond (BC) B.V. (CCC+/B1) (3M LIBOR + 3.000%)
	3,073,537	3.760	09/06/24	2,817,419
Prestige Brands, Inc. (BB/Ba3) (1M LIBOR + 2.000%)
	2,263,031	2.178	01/26/24	2,220,034

				5,037,453

Consumer Products – Non Durable(c) – 1.0%
Alphabet Holding Co., Inc. (B-/B3) (1M LIBOR + 3.500%)
	2,796,525	3.678	09/26/24	2,626,105
Alphabet Holding Co., Inc. (CCC/Caa2) (1M LIBOR + 7.750%)
	3,825,000	7.928	09/26/25	3,416,987
HLF Financing S.a r.l. (BB+/Ba1) (1M LIBOR + 2.750%)
	3,225,357	2.928	08/18/25	3,108,438
KIK Custom Products, Inc. (B-/B3) (2M LIBOR + 4.000%)
	3,600,000	5.000	05/15/23	3,420,468

				12,571,998

Distributor(c) – 0.2%
UGI Energy Services LLC (NR/Ba3) (1M LIBOR + 3.750%)
	2,628,737	3.928	08/13/26	2,540,017

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Diversified Financial Services(c) – 3.0%
Advisor Group, Inc. (B-/B2) (1M LIBOR + 5.000%)
	$4,975,000	5.178%	07/31/26	$ 4,593,169
Blackstone CQP Holding Co. LP (B+/B1) (3M LIBOR + 3.500%)
	5,280,416	3.806	09/30/24	5,042,797
Citadel Securities LP (BBB-/Ba1) (1M LIBOR + 2.750%)
	4,676,472	2.928	02/27/26	4,540,059
DLG Acquisitions Ltd. (NR/NR) (6M EURIBOR + 3.500%)
EUR	1,825,000	3.500	05/15/26	1,955,556
Edelman Financial Center LLC (B/B2) (1M LIBOR + 3.000%)
	$3,627,903	3.180	07/21/25	3,455,577
FinCo I LLC (BB/Baa3) (1M LIBOR + 2.000%)
	1,531,317	2.178	12/27/22	1,473,892
First Eagle Holdings, Inc. (BB/Ba2) (3M LIBOR + 2.500%)
	1,953,307	2.808	02/01/27	1,879,648
Fiserv Investment Solutions, Inc. (B/B2) (3M LIBOR + 4.750%)
	1,200,000	5.136	02/18/27	1,179,000
Franklin Square Holdings LP (BB/Ba1)(d) (1M LIBOR + 2.250%)
	1,913,074	2.438	08/01/25	1,846,116
Jefferies Finance LLC (BB-/Ba2) (1M LIBOR + 3.000%)
	3,976,209	3.188	06/03/26	3,748,810
MHI Holdings LLC (B/B2) (1M LIBOR + 5.000%)
	4,228,750	5.178	09/21/26	4,038,456
VFH Parent LLC (B+/Ba3) (1M LIBOR + 3.000%)
	1,835,639	3.188	03/01/26	1,785,930
Victory Capital Holdings, Inc. (NR/Ba3) (3M LIBOR + 2.500%)
	2,343,865	3.937	07/01/26	2,269,166

				37,808,176

Diversified Manufacturing(c) – 2.1%
AI Aqua Merger Sub, Inc. (B/B2)
(1M LIBOR + 3.250%)
	1,865,217	4.322	12/13/23	1,781,283
(3M LIBOR + 3.250%)
	1,122,101	4.322	12/13/23	1,075,814
AI Plex Acquico GmbH (B-/B3) (6M LIBOR + 5.000%)
	3,684,968	6.779	07/31/26	3,236,618
Apex Tool Group LLC (CCC+/B3) (1M LIBOR + 5.250%)
	3,924,684	6.500	08/01/24	3,500,582
Atkore International, Inc. (BB-/Ba3) (3M LIBOR + 2.750%)
	4,119,211	3.750	12/22/23	4,019,320
Dynacast International LLC (CCC/Caa1) (3M LIBOR + 3.250%)
	5,743,325	4.250	01/28/22	4,652,093

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Diversified Manufacturing(c) – (continued)
Gardner Denver, Inc. (NR/NR) (1M LIBOR + 1.750%)
	$1,503,200	1.928%	03/01/27	$ 1,427,108
Robertshaw US Holding Corp. (CCC-/Caa2) (6M LIBOR + 8.000%)
	4,650,000	9.000	02/28/26	2,511,000
Titan Acquisition Ltd. (B-/B2) (3M LIBOR + 3.000%)
	4,154,738	3.361	03/28/25	3,789,661

				25,993,479

Electrical Utilities – 0.6%
Pacific Gas & Electric Co. (BB-/B1)(b)
	2,600,000	0.000	06/23/25	2,551,250
Pike Corp. (B/B2)(c) (1M LIBOR + 3.250%)
	1,927,402	4.250	07/24/26	1,867,479
Resideo Funding, Inc. (BBB-/Ba2)(c) (3M LIBOR + 2.250%)
	2,627,146	2.560	10/24/25	2,535,196

				6,953,925

Entertainment – 3.2%
Allen Media LLC (BB-/Ba3)(c) (3M LIBOR + 5.500%)
	6,532,592	5.808	02/10/27	6,184,209
Alterra Mountain Co. (B/B1)(c) (1M LIBOR + 2.750%)
	3,500,812	2.928	07/31/24	3,290,764
Alterra Mountain Co. (B/B1)(c) (1M LIBOR + 4.500%)
	1,421,438	5.500	08/01/26	1,393,009
AMC Entertainment Holdings, Inc. (CCC+/Caa2)(c) (6M LIBOR + 3.000%)
	4,008,915	4.080	04/22/26	2,898,967
Amer Sports Oyj (NR/NR)(c) (6M EURIBOR + 4.500%)
EUR	3,225,000	4.500	03/30/26	3,259,834
Banijay Entertainment S.A.S (B/B1)(b)
	$3,650,000	0.000	03/01/25	3,449,250
CityCenter Holdings LLC (B+/B2)(c) (1M LIBOR + 2.250%)
	3,557,232	3.000	04/18/24	3,227,299
Crown Finance US, Inc. (CCC+/B3)(c)
(3M LIBOR + 2.250%)
	3,105,869	3.322	02/28/25	2,325,023
(6M LIBOR + 2.500%)
	1,091,750	3.572	09/30/26	803,342
PCI Gaming Authority (BB+/Ba3)(c) (1M LIBOR + 2.500%)
	4,918,308	2.678	05/29/26	4,672,392
Playtika Holding Corp. (B+/B1)(c) (3M LIBOR + 6.000%)
	2,461,875	7.072	12/10/24	2,455,720
UFC Holdings LLC (B/B2)(c) (6M LIBOR + 3.250%)
	2,564,550	4.250	04/29/26	2,444,863

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Entertainment – (continued)
Vue International Bidco PLC (B-/B2)(c) (3M EURIBOR + 4.250%)
EUR	3,136,096	4.250%	07/03/26	$ 3,019,133
World Triathlon Corp. (B-/WR)(c) (1M LIBOR + 4.250%)
	$1,311,197	5.250	08/15/26	1,278,417

				40,702,222

Environmental(c) – 1.2%
Core & Main LP (B/B2) (3M LIBOR + 2.750%)
	4,061,529	3.750	08/01/24	3,859,711
EnergySolutions LLC (B-/B3) (3M LIBOR + 3.750%)
	4,500,444	4.750	05/09/25	4,132,893
FTS International, Inc. (CCC-/Ca) (1M LIBOR + 4.750%)
	2,067,585	5.750	04/16/21	1,424,049
GFL Environmental, Inc. (BB-/Ba3) (3M LIBOR + 3.000%)
	4,076,333	4.000	05/30/25	3,954,899
Innovative Water Care Global Corp. (CCC+/Caa1) (3M LIBOR + 5.000%)
	2,888,438	6.000	02/27/26	2,112,170

				15,483,722

Food & Beverages – 2.4%
BellRing Brands LLC (B+/B2)(b)
	1,258,861	0.000	10/21/24	1,250,212
CHG PPC Parent LLC (B-/B2)(c) (1M LIBOR + 2.750%)
	4,375,549	2.928	03/31/25	4,156,772
Chobani LLC (B-/B1)(c) (1M LIBOR + 3.500%)
	3,546,067	4.500	10/10/23	3,402,026
Froneri International Ltd. (B+/B1)(c)
(1M LIBOR + 2.250%)
	7,200,000	2.428	01/29/27	6,754,536
(6M EURIBOR + 2.625%)
EUR	2,000,000	2.625	01/29/27	2,161,052
Shearer’s Foods, Inc. (CCC/Caa2)(c) (3M LIBOR + 6.750%)
	$2,390,889	7.750	06/30/22	2,343,071
Sigma Bidco B.V. (NR/NR)(c) (3M LIBOR + 3.000%)
	5,447,854	4.451	07/02/25	5,206,568
Sunshine Investments B.V. (B+/B1)(c)
(3M EURIBOR + 3.250%)
EUR	525,000	3.250	03/28/25	570,131
(3M LIBOR + 3.250%)
	$4,519,746	3.674	03/28/25	4,384,154

				30,228,522

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Gaming(c) – 1.7%
Caesars Entertainment Operating Co., Inc. (BB-/WR) (1M LIBOR + 2.000%)
	$1,868,710	2.178%	10/07/24	$ 1,858,787
Caesars Resort Collection LLC (B+/B1) (1M LIBOR + 2.750%)
	8,952,123	2.928	12/23/24	7,936,594
Eldorado Resorts LLC (BB-/WR) (3M LIBOR + 2.250%)
	1,248,352	3.250	04/17/24	1,238,215
Mohegan Tribal Gaming Authority (CCC+/Caa1)
(1M LIBOR + 4.125%)
	969,532	4.299	10/13/21	814,407
(3M LIBOR + 4.375%)
	1,358,928	5.375	10/13/23	1,109,565
Scientific Games International, Inc. (B+/B1) (6M LIBOR + 2.750%)
	8,143,933	3.612	08/14/24	7,182,948
The Stars Group Holdings B.V. (BBB-/Ba1) (3M LIBOR + 3.500%)
	1,485,841	3.808	07/10/25	1,475,381

				21,615,897

Health Care – Pharmaceuticals(c) – 1.8%
Amedes Holding AG (B/B2) (3M EURIBOR + 3.500%)
EUR	3,010,720	3.500	05/30/26	3,233,711
Bausch Health Cos., Inc. (BB/Ba2) (1M LIBOR + 2.750%)
	$2,316,918	2.940	11/27/25	2,236,150
Endo Luxembourg Finance Co. I S.a r.l. (B+/B2) (1M LIBOR + 4.250%)
	5,082,056	5.000	04/29/24	4,789,838
Grifols Worldwide Operations USA, Inc. (BB+/Ba2) (1 Week LIBOR + 2.000%)
	4,924,143	2.109	11/15/27	4,732,742
Sunshine Luxembourg VII S.a r.l. (B-/B2) (6M LIBOR + 4.250%)
	4,526,128	5.322	10/01/26	4,324,353
Valeant Pharmaceuticals International, Inc. (BB/Ba2) (1M LIBOR + 3.750%)
	2,817,777	4.540	10/20/18	2,734,315

				22,051,109

Health Care – Services – 5.4%
Air Medical Group Holdings, Inc. (B/B1)(c) (3M LIBOR + 4.250%)
	3,034,439	5.250	03/14/25	2,894,096
Air Methods Corp. (B/B3)(c) (3M LIBOR + 3.500%)
	1,860,195	4.500	04/22/24	1,524,969
American Renal Holdings, Inc. (B-/B3)(c) (1M LIBOR + 5.000%)
	3,894,292	5.178	06/21/24	3,650,899

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Health Care – Services – (continued)
Athenahealth, Inc. (B/B2)(c) (3M LIBOR + 4.500%)
	$4,454,119	4.818%	02/11/26	$ 4,305,663
Change Healthcare Holdings LLC (B+/B1)(c) (3M LIBOR + 2.500%)
	2,848,057	3.500	03/01/24	2,729,777
Envision Healthcare Corp. (CCC/Caa1)(c) (1M LIBOR + 3.750%)
	7,366,075	3.928	10/10/25	4,806,364
ExamWorks Group, Inc. (B/B1)(b)
	2,593,282	0.000	07/27/23	2,528,450
Gentiva Health Services, Inc. (B/B1)(c) (1M LIBOR + 3.250%)
	2,992,500	3.438	07/02/25	2,891,503
Jaguar Holding Company II (B+/Ba2)(c) (1M LIBOR + 2.500%)
	2,792,651	3.500	08/18/22	2,755,118
MPH Acquisition Holdings LLC (B+/B1)(c) (3M LIBOR + 2.750%)
	3,982,295	3.750	06/07/23	3,778,203
RegionalCare Hospital Partners Holdings, Inc. (B/B1)(c) (1M LIBOR + 3.750%)
	4,320,833	3.928	11/17/25	4,039,417
Rodenstock GmbH (NR/NR)(c) (3M EURIBOR + 5.250%)
EUR	3,200,000	4.884	06/05/26	3,354,787
Sedgwick Claims Management Services, Inc. (B/B2)(c) (1M LIBOR + 3.250%)
	$6,142,321	3.428	12/31/25	5,784,776
Sotera Health Holdings LLC (B/B2)(c) (1M LIBOR + 4.500%)
	5,278,259	5.500	12/11/26	5,145,194
Team Health Holdings, Inc. (B-/Caa1)(c) (1M LIBOR + 2.750%)
	8,239,669	3.750	02/06/24	6,277,639
U.S. Renal Care, Inc. (B-/B2)(c) (1M LIBOR + 5.000%)
	4,858,586	5.178	06/26/26	4,663,562
Verscend Holding Corp. (B+/B3)(c) (1M LIBOR + 4.500%)
	4,581,743	4.678	08/27/25	4,417,946
WP CityMD Bidco LLC (B-/B2)(c) (3M LIBOR + 4.500%)
	1,442,750	5.950	08/13/26	1,418,627

				66,966,990

Home Construction(c) – 0.5%
Builders FirstSource, Inc. (BB+/B1) (3M LIBOR + 3.000%)
	2,030,405	4.000	02/29/24	1,951,301
Gyp Holdings III Corp. (BB-/B2) (1M LIBOR + 2.750%)
	2,937,579	2.928	06/01/25	2,831,092
MI Windows and Doors LLC (BB-/B2) (3M LIBOR + 5.500%)
	1,761,587	6.500	11/06/26	1,682,315

				6,464,708

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Insurance(c) – 1.6%
Acrisure LLC (B/B2) (1M LIBOR + 3.500%)
$3,491,250	3.678%	02/15/27	$ 3,290,503
Alliant Holdings Intermediate LLC (B/B2) (1M LIBOR + 3.250%)
3,985,792	3.440	05/09/25	3,791,484
AssuredPartners, Inc. (B/B2) (1M LIBOR + 3.500%)
3,354,290	3.678	02/12/27	3,200,966
HUB International Ltd. (B/B2) (2M LIBOR + 3.000%)
5,179,479	4.020	04/25/25	4,916,206
Sedgwick Claims Management Services, Inc. (B/B2) (1M LIBOR + 4.250%)
550,000	5.250	09/03/26	532,581
USI, Inc. (B/B2) (3M LIBOR + 3.000%)
5,034,364	3.308	05/16/24	4,767,543

			20,499,283

Machinery(c) – 0.3%
Shape Technologies Group, Inc. (CCC+/Caa2) (3M LIBOR + 3.000%)
2,884,078	4.043	04/21/25	2,220,740
Star US Bidco LLC (B-/B3) (1M LIBOR + 4.250%)
1,500,000	5.250	03/17/27	1,357,500

			3,578,240

Media(c) – 0.1%
Meredith Corp. (BB-/Ba3) (3M LIBOR + 2.500%)
1,893,413	3.260	01/31/25	1,744,306

Media – Broadcasting & Radio(c) – 2.7%
Ascend Learning LLC (B/Ba3) (1M LIBOR + 3.000%)
3,427,954	4.000	07/12/24	3,254,431
Cumulus Media New Holdings, Inc. (B/B2) (6M LIBOR + 3.750%)
3,639,084	4.058	03/31/26	3,384,348
Diamond Sports Group LLC (BB-/Ba3) (3M LIBOR + 3.250%)
8,758,813	3.430	08/24/26	7,105,587
Digital Room Holdings, Inc. (B-/B2) (6M LIBOR + 5.000%)
4,974,750	6.072	05/21/26	3,911,397
Metro-Goldwyn-Mayer, Inc. (B-/B3) (1M LIBOR + 4.500%)
1,050,000	5.500	07/03/26	1,002,750
Metro-Goldwyn-Mayer, Inc. (BB/Ba3) (1M LIBOR + 2.500%)
2,221,734	2.680	07/03/25	2,138,419
Nexstar Broadcasting, Inc. (BB/Ba3)
(1M LIBOR + 2.250%)
2,554,387	2.434	01/17/24	2,423,474
(1M LIBOR + 2.750%)
2,473,610	2.923	09/18/26	2,347,728

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Media – Broadcasting & Radio(c) – (continued)
Renaissance Holding Corp. (B-/B2) (3M LIBOR + 3.250%)
$2,801,478	4.010%	05/30/25	$ 2,690,343
Renaissance Holding Corp. (CCC/Caa2) (3M LIBOR + 7.000%)
2,525,000	7.760	05/29/26	2,300,275
The E.W. Scripps Co. (BB-/Ba3) (1M LIBOR + 2.000%)
1,554,343	2.178	10/02/24	1,453,963
WMG Acquisition Corp. (BB/Ba3) (1M LIBOR + 2.125%)
1,837,047	2.303	11/01/23	1,782,450

			33,795,165

Media – Cable(c) – 2.8%
Altice Financing SA (B/B2)
(1M LIBOR + 2.750%)
1,974,555	2.935	07/15/25	1,863,901
(1M LIBOR + 2.750%)
4,049,440	2.930	01/31/26	3,813,236
Altice France SA (B/B2) (1M LIBOR + 3.688%)
3,025,852	3.872	01/31/26	2,894,863
Cogeco Communications, Inc. (BB/B1) (1M LIBOR + 2.000%)
3,271,577	2.178	01/03/25	3,121,509
CSC Holdings LLC (BB/Ba3) (1M LIBOR + 2.250%)
3,932,725	2.435	07/17/25	3,711,509
ION Media Networks, Inc. (BB-/B1) (3M LIBOR + 3.000%)
2,538,513	3.813	12/18/24	2,391,280
Numericable Group SA (B/B2) (1M LIBOR + 2.750%)
4,725,341	2.928	07/31/25	4,465,258
Univision Communications Inc. (B/B2) (3M LIBOR + 3.750%)
4,007,806	4.750	03/13/26	3,733,271
Virgin Media Bristol LLC (BB-/Ba3) (1M LIBOR + 2.500%)
4,858,080	2.685	01/31/28	4,628,536
Ziggo Financing Partnership B.V. (B+/B1) (1M LIBOR + 2.500%)
4,500,000	2.685	04/30/28	4,236,570

			34,859,933

Media – Non Cable – 3.8%
Cambium Learning Group, Inc. (B/B2)(c) (3M LIBOR + 4.500%)
3,967,249	4.808	12/18/25	3,755,675
Clear Channel Outdoor Holdings, Inc. (B/B1)(c)(3M LIBOR + 3.500%)
5,458,750	4.260	08/21/26	4,934,710
Entercom Media Corp. (BB-/Ba3)(c) (1M LIBOR + 2.500%)
2,800,484	2.684	11/18/24	2,609,127
Getty Images, Inc. (B-/B2)(c) (1M LIBOR + 4.500%)
5,579,193	4.688	02/19/26	4,937,586

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Bank Loans(a) – (continued)
Media – Non Cable – (continued)
Hubbard Radio LLC (B/B2)(c) (3M LIBOR + 3.500%)
	$3,790,378	4.500%		03/28/25	$ 3,373,436
iHeartCommunications, Inc. (B+/B1)(c) (1M LIBOR + 3.000%)
	930,348	3.178		05/01/26	855,148
Lions Gate Capital Holdings LLC (B+/Ba2)(c) (1M LIBOR + 2.250%)
	3,246,010	2.428		03/24/25	3,061,409
McGraw-Hill Global Education Holdings LLC (B/B2)(c) (3M LIBOR + 4.000%)
	6,901,988	5.000		05/04/22	5,804,572
Meredith Corporation (BB-/Ba3)(c) (1M LIBOR + 2.500%)
	4,125,000	4.992		01/31/25	3,929,062
Mission Broadcasting, Inc. (BB/Ba3)(c) (1M LIBOR + 2.250%)
	657,138	2.423		01/17/24	623,460
NEP/NCP Holdco, Inc. (B/Caa2)(c) (3M LIBOR + 3.250%)
	4,011,976	3.428		10/20/25	3,274,214
NEP/NCP Holdco, Inc. (CCC/Ca)(c) (1M LIBOR + 7.000%)
	4,575,000	7.178		10/19/26	3,339,750
Nielsen Finance LLC (NR/NR)(c)
	725,000	4.046		10/04/23	716,844
(1M EURIBOR + 3.750%)
EUR	275,000	3.750		06/05/25	305,968
Terrier Media Buyer, Inc. (B+/B1)
	$1,000,000	0.000	(b)	12/17/26	950,000
(3M LIBOR + 4.250%)
	4,776,000	4.428	(c)	12/17/26	4,545,176

					47,016,137

Metals & Mining(c) – 0.8%
Anvil International LLC (B-/B3) (3M LIBOR + 5.000%)
	3,970,000	6.080		05/28/26	3,494,831
Covia Holdings Corp. (D/WR) (3M LIBOR + 4.000%)
	2,764,301	5.387		06/01/25	1,549,750
Crosby US Acquisition Corp. (B-/B2) (1M LIBOR + 4.750%)
	3,878,830	4.940		06/26/26	3,562,046
U.S. Silica Co. (CCC+/Caa1)(1M LIBOR + 4.000%)
	2,298,390	5.000		05/01/25	1,629,398

					10,236,025

Packaging(c) – 3.8%
Berlin Packaging LLC (B-/B3) (3M LIBOR + 3.000%)
	4,984,747	3.310		11/07/25	4,710,586
Berry Global, Inc. (BBB-/Ba2) (3M LIBOR + 2.500%)
	1,994,962	4.215		07/01/26	1,902,695

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Packaging(c) – (continued)
BWAY Holding Co. (B/B3) (3M LIBOR + 3.250%)
	$9,694,321	4.561%	04/03/24	$ 8,680,489
Canister International Group, Inc. (B/B2) (1M LIBOR + 4.750%)
	1,296,750	4.928	12/21/26	1,244,880
Charter NEX US, Inc. (B/B2)
(1M LIBOR + 3.250%)
	2,250,261	3.428	05/16/24	2,147,874
(1M LIBOR + 2.750%)
	2,497,720	3.750	05/16/24	2,384,973
Consolidated Container Co. LLC (B+/B2) (1M LIBOR + 2.750%)
	3,980,127	3.750	05/22/24	3,871,908
Flex Acquisition Co., Inc. (B/B2)
(3M LIBOR + 3.000%)
	1,170,262	4.433	12/29/23	1,115,716
(3M LIBOR + 3.250%)
	3,246,110	4.683	06/29/25	3,051,343
LABL, Inc. (B/B2)
(1M LIBOR + 4.500%)
	1,110,644	4.678	07/01/26	1,063,098
(1M EURIBOR + 5.000%)
EUR	3,050,000	5.000	07/01/26	3,343,851
Pro Mach Group, Inc. (B-/B2) (1M LIBOR + 2.750%)
	$4,747,042	2.930	03/07/25	4,425,145
Reynolds Consumer Products, Inc (BB+/Ba1) (1M LIBOR + 1.750%)
	2,992,500	1.928	02/04/27	2,878,665
Reynolds Group Holdings, Inc. (B+/B1) (1M LIBOR + 2.750%)
	2,935,158	2.928	02/05/23	2,796,912
Trident TPI Holdings, Inc. (B-/B2) (1M LIBOR + 3.000%)
	3,958,340	4.072	10/17/24	3,770,318

				47,388,453

Paper(c) – 0.3%
Altium Packaging LLC (B+/B2) (1M LIBOR + 3.000%)
	742,519	3.178	06/14/26	714,214
Pregis TopCo Corp. (B/B2) (1M LIBOR + 4.000%)
	3,655,066	4.178	07/31/26	3,516,466

				4,230,680

Pipelines – 2.4%
BCP Raptor LLC (B-/B3)(c)
(3M LIBOR + 4.250%)
	6,389,671	5.250	06/24/24	4,568,615
(1M LIBOR + 4.750%)
	4,098,550	4.928	11/03/25	2,643,565
Buckeye Partners LP (BBB-/Ba1)(c) (1M LIBOR + 2.750%)
	1,446,375	2.923	11/01/26	1,383,458

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Pipelines – (continued)
Centurion Pipeline Co. LLC (BB+/B1)(c) (1M LIBOR + 3.250%)
$2,857,647	3.428%	09/29/25	$ 2,713,335
Illuminate Buyer LLC (B+/B1)(b)
2,600,000	0.000	06/16/27	2,557,100
Lower Cadence Holdings LLC (B-/B2)(c) (1M LIBOR + 4.000%)
2,227,500	4.184	05/22/26	1,971,337
Moda Ingleside Energy Center LLC (BB+/B1)(c) (1M LIBOR + 3.250%)
1,605,924	3.428	09/29/25	1,556,943
NorthRiver Midstream Finance LP (BB+/Ba3)(c)(3M LIBOR + 3.250%)
3,733,500	4.683	10/01/25	3,516,509
Prairie ECI Acquiror LP (B/B2)(c) (1M LIBOR + 4.750%)
3,079,942	4.928	03/11/26	2,786,701
Traverse Midstream Partners LLC (B/B3)(c) (1M LIBOR + 4.000%)
3,204,523	5.000	09/27/24	2,655,749
Waterbridge Midstream Operating LLC (B-/B3)(c) (6M LIBOR + 5.750%)
4,162,016	6.750	06/22/26	3,386,841

			29,740,153

Real Estate Investment Trust(c) – 0.8%
Brookfield Property REIT, Inc. (BB+/B1) (1M LIBOR + 2.500%)
4,860,672	2.678	08/27/25	4,056,619
Forest City Enterprises LP (B+/B2)(d) (1M LIBOR + 3.500%)
2,842,785	3.678	12/08/25	2,658,004
Realogy Group LLC (BB-/Ba3) (3M LIBOR + 2.250%)
3,026,718	3.000	02/08/25	2,777,498

			9,492,121

Restaurants – 0.5%
1011778 B.C. Unlimited Liability Co. (BB+/Ba2)(c) (1M LIBOR + 1.750%)
4,861,592	1.928	11/19/26	4,599,066
Caesars Resort Collection LLC (B+/B1)(b)
1,700,000	0.000	07/21/25	1,594,821

			6,193,887

Retailers – 2.2%
Academy Ltd. (CCC+/Caa1)(c) (1M LIBOR + 4.000%)
4,729,968	5.000	07/01/22	3,778,062
Bass Pro Group LLC (B/B1)(c) (1M LIBOR + 5.000%)
5,010,660	5.178	09/25/24	4,808,430
Dealer Tire LLC (B-/B1)(c) (1M LIBOR + 4.250%)
3,356,778	4.428	12/12/25	3,200,117

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Retailers – (continued)
EG America LLC (B-/B2)(c) (3M LIBOR + 4.000%)
$5,301,325	5.072%	02/07/25	$ 4,965,592
Neiman Marcus Group Ltd. LLC (NR/WR)(e)
2,832,737	0.000	10/25/23	716,682
OEConnection LLC (B-/B2)(c) (3M LIBOR + 4.000%)
2,946,350	5.450	09/25/26	2,769,569
Shutterfly, Inc. (B-/B2)(c) (3M LIBOR + 6.000%)
2,308,065	6.308	09/25/26	2,104,470
Staples, Inc. (B/B1)(c) (3M LIBOR + 5.000%)
5,390,956	5.687	04/16/26	4,622,745

			26,965,667

Services Cyclical – Business Services(c) – 0.8%
EVO Payments International LLC (B/B2) (1M LIBOR + 3.250%)
2,733,264	3.440	12/22/23	2,654,683
Shift4 Payments LLC (B/B2) (3M LIBOR + 4.500%)
3,203,472	5.500	11/29/24	3,107,368
Travelport Finance (Luxembourg) S.a.r.l. (CCC/Caa2)(3M LIBOR + 5.000%)
5,825,341	6.072	05/29/26	3,809,656

			9,571,707

Services Cyclical – Consumer Services(c) – 1.7%
Asurion LLC (B/B3) (1M LIBOR + 6.500%)
1,884,000	6.678	08/04/25	1,869,870
Asurion LLC (B+/Ba3) (1M LIBOR + 3.000%)
6,114,789	3.178	11/03/23	5,905,847
KUEHG Corp. (CCC+/B3) (3M LIBOR + 3.750%)
5,804,105	4.750	02/21/25	4,894,079
USIC Holdings, Inc. (B-/B2) (1M LIBOR + 3.250%)
2,764,312	4.250	12/08/23	2,629,552
USS Ultimate Holdings, Inc. (B-/B2) (3M LIBOR + 3.750%)
2,498,708	4.750	08/25/24	2,341,464
Weight Watchers International, Inc. (BB/Ba2) (1M LIBOR + 4.750%)
3,408,585	5.500	11/29/24	3,338,300

			20,979,112

Technology – Hardware(c) – 0.5%
CommScope, Inc. (B+/Ba3) (1M LIBOR + 3.250%)
3,240,961	3.428	04/06/26	3,062,708
ON Semiconductor Corp. (BB/Baa3) (1M LIBOR + 2.000%)
2,654,938	2.178	09/19/26	2,542,103

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(a) – (continued)
Technology – Hardware(c) – (continued)
Xperi Corp. (BB-/Ba3) (3M LIBOR + 4.000%)
$1,100,000	4.173%		06/01/25	$ 1,042,250

				6,647,061

Technology – Software – 2.2%
Avast Software B.V. (BB/Ba2)(c) (3M LIBOR + 2.250%)
969,930	3.250		09/29/23	951,075
Camelot U.S. Acquisition 1 Co. (B/B2)(c) (1M LIBOR + 3.000%)
2,543,609	3.178		10/30/26	2,459,365
Castle US Holding Corp. (B-/B2)(c) (1M LIBOR + 3.750%)
4,889,792	4.058		01/29/27	4,449,710
CCC Information Services, Inc. (B-/B3)(c) (1M LIBOR + 3.000%)
1,346,530	4.000		04/29/24	1,298,835
Cornerstone OnDemand, Inc. (B/B1)(c) (2M LIBOR + 4.250%)
2,175,000	5.348		04/22/27	2,138,308
Dynatrace LLC (B/B1)(c) (1M LIBOR + 2.250%)
2,700,000	2.428		08/22/25	2,614,491
Informatica LLC (B-/B1)(c) (1M LIBOR + 3.250%)
2,423,925	3.428		02/25/27	2,314,848
The Ultimate Software Group, Inc. (B/B1)(b)
600,000	0.000		05/04/26	591,846
The Ultimate Software Group, Inc. (CCC/Caa1)(b)
50,000	0.000		05/03/27	50,750
Tibco Software, Inc. (B+/B2)(c) (1M LIBOR + 3.750%)
3,217,492	3.930		06/30/26	3,032,486
Uber Technologies (B/B1)
(1M LIBOR + 3.500%)
1,721,820	3.678	(c)	07/13/23	1,635,729
1,645,802	0.000	(b)	04/04/25	1,575,114
VS Buyer LLC (B-/B1)(c) (1M LIBOR + 3.250%)
2,443,875	3.428		02/28/27	2,352,230
Zelis Healthcare Corp. (B/B2)(c) (1M LIBOR + 4.750%)
2,693,233	4.928		09/30/26	2,636,002

				28,100,789

Technology – Software/Services – 12.5%
Almonde, Inc. (CCC+/B2)(c) (3M LIBOR + 3.500%)
2,961,705	4.500		06/13/24	2,582,074
Almonde, Inc. (CCC-/Caa2)(c) (6M LIBOR + 7.250%)
1,625,000	8.250		06/13/25	1,399,304
AppLovin Corp. (B+/B1)(c)
(1M LIBOR + 3.500%)
3,699,854	3.678		08/15/25	3,582,679

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Technology – Software/Services – (continued)
(3M LIBOR + 4.000%)
$867,825	4.178%	08/15/25	$ 848,299
Banff Merger Sub, Inc. (B-/B2)(c) (1M LIBOR + 4.250%)
3,783,776	4.428	10/02/25	3,570,938
Bracket Intermediate Holding Corp. (B-/B2)(c) (3M LIBOR + 4.250%)
3,023,060	5.701	09/05/25	2,796,331
Cardtronics USA, Inc. (BB+/Ba2)(b)
850,000	0.000	06/25/27	833,000
Ceridian HCM Holding, Inc. (B+/B2)(c) (1 Week LIBOR + 2.500%)
3,902,295	2.609	04/30/25	3,724,273
ConvergeOne Holdings, Inc. (B-/B2)(c) (1M LIBOR + 5.000%)
2,391,779	5.178	01/04/26	2,002,254
Datto, Inc. (B/B2)(c) (1M LIBOR + 4.250%)
5,185,714	4.428	04/02/26	5,030,143
DCert Buyer, Inc. (B-/B2)(c) (1M LIBOR + 4.000%)
3,216,938	4.178	10/16/26	3,100,324
Electronics for Imaging, Inc. (CCC+/B3)(c)(d) (1M LIBOR + 5.000%)
1,865,625	5.178	07/23/26	1,455,188
Ellie Mae, Inc. (B/B2)(c) (3M LIBOR + 3.750%)
2,192,828	4.058	04/17/26	2,119,368
Emerald TopCo, Inc. (B/B2)(c) (3M LIBOR + 3.500%)
3,493,949	4.260	07/24/26	3,380,396
Eta Australia Holdings III Pty Ltd. (B-/B3)(c) (1M LIBOR + 4.000%)
5,098,500	4.178	05/06/26	4,839,343
Genuine Financial Holdings LLC (B-/B3)(c) (1M LIBOR + 3.750%)
5,438,022	3.928	07/12/25	4,856,153
Genuine Financial Holdings LLC (CCC/Caa3)(c) (1M LIBOR + 7.250%)
4,300,000	7.428	07/10/26	3,196,319
Huskies Parent, Inc. (B-/B2)(c) (1M LIBOR + 4.000%)
2,885,500	4.178	07/31/26	2,813,362
Hyland Software, Inc. (B-/B1)(c) (1M LIBOR + 3.250%)
2,545,520	4.000	07/01/24	2,467,958
Hyland Software, Inc. (CCC/Caa1)(c) (1M LIBOR + 7.000%)
1,950,000	7.750	07/07/25	1,917,493
Ion Trading Technologies S.a.r.l. (B/B3)(c) (3M LIBOR + 4.000%)
4,291,031	5.072	11/21/24	4,107,118
MA FinanceCo. LLC (BB-/B1)(c) (1M LIBOR + 2.500%)
411,089	2.678	06/21/24	382,313
Marcel LUX IV S.a.r.l. (B/B2)(c) (1M LIBOR + 3.250%)
6,095,319	3.428	03/15/26	5,760,076
McAfee LLC (B/B2)(c) (1M LIBOR + 3.750%)
3,083,527	3.934	09/30/24	2,995,307

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Technology – Software/Services – (continued)
McAfee LLC (B-/Caa1)(c) (1M LIBOR + 8.500%)
$2,800,000	9.500%	09/29/25	$ 2,780,400
MH Sub I LLC (B/B2)(c) (6M LIBOR + 3.500%)
4,877,598	4.822	09/13/24	4,685,274
Microchip Technology, Inc. (BB+/Baa3)(c) (1M LIBOR + 2.000%)
1,500,000	4.080	05/29/25	1,444,215
Mitchell International, Inc. (NR/NR)(c) (1M LIBOR + 7.250%)
1,100,000	7.428	12/01/25	973,500
Mitchell International, Inc. (B-/B2)(c) (1M LIBOR + 3.250%)
2,913,994	3.428	11/29/24	2,711,850
Omnitracs, Inc. (B/B2)(c) (3M LIBOR + 2.750%)
4,173,853	3.047	03/21/25	3,914,030
Pitney Bowes Inc. (NR/Ba1)(c) (1M LIBOR + 5.500%)
2,073,750	5.680	01/07/25	1,725,360
Presidio, Inc. (B/B1)(c) (3M LIBOR + 3.500%)
2,000,000	4.270	01/22/27	1,923,340
Project Boost Purchaser LLC (B-/B2)(c) (1M LIBOR + 3.500%)
5,161,000	3.678	06/01/26	4,883,596
QBS Parent, Inc. (B/B3)(c) (3M LIBOR + 4.250%)
4,826,500	4.558	09/22/25	4,102,525
Quest Software US Holdings Inc. (B+/B2)(c) (3M LIBOR + 4.250%)
2,542,732	5.010	05/16/25	2,434,666
Refinitiv US Holdings Inc. (B/B2)(c) (1M LIBOR + 3.250%)
5,732,038	3.428	10/01/25	5,593,036
Rocket Software, Inc. (B-/B2)(c) (1M LIBOR + 4.250%)
2,282,222	4.428	11/28/25	2,182,055
Seattle SpinCo, Inc. (BB-/B1)(c) (1M LIBOR + 2.500%)
2,776,186	2.678	06/21/24	2,581,853
Severin Acquisition LLC (B-/B2)(c) (1M LIBOR + 3.250%)
5,060,210	3.425	08/01/25	4,845,151
Sirius Computer Solutions, Inc. (B/Ba3)(c) (1M LIBOR + 3.500%)
2,725,921	3.678	07/01/26	2,637,329
Syncsort, Inc. (B-/B2)(c) (3M LIBOR + 6.000%)
5,248,625	7.000	08/16/24	5,075,840
The Dun & Bradstreet Corp. (B+/B1)(c) (1M LIBOR + 4.000%)
5,710,688	4.184	02/06/26	5,553,644
The Ultimate Software Group, Inc. (B/B1)(c) (1M LIBOR + 3.750%)
4,912,875	3.928	05/04/26	4,751,536
TriTech Software Systems (B-/Caa1)(c) (1M LIBOR + 3.750%)
8,470,080	3.928	08/29/25	7,393,702

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Technology – Software/Services – (continued)
TTM Technologies, Inc. (BB+/Ba3)(c) (1M LIBOR + 2.500%)
$2,891,547	2.673%	09/28/24	$ 2,790,343
Ultra Clean Holdings, Inc. (B+/B1)(c) (1M LIBOR + 4.500%)
2,992,199	4.678	08/27/25	2,902,433
Upland Software, Inc. (B/B2)(c) (1M LIBOR + 3.750%)
4,391,812	3.928	08/06/26	4,216,140
Vertafore, Inc. (B-/B2)(c) (1M LIBOR + 3.250%)
3,210,190	3.434	07/02/25	3,019,601
Vertafore, Inc. (CCC/Caa2)(c)(1M LIBOR + 7.250%)
2,125,000	7.434	07/02/26	2,084,774

			156,966,206

Telecommunication Services(c) – 3.5%
Buzz Merger Sub Ltd. (B+/B1)(1M LIBOR + 2.750%)
2,618,438	2.928	01/29/27	2,516,973
CenturyLink, Inc. (BBB-/Ba3) (1M LIBOR + 2.250%)
6,442,184	2.428	03/15/27	6,059,260
Connect Finco S.a.r.l. (B+/B1) (1M LIBOR + 4.500%)
4,339,125	5.500	12/11/26	4,070,663
Imperva, Inc. (B-/B2) (3M LIBOR + 4.000%)
5,358,201	5.000	01/12/26	5,082,254
Intelsat Jackson Holdings SA (NR/NR) (3M LIBOR + 5.500%)
320,721	6.500	07/14/21	324,933
MH Sub I LLC (B/B2) (3M LIBOR + 3.750%)
700,000	4.058	09/13/24	673,750
MLN US Holding Co. LLC (B-/B3) (1M LIBOR + 4.500%)
3,339,472	4.678	11/30/25	2,715,425
Project Alpha Intermediate Holding, Inc. (B/B3) (3M LIBOR + 3.500%)
5,119,331	5.380	04/26/24	4,906,009
Rackspace Hosting, Inc. (B+/B1) (3M LIBOR + 3.000%)
1,745,501	4.000	11/03/23	1,660,408
Vivid Seats Ltd. (B-/B3) (6M LIBOR + 3.500%)
7,403,897	4.572	06/30/24	6,182,254
Web.com Group, Inc. (B+/B2) (1M LIBOR + 3.750%)
5,425,000	3.940	10/10/25	5,117,565
Zayo Group Holdings, Inc. (B/B1)
4,139,625	3.178	03/09/27	3,919,894

			43,229,388

Textiles(c) – 0.4%
Kontoor Brands, Inc. (B+/Ba2) (1M LIBOR + 4.250%)
1,709,667	4.430	05/15/26	1,615,635

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Textiles(c) – (continued)
Renfro Corp. (NR/NR) (1M LIBOR + 5.500%)
$703,297	8.129%	03/31/21	$ 659,716
Renfro Corp. (D/Caa3)(d) (3M LIBOR + 5.500%)
6,892,401	6.750	03/31/21	2,395,109

			4,670,460

Transportation Services(c) – 0.6%
Hornblower Sub LLC (CCC+/B3) (3M LIBOR + 4.500%)
3,957,781	5.500	04/27/25	3,146,436
XPO Logistics, Inc. (BBB-/Baa3) (1M LIBOR + 2.500%)
3,975,000	2.694	02/24/25	3,878,130

			7,024,566

Utilities – Electric(c) – 0.9%
Calpine Corp. (BB/Ba2)
(1M LIBOR + 2.250%)
1,307,699	2.430	01/15/24	1,259,928
(1M LIBOR + 2.000%)
1,240,625	2.178	08/12/26	1,191,000
LMBE-MC Holdco II LLC (BB-/Ba3) (3M LIBOR + 4.000%)
5,236,355	4.310	12/03/25	5,092,355
Lonestar II Generation Holdings LLC (B+/Ba3)
(3M LIBOR + 5.000%)
3,335,391	5.760	04/20/26	3,231,160
(3M LIBOR + 5.000%)
404,463	5.760	04/20/26	391,823

			11,166,266

Wireless Telecommunications(c) – 0.8%
Digicel International Finance Ltd. (NR/Caa1) (6M LIBOR + 3.250%)
5,840,792	4.250	05/28/24	4,885,823
Intelsat Jackson Holdings Ltd. (NR/WR) (6M LIBOR + 8.625%)
3,375,000	8.625	01/02/24	3,368,149
Telesat Canada (BB-/Ba3) (1M LIBOR + 2.750%)
2,012,506	2.930	12/07/26	1,930,335

			10,184,307

Wirelines Telecommunications(c) – 1.2%
Consolidated Communications, Inc. (B+/B1) (1M LIBOR + 3.000%)
3,324,845	4.000	10/04/23	3,147,996
GTT Communications, Inc. (CCC+/B2) (1M LIBOR + 2.750%)
2,817,498	2.930	05/31/25	2,065,001
Level 3 Financing, Inc. (BBB-/Ba1) (1M LIBOR + 1.750%)
3,823,623	1.928	03/01/27	3,609,232

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Wirelines Telecommunications(c) – (continued)
Zacapa LLC (B-/B2) (3M LIBOR + 4.500%)
$6,443,893	4.808%	07/02/25	$ 6,202,247

			15,024,476

TOTAL BANK LOANS (Cost $1,224,308,315)			$1,129,297,821

Corporate Obligations – 5.5%
Aerospace & Defense(f) – 0.1%
Howmet Aerospace, Inc. (BBB-/Ba3)
$531,000	6.875%	05/01/25	$ 576,767
TransDigm, Inc. (B+/Ba3)(g)
319,000	8.000	12/15/25	334,551

			911,318

Airlines(f) – 0.3%
Delta Air Lines, Inc. (BB-/Baa3)
2,079,000	7.375	01/15/26	2,011,433
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. (NR/Baa3)(g)
1,585,000	6.500	06/20/27	1,586,981

			3,598,414

Automotive(f) – 0.7%
Allison Transmission, Inc. (NR/Ba3)(g)
1,300,000	5.000	10/01/24	1,303,250
Dana, Inc. (BB-/B2)
945,000	5.625	06/15/28	937,912
Ford Motor Co. (BB+/Ba2)
2,019,000	9.000	04/22/25	2,182,969
Ford Motor Credit Co. LLC (BB+/Ba2)
2,650,000	4.140	02/15/23	2,593,364
650,000	4.687	06/09/25	633,297
Navistar International Corp. (B/B2)(g)
705,000	9.500	05/01/25	756,113
The Goodyear Tire & Rubber Co. (B+/B2)
710,000	5.125	11/15/23	678,050

			9,084,955

Building Materials(f)(g) – 0.2%
JELD-WEN, Inc. (BB+/Ba2)
2,870,000	6.250	05/15/25	2,995,562

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Capital Goods(f)(g) – 0.1%
Vertical US New Co., Inc. (B/B1)
	$700,000	5.250%	07/15/27	$ 700,000

Chemicals(f)(g) – 0.2%
Illuminate Buyer LLC/Illuminate Holdings IV, Inc. (B-/Caa1)
	553,000	9.000	07/01/28	577,194
Tronox, Inc. (B+/Ba3)
	2,000,000	6.500	05/01/25	1,997,500

				2,574,694

Commercial Services(c)(f)(g) – 0.0%
Verisure Holding AB (B/B1)(3M EURIBOR + 5.000%)
EUR	260,000	5.000	04/15/25	294,680

Computers(f)(g) – 0.1%
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. (B/B1)
	$1,540,000	5.750	06/01/25	1,578,500

Electrical(f) – 0.3%
PG&E Corp. (BB-/B1)
	4,165,000	5.000	07/01/28	4,138,969

Electrical Components & Equipment(f)(g) – 0.4%
Energizer Holdings, Inc. (B+/B2)
	375,000	6.375	07/15/26	386,250
	1,850,000	4.750	06/15/28	1,808,375
Wesco Distribution, Inc. (BB-/B2)
	2,108,000	7.125	06/15/25	2,213,400

				4,408,025

Entertainment(f)(g) – 0.1%
Colt Merger Sub, Inc. (B/B1)
	1,785,000	6.250	07/01/25	1,793,925

Food & Drug Retailing(f) – 0.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC (BB-/B2)
	1,215,000	6.625	06/15/24	1,245,375
US Foods, Inc. (BB/B3)(g)
	1,019,000	6.250	04/15/25	1,036,833

				2,282,208

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Food Service(f)(g) – 0.0%
Aramark Services, Inc. (BB-/B1)
$400,000	6.375%		05/01/25	$ 412,500

Healthcare Providers & Services(f) – 0.5%
Acadia Healthcare Co., Inc. (B-/Caa1)
1,935,000	6.500		03/01/24	1,968,862
LifePoint Health, Inc. (B/B1)(g)
2,450,000	6.750		04/15/25	2,523,500
Tenet Healthcare Corp. (BB-/B1)(g)
1,900,000	7.500		04/01/25	2,014,000

				6,506,362

Internet(f)(g) – 0.3%
Match Group, Inc. (BB/Ba3)
1,797,000	4.625		06/01/28	1,814,970
Uber Technologies, Inc. (CCC+/B3)
1,780,000	7.500		05/15/25	1,791,125

				3,606,095

Leisure Time(f)(g) – 0.0%
Sabre GLBL, Inc. (B+/Ba3)
416,000	9.250		04/15/25	437,840

Lodging – 0.4%
Hilton Domestic Operating Co., Inc. (BB/Ba2)(f)
2,000,000	4.250		09/01/24	1,935,000
225,000	5.375	(g)	05/01/25	225,562
526,000	5.750	(g)	05/01/28	532,575
MGM Resorts International (BB-/Ba3)
1,875,000	7.750		03/15/22	1,905,469

				4,598,606

Machinery-Diversified(f)(g) – 0.1%
Clark Equipment Co. (BB+/Ba3)
899,000	5.875		06/01/25	919,228

Media – 0.3%
DISH DBS Corp. (B-/B2)
1,425,000	5.875		07/15/22	1,451,719
iHeartCommunications, Inc. (B+/B1)(f)
1,393,436	6.375		05/01/26	1,391,695

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
Univision Communications, Inc. (B/B2)(f)(g)
$1,500,000	6.625	06/01/27	$ 1,425,000

			4,268,414

Oil Field Services(f) – 0.4%
Exterran Energy Solutions LP/EES Finance Corp. (B+/B1)
5,800,000	8.125	05/01/25	4,785,000
Noble Holding International Ltd. (D/Caa3)
1,008,000	7.750	01/15/24	15,120

			4,800,120

Packaging(f)(g) – 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (BB/B1)
1,800,000	5.250	04/30/25	1,847,250

Pharmaceuticals(f)(g) – 0.2%
Herbalife Nutrition Ltd./HLF Financing, Inc. (BB-/B1)
2,017,000	7.875	09/01/25	2,082,553

Real Estate(f)(g) – 0.1%
Realogy Group LLC/Realogy Co.-Issuer Corp. (CCC+/B3)
717,000	7.625	06/15/25	717,000

Real Estate Investment Trust(f) – 0.0%
Service Properties Trust (BB+/Baa3)
455,000	7.500	09/15/25	478,972

Restaurants(f)(g) – 0.0%
Yum! Brands, Inc. (B+/B1)
141,000	7.750	04/01/25	152,104

Retailing(f)(g) – 0.3%
1011778 BC ULC/New Red Finance, Inc. (BB+/Ba2)
637,000	5.750	04/15/25	668,850
PetSmart, Inc. (CCC+/Caa2)
1,875,000	8.875	06/01/25	1,875,000
Staples, Inc. (B/B1)
1,375,000	7.500	04/15/26	1,079,375

			3,623,225

TOTAL CORPORATE OBLIGATIONS (Cost $70,577,775)			$ 68,811,519

Principal Amount		Interest Rate	Maturity Date	Value

Asset-Backed Securities(c)(g) – 0.8%
Collateralized Loan Obligations – 0.8%
Golub Capital Partners 48 LP Series 2020-48A, Class D (BBB-/NR) (3M USD LIBOR + 3.800%)
	$5,400,000	4.672%	04/17/33	$ 5,151,562
ICG US CLO LLC Series 2015-2RA, Class C (NR/Baa3)(3M USD LIBOR + 3.500%)
	2,100,000	5.213	01/16/33	1,784,212
Race Point VIII CLO Ltd. Series 2013-8A, Class DR2 (BBB/NR)(3M USD LIBOR + 3.500%)
	3,235,000	3.877	02/20/30	3,023,551

TOTAL ASSET-BACKED SECURITIES (Cost $10,715,997)				$ 9,959,325

Shares		Description		Value

Common Stocks – 0.1%
Media – 0.1%
	162,749	Bright Pattern Holding Co.		$ 204,250
	579,399	Clear Channel Outdoor Holdings, Inc.(e)		602,575

TOTAL COMMON STOCKS (Cost $3,684,246)				$ 806,825

Units		Expiration Date		Value

Warrant(e) – 0.0%
Aspect Software, Inc. Class B (NR/NR)(d)
	162,749			$ 40,687
True Religion Warrant (NR/NR)
	2,145	10/27/22		—
True Religion Warrant 2 (NR/NR)
	8,103	10/27/22		—

TOTAL WARRANT (Cost $ — )				$ 40,687

Shares		Description		Value

Exchange Traded Funds – 2.0%
	273,342	Eaton Vance Floating- Rate Income Trust (NR/ NR)		3,116,099
	281,021	Eaton Vance Senior Floating-Rate Trust (NR/ NR)		3,181,158
	289,000	Invesco Senior Loan ETF (NR/NR)		6,170,150
	349,789	Nuveen Floating Rate Income Fund (NR/NR)		2,763,333
	348,796	Nuveen Floating Rate Income Opportunity Fund (NR/NR)		2,738,048
	158,000	SPDR Blackstone/GSO Senior Loan ETF (NR/NR)		6,854,040

TOTAL EXCHANGE TRADED FUNDS (Cost $26,757,878)				$ 24,822,828

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Shares	Dividend Rate	Value

Investment Company(h) – 1.0%
Goldman Sachs Financial Square Government Fund - Institutional Shares
12,938,071	0.155%	$ 12,938,071
(Cost $12,938,071)

TOTAL INVESTMENTS – 99.7% (Cost $1,348,982,282)		$1,246,677,076

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%		3,641,552

NET ASSETS – 100.0%		$1,250,318,628

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on June 30, 2020. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(b)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2020.

(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(e)	Security is currently in default and/or non-income producing.

(f)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(g)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(h)	Represents an affiliated fund.

Currency Abbreviations:
EUR	— Euro
USD	— U.S. Dollar

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
ETF	— Exchange Traded Fund
EURIBOR	— European Interbank Offered Rate
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

UNFUNDED LOAN COMMITMENTS — At June 30, 2020, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following loan agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)

Intelsat Jackson Holdings SA (NR/NR)07/14/2021, due 07/14/21	$320,721	$324,932	$4,211
OEConnection LLC (NR/B2)09/25/2026, due 09/25/26	281,385	264,502	(15,628)

TOTAL			$(11,417)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2020, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	EUR	1,592,271	USD	1,729,782	08/12/20	$60,848
	USD	2,530,329	EUR	2,232,000	08/12/20	20,277

TOTAL						$81,125

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	EUR	69,399	USD	78,182	08/12/20	$(137)
	USD	31,010,701	EUR	28,554,711	08/12/20	(1,101,226)

TOTAL						$(1,101,363)

FUTURES CONTRACTS — At June 30, 2020, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:
2 Year U.S. Treasury Notes	(144)	09/30/20	$(31,799,250)	$(21,804)
5 Year U.S. Treasury Notes	(121)	09/30/20	(15,214,805)	(40,905)
10 Year U.S. Treasury Notes	(81)	09/21/20	(11,272,922)	(42,133)
10 Year U.S. Treasury Bonds	(10)	09/21/20	(1,574,844)	(10,847)

TOTAL FUTURES CONTRACTS				$(115,689)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at June 30, 2020(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.HY Index 34	5.000%	5.148%	06/20/25	$11,543	$(57,286)	$(646,510)	$589,224

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS ON COMMODITY INDICES

Reference Obligation/ Index	Financing Rate Paid by the Fund(a)	Counterparty	Termination Date(b)	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation)*

IBXXLLTR Index	1.000%	Barclays Bank PLC	09/20/20	$ 67	$517,011

(a)	Payments made quarterly.
(b)	The Fund pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).
*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

Abbreviations:
CDX.NA.HY Index 34	— Markit North American High Yield CDX Index 34
IBXXLLTR Index	— Markit iBoxx USD Liquid Leveraged Loans Index
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 86.7%
Aerospace & Defense – 2.2%
Boeing Co.(a)
$1,750,000	5.805%		05/01/50	$ 2,063,425
General Dynamics Corp.(a)
450,000	4.250		04/01/50	581,400
Lockheed Martin Corp.
850,000	4.070		12/15/42	1,090,567
125,000	4.700	(a)	05/15/46	170,579
Northrop Grumman Corp.
1,175,000	4.750		06/01/43	1,524,703
380,000	4.030	(a)	10/15/47	459,348
1,425,000	5.250	(a)	05/01/50	2,054,565
Raytheon Technologies Corp.
2,550,000	4.125	(a)	11/16/28	3,003,568
370,000	5.700		04/15/40	514,748
550,000	4.050	(a)	05/04/47	655,924
450,000	4.625	(a)	11/16/48	582,791
The Boeing Co.(a)
800,000	3.450		11/01/28	801,728
500,000	3.550		03/01/38	437,690
400,000	3.625		03/01/48	350,392

				14,291,428

Agriculture – 0.9%
Altria Group, Inc.(a)
1,325,000	3.800		02/14/24	1,449,974
675,000	2.350		05/06/25	709,654
1,100,000	4.400		02/14/26	1,264,835
Archer-Daniels-Midland Co.(a)
350,000	3.250		03/27/30	396,435
BAT Capital Corp.(a)
620,000	3.222		08/15/24	662,625
200,000	3.557		08/15/27	215,364
175,000	5.282		04/02/50	211,780
Reynolds American, Inc.
700,000	4.850		09/15/23	776,531

				5,687,198

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Airlines(a) – 0.2%
Delta Air Lines, Inc.
$1,300,000	7.375%		01/15/26	$ 1,257,750

Apparel(a) – 0.2%
NIKE, Inc.
825,000	3.250		03/27/40	920,081
275,000	3.375		03/27/50	316,451

				1,236,532

Automotive – 0.9%
Ford Motor Credit Co. LLC
1,475,000	5.875		08/02/21	1,489,617
General Motors Co.
1,475,000	5.400		10/02/23	1,595,582
625,000	6.600	(a)	04/01/36	672,950
125,000	5.950	(a)	04/01/49	130,205
General Motors Financial Co., Inc.(a)
1,425,000	5.650		01/17/29	1,586,994

				5,475,348

Banks – 19.6%
AIB Group PLC(b)
1,975,000	4.750		10/12/23	2,127,746
Banco Santander SA
1,000,000	2.746		05/28/25	1,034,100
1,000,000	4.250		04/11/27	1,105,930
1,000,000	3.306		06/27/29	1,081,490
Bank of America Corp.
1,023,000	4.000		04/01/24	1,134,957
4,850,000	4.200		08/26/24	5,380,978
4,400,000	3.950		04/21/25	4,869,700
(3M USD LIBOR + 0.990%)
275,000	2.496	(a)(c)	02/13/31	287,779
(3M USD LIBOR + 1.040%)
5,363,000	3.419	(a)(c)	12/20/28	5,970,574
(3M USD LIBOR + 1.070%)
2,300,000	3.970	(a)(c)	03/05/29	2,635,823
(3M USD LIBOR + 1.210%)
400,000	3.974	(a)(c)	02/07/30	464,956
(3M USD LIBOR + 1.310%)
1,125,000	4.271	(a)(c)	07/23/29	1,323,742
(3M USD LIBOR + 3.150%)
1,225,000	4.083	(a)(c)	03/20/51	1,519,906

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Barclays PLC(a)(c) (3M USD LIBOR + 1.400%)

$2,425,000	4.610%		02/15/23	$ 2,552,894
BNP Paribas SA(b)
6,800,000	3.500		03/01/23	7,199,500
775,000	3.375		01/09/25	837,992
(5 Year USD Swap + 4.149%)
550,000	6.625	(a)(c)	12/31/99	559,895
BPCE SA(b)
2,775,000	5.700		10/22/23	3,092,599
1,350,000	4.625		09/12/28	1,577,880
CIT Bank NA(a)(c) (SOFR + 1.715%)
650,000	2.969		09/27/25	608,043
CIT Group, Inc.(a)
75,000	4.750		02/16/24	75,750
Citigroup, Inc.
1,800,000	3.875		03/26/25	1,969,218
575,000	3.400		05/01/26	637,796
800,000	4.450		09/29/27	910,440
1,200,000	4.750		05/18/46	1,517,796
(SOFR + 1.422%)
1,050,000	2.976	(a)(c)	11/05/30	1,115,237
(SOFR + 3.914%)
575,000	4.412	(a)(c)	03/31/31	679,179
Credit Agricole SA(a)(b)(c)
(5 Year USD Swap + 4.319%)
1,400,000	6.875		12/31/99	1,449,644
(SOFR + 1.676%)
700,000	1.907		06/16/26	709,128
Credit Agricole SA, Class B
2,350,000	4.375		03/17/25	2,602,578
Credit Suisse AG
1,800,000	6.500	(b)	08/08/23	1,975,356
425,000	2.950		04/09/25	459,480
Credit Suisse Group AG(a)(b)
1,345,000	4.282		01/09/28	1,504,423
(SOFR + 3.730%)
1,625,000	4.194	(c)	04/01/31	1,851,379
Credit Suisse Group Funding Guernsey Ltd.
884,000	4.550		04/17/26	1,016,777
First Horizon National Corp.(a)
825,000	3.550		05/26/23	849,742
1,475,000	4.000		05/26/25	1,529,870

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
HSBC Bank USA NA
$300,000	7.000%		01/15/39	$ 447,375
HSBC Holdings PLC
350,000	4.950		03/31/30	419,594
(3M USD LIBOR + 1.000%)
725,000	1.386	(a)(c)	05/18/24	720,114
(3M USD LIBOR + 1.211%)
1,775,000	3.803	(a)(c)	03/11/25	1,916,805
ING Groep NV(a)(b)(c) (1 Year CMT + 1.100%)
1,400,000	1.400		07/01/26	1,403,892
JPMorgan Chase & Co.
3,950,000	3.875		09/10/24	4,373,361
2,353,000	3.625	(a)	12/01/27	2,596,394
(3M USD LIBOR + 1.000%)
1,125,000	4.023	(a)(c)	12/05/24	1,239,469
(3M USD LIBOR + 1.245%)
1,300,000	3.960	(a)(c)	01/29/27	1,479,140
(3M USD LIBOR + 1.360%)
600,000	3.882	(a)(c)	07/24/38	708,738
(3M USD LIBOR + 3.800%)
2,375,000	4.487	(a)(c)	12/29/49	2,234,970
(SOFR + 2.515%)
525,000	2.956	(a)(c)	05/13/31	556,374
(SOFR + 3.125%)
2,225,000	4.600	(a)(c)	12/31/99	1,983,031
(SOFR + 3.790%)
275,000	4.493	(a)(c)	03/24/31	335,266
Macquarie Group Ltd.(a)(b)(c) (3M USD LIBOR + 1.372%)
700,000	3.763		11/28/28	751,513
Mitsubishi UFJ Financial Group, Inc.
1,275,000	3.751		07/18/39	1,447,520
Morgan Stanley, Inc.
1,300,000	4.875		11/01/22	1,413,737
3,000,000	3.950		04/23/27	3,361,800
500,000	4.300		01/27/45	627,760
(3M USD LIBOR + 1.455%)
770,000	3.971	(a)(c)	07/22/38	916,362
(3M USD LIBOR + 1.628%)
3,550,000	4.431	(a)(c)	01/23/30	4,228,298
(SOFR + 1.152%)
1,075,000	2.720	(a)(c)	07/22/25	1,136,469
(SOFR + 3.120%)
925,000	3.622	(a)(c)	04/01/31	1,058,015
(SOFR + 4.840%)
1,075,000	5.597	(a)(c)	03/24/51	1,622,143
Royal Bank of Scotland Group PLC
700,000	6.100		06/10/23	771,476
2,001,000	3.875		09/12/23	2,159,199
(3M USD LIBOR + 1.480%)
1,008,000	3.498	(a)(c)	05/15/23	1,046,989

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Royal Bank of Scotland Group PLC – (continued)
(3M USD LIBOR + 1.550%)
$1,475,000	4.519	%(a)(c)	06/25/24	$ 1,602,558
(3M USD LIBOR + 1.762%)
700,000	4.269	(a)(c)	03/22/25	760,991
(5 Year CMT + 2.100%)
925,000	3.754	(a)(c)	11/01/29	958,531
Santander Holdings USA, Inc.(a)
1,275,000	4.500		07/17/25	1,381,692
Santander UK PLC
1,475,000	2.875		06/18/24	1,571,568
State Street Corp.(a)(b)(c)(SOFR + 2.650%)
75,000	3.152		03/30/31	84,332
Sumitomo Mitsui Financial Group, Inc.
1,075,000	2.784		07/12/22	1,119,075
Truist Bank(a)
1,100,000	2.250		03/11/30	1,110,714
UniCredit SpA(a)(b)(c) (5 Year USD ICE Swap + 4.750%)
700,000	5.459		06/30/35	705,964
Wells Fargo & Co.
1,325,000	3.000		02/19/25	1,428,005
700,000	4.300		07/22/27	800,562
850,000	3.900		05/01/45	994,696
(3M USD LIBOR + 1.170%)
1,200,000	3.196	(a)(c)	06/17/27	1,298,808
(3M USD LIBOR + 4.240%)
250,000	5.013	(a)(c)	04/04/51	344,445
(SOFR + 2.000%)
1,175,000	2.188	(a)(c)	04/30/26	1,213,963
Wells Fargo Bank NA
799,000	5.950		08/26/36	1,100,966
Westpac Banking Corp.(a)(c)
(5 Year CMT + 2.000%)
625,000	4.110		07/24/34	689,775
(5 Year USD ICE Swap + 2.236%)
625,000	4.322		11/23/31	693,531

				125,036,257

Beverages – 4.9%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.(a)
2,550,000	4.700		02/01/36	2,983,066
4,600,000	4.900		02/01/46	5,579,616
Anheuser-Busch InBev Worldwide, Inc.
2,625,000	4.750	(a)	01/23/29	3,169,162
175,000	5.450	(a)	01/23/39	220,799
325,000	4.950		01/15/42	391,999

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Beverages – (continued)
Anheuser-Busch InBev Worldwide, Inc. – (continued)
$250,000	4.600	%(a)	04/15/48	$ 291,993
2,725,000	5.550	(a)	01/23/49	3,643,597
475,000	4.600	(a)	06/01/60	566,514
Bacardi Ltd.(a)(b)
1,075,000	4.500		01/15/21	1,084,352
1,000,000	5.300		05/15/48	1,241,180
Constellation Brands, Inc.(a)
3,800,000	4.400		11/15/25	4,387,214
350,000	3.700		12/06/26	392,228
600,000	4.500		05/09/47	712,152
Keurig Dr Pepper, Inc.(a)
3,275,000	4.057		05/25/23	3,565,165
1,725,000	4.597		05/25/28	2,068,292
500,000	4.500		11/15/45	604,380
175,000	5.085		05/25/48	232,523
200,000	3.800		05/01/50	228,242
PepsiCo., Inc.(a)
100,000	3.625		03/19/50	121,222

				31,483,696

Biotechnology(a) – 0.2%
Amgen, Inc.
800,000	4.400		05/01/45	996,992

Building Materials(a)(b) – 1.2%
Carrier Global Corp.
2,975,000	2.493		02/15/27	3,027,063
4,775,000	2.722		02/15/30	4,783,881

				7,810,944

Chemicals – 1.5%
Air Products and Chemicals, Inc.(a)
300,000	2.050		05/15/30	314,901
200,000	2.800		05/15/50	211,732
Bluestar Finance Holdings Ltd.(a)(c) (-1x Year CMT + 6.651%)
200,000	3.875		12/31/99	199,250
Celanese US Holdings LLC(a)
600,000	3.500		05/08/24	634,398

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Chemicals – (continued)
DuPont de Nemours, Inc.(a)
$1,175,000	4.493%		11/15/25	$ 1,351,203
925,000	4.725		11/15/28	1,112,183
125,000	5.319		11/15/38	158,099
Huntsman International LLC(a)
1,600,000	4.500		05/01/29	1,682,651
Sasol Financing International Ltd.
200,000	4.500		11/14/22	180,540
Sasol Financing USA LLC(a)
200,000	5.875		03/27/24	179,500
Syngenta Finance NV(b)
970,000	3.933		04/23/21	975,927
The Sherwin-Williams Co.(a)
2,050,000	3.125		06/01/24	2,206,743
475,000	4.000		12/15/42	515,503

				9,722,630

Commercial Services(a) – 1.3%
CoStar Group, Inc.(b)
1,150,000	2.800		07/15/30	1,179,017
Global Payments, Inc.
1,225,000	2.650		02/15/25	1,300,913
IHS Markit Ltd.
900,000	3.625		05/01/24	963,918
2,000,000	4.000	(b)	03/01/26	2,211,340
PayPal Holdings, Inc.
1,375,000	2.850		10/01/29	1,503,851
750,000	3.250		06/01/50	820,185

				7,979,224

Computers – 3.6%
Amdocs Ltd.(a)
1,675,000	2.538		06/15/30	1,657,798
Apple, Inc.
1,652,000	3.850		05/04/43	2,047,538
Dell International LLC/EMC Corp.(a)(b)
4,950,000	5.450		06/15/23	5,416,290
4,025,000	6.020		06/15/26	4,604,801
125,000	8.100		07/15/36	161,775
75,000	8.350		07/15/46	99,503

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Computers – (continued)
Hewlett Packard Enterprise Co.(a)
$1,300,000	4.450%		10/02/23	$ 1,420,783
700,000	4.650		10/01/24	785,855
5,299,000	4.900		10/15/25	6,108,316
355,000	6.350		10/15/45	434,176

				22,736,835

Diversified Financial Services – 2.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust(a)
875,000	3.950		02/01/22	873,696
1,275,000	4.875		01/16/24	1,262,288
835,000	6.500		07/15/25	873,844
Air Lease Corp.
850,000	2.250		01/15/23	839,095
2,150,000	3.375	(a)	07/01/25	2,148,043
2,000,000	3.750	(a)	06/01/26	2,017,860
Ally Financial, Inc.
825,000	4.125		02/13/22	845,625
American Express Co.(a)(c) (3M USD LIBOR + 3.285%)
527,000	3.598		12/29/49	449,926
Avolon Holdings Funding Ltd.(a)(b)
750,000	3.950		07/01/24	656,903
Avolon Holdings Funding, Ltd.(a)(b)
900,000	3.250		02/15/27	737,433
GE Capital International Funding Co.
1,750,000	3.373		11/15/25	1,832,267
1,450,000	4.418		11/15/35	1,470,402
Huarong Finance 2019 Co. Ltd.
200,000	3.750		05/29/24	205,625
Huarong Finance II Co. Ltd.
200,000	5.500		01/16/25	219,493
200,000	5.000		11/19/25	217,750
Intercontinental Exchange, Inc.(a)
725,000	3.000		06/15/50	751,318
Nasdaq, Inc.(a)
175,000	3.250		04/28/50	183,020

				15,584,588

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electrical – 5.0%
AEP Transmission Co. LLC(a)
$175,000	3.650%		04/01/50	$ 202,806
Ameren Corp.(a)
350,000	3.500		01/15/31	392,263
American Electric Power Co., Inc.(a)
350,000	2.300		03/01/30	357,347
Arizona Public Service Co.(a)
275,000	3.750		05/15/46	312,969
Avangrid, Inc.(a)
650,000	3.200		04/15/25	710,262
Berkshire Hathaway Energy Co.
725,000	3.250	(a)	04/15/28	820,142
450,000	3.700	(a)(b)	07/15/30	526,428
1,767,000	6.125		04/01/36	2,546,512
475,000	4.250	(a)(b)	10/15/50	597,816
CMS Energy Corp.(a)
500,000	4.875		03/01/44	651,635
Dominion Energy, Inc.(a)
1,225,000	3.900		10/01/25	1,383,196
650,000	3.375		04/01/30	720,128
Duke Energy Corp.(a)
400,000	4.800		12/15/45	520,532
Entergy Corp.(a)
875,000	2.950		09/01/26	963,830
Exelon Corp.(a)
1,125,000	3.497		06/01/22	1,174,331
400,000	4.450		04/15/46	485,700
125,000	4.700		04/15/50	159,695
FirstEnergy Corp.(a)
525,000	2.050		03/01/25	543,611
875,000	2.650		03/01/30	915,197
Florida Power & Light Co.(a)
325,000	3.950		03/01/48	408,769
NRG Energy, Inc.(a)(b)
1,635,000	4.450		06/15/29	1,732,397
Ohio Power Co.(a)
450,000	2.600		04/01/30	482,693

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pacific Gas and Electric Co.(a)
$675,000	2.100%		08/01/27	$ 666,650
1,625,000	2.500		02/01/31	1,588,730
375,000	3.300		08/01/40	365,363
825,000	3.500		08/01/50	797,527
Progress Energy, Inc.
1,000,000	7.000		10/30/31	1,386,380
Public Service Electric & Gas Co.(a)
1,525,000	3.950		05/01/42	1,838,082
Puget Sound Energy, Inc.(a)
325,000	4.223		06/15/48	409,588
Sempra Energy(a)
570,000	3.400		02/01/28	626,601
1,125,000	3.800		02/01/38	1,221,109
(5 Year CMT + 4.550%)
565,000	4.875	(c)	12/31/99	564,621
Southern California Edison Co.(a)
500,000	4.200		03/01/29	578,090
275,000	4.050		03/15/42	313,940
805,000	4.125		03/01/48	939,540
25,000	4.875		03/01/49	32,258
The Southern Co.(a)
1,800,000	3.250		07/01/26	2,001,456
Vistra Operations Co. LLC(a)(b)
2,050,000	4.300		07/15/29	2,159,675

				32,097,869

Electronics(a) – 0.3%
PerkinElmer, Inc.
1,200,000	3.300		09/15/29	1,285,356
Roper Technologies, Inc.
800,000	3.800		12/15/26	912,040

				2,197,396

Engineering & Construction(a) – 0.1%
Mexico City Airport Trust
240,000	3.875	(b)	04/30/28	218,700
200,000	5.500		07/31/47	176,300
220,000	5.500	(b)	07/31/47	193,930

				588,930

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Food & Drug Retailing(a) – 0.3%
Grupo Bimbo SAB de CV
$1,070,000	4.700%	11/10/47	$ 1,172,653
Sysco Corp.
150,000	6.600	04/01/40	202,896
600,000	6.600	04/01/50	828,936

			2,204,485

Gas(a) – 0.3%
NiSource, Inc.
825,000	3.650	06/15/23	891,140
225,000	3.600	05/01/30	257,067
Piedmont Natural Gas Co., Inc.
325,000	3.350	06/01/50	357,084
The East Ohio Gas Co.(b)
400,000	2.000	06/15/30	399,860

			1,905,151

Healthcare Providers & Services – 1.1%
Centene Corp.(a)
1,250,000	4.250	12/15/27	1,289,125
CommonSpirit Health
$150,000	4.350	11/01/42	155,254
DENTSPLY SIRONA, Inc.(a)
450,000	3.250	06/01/30	471,861
DH Europe Finance II S.a.r.l.(a)
1,775,000	2.600	11/15/29	1,887,819
Stryker Corp.(a)
2,025,000	1.950	06/15/30	2,036,137
Thermo Fisher Scientific, Inc.(a)
250,000	4.497	03/25/30	308,075
Zimmer Biomet Holdings, Inc.(a)
1,025,000	3.550	03/20/30	1,105,432

			7,253,703

Home Furnishings(a) – 0.1%
Whirlpool Corp.
550,000	4.600	05/15/50	624,943

Household Products(a) – 0.0%
Kimberly-Clark Corp.
150,000	3.100	03/26/30	170,829

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Insurance – 2.4%
American International Group, Inc.
$1,850,000	3.900	%(a)	04/01/26	$ 2,086,522
325,000	4.200	(a)	04/01/28	368,651
1,775,000	3.400	(a)	06/30/30	1,922,254
700,000	6.250		05/01/36	941,773
598,000	4.500	(a)	07/16/44	687,281
375,000	4.800	(a)	07/10/45	452,981
Arch Capital Finance LLC(a)
400,000	4.011		12/15/26	452,764
323,000	5.031		12/15/46	417,797
Arch Capital Group Ltd.
845,000	7.350		05/01/34	1,273,415
Great-West Lifeco Finance 2018 LP(a)(b)
425,000	4.047		05/17/28	481,670
Marsh & McLennan Cos., Inc.(a)
1,500,000	4.375		03/15/29	1,801,410
MetLife, Inc.
475,000	4.721		12/15/44	598,567
New York Life Insurance Co.(a)(b)
300,000	3.750		05/15/50	338,529
Teachers Insurance & Annuity Association of America(b)
890,000	4.900		09/15/44	1,139,503
The Hartford Financial Services Group, Inc.
200,000	6.625		04/15/42	291,502
The Progressive Corp.(a)
150,000	3.950		03/26/50	189,119
Willis North America, Inc.(a)
400,000	2.950		09/15/29	424,568
XLIT Ltd.
998,000	4.450		03/31/25	1,121,602

				14,989,908

Internet(a) – 0.6%
Amazon.com, Inc.
900,000	4.950		12/05/44	1,277,883
Booking Holdings, Inc.
375,000	4.100		04/13/25	421,099

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Internet(a) – (continued)
Expedia Group, Inc.
$2,000,000	3.250%		02/15/30	$ 1,859,560
Prosus NV(b)
200,000	3.680		01/21/30	209,812

				3,768,354

Iron/Steel(a) – 0.0%
Steel Dynamics, Inc.
195,000	2.400		06/15/25	200,445

Machinery - Construction & Mining(a) – 0.1%
Caterpillar, Inc.
400,000	3.250		04/09/50	447,012

Machinery-Diversified(a) – 0.6%
Deere & Co.
275,000	3.750		04/15/50	337,857
Otis Worldwide Corp.(b)
3,175,000	2.565		02/15/30	3,333,464
325,000	3.112		02/15/40	333,947

				4,005,268

Media – 2.0%
Charter Communications Operating LLC/Charter Communications Operating Capital(a)
3,875,000	4.908		07/23/25	4,440,169
375,000	5.750		04/01/48	465,398
Comcast Corp.
638,000	3.300	(a)	02/01/27	715,632
175,000	3.400	(a)	04/01/30	199,988
150,000	3.250	(a)	11/01/39	165,489
250,000	6.400		03/01/40	379,898
475,000	3.750	(a)	04/01/40	557,322
525,000	3.400	(a)	07/15/46	583,075
1,400,000	4.700	(a)	10/15/48	1,871,674
263,000	3.999	(a)	11/01/49	319,327
Discovery Communications LLC(a)
150,000	5.200		09/20/47	174,195
75,000	5.300		05/15/49	91,412
Fox Corp.(a)
225,000	5.476		01/25/39	300,647

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
The Walt Disney Co.(a)
$350,000	4.625%		03/23/40	$ 437,955
500,000	4.700		03/23/50	653,370
Time Warner Cable LLC(a)
500,000	5.875		11/15/40	616,330
ViacomCBS, Inc.(a)
450,000	5.850		09/01/43	529,699

				12,501,580

Mining – 0.8%
Glencore Finance Canada Ltd.(b)
825,000	4.250		10/25/22	871,266
Glencore Funding LLC(b)
781,000	4.625		04/29/24	854,961
Newcrest Finance Pty Ltd.(a)(b)
375,000	3.250		05/13/30	402,173
Newmont Corp.(a)
1,600,000	2.250		10/01/30	1,619,024
Teck Resources Ltd.(a)(b)
1,225,000	3.900		07/15/30	1,220,749

				4,968,173

Miscellaneous Manufacturing – 0.8%
3M Co.(a)
175,000	3.700		04/15/50	208,037
General Electric Co.
600,000	3.450	(a)	05/15/24	637,740
325,000	3.450	(a)	05/01/27	332,930
500,000	3.625	(a)	05/01/30	499,460
600,000	6.750		03/15/32	730,404
1,069,000	5.875		01/14/38	1,197,750
1,125,000	4.350	(a)	05/01/50	1,113,795
Parker-Hannifin Corp.(a)
270,000	4.000		06/14/49	309,868

				5,029,984

Oil Field Services – 3.7%
BP Capital Markets America, Inc.(a)
450,000	3.410		02/11/26	497,741
950,000	3.119		05/04/26	1,035,956
175,000	4.234		11/06/28	204,143

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
Continental Resources, Inc.(a)
$1,075,000	4.500%		04/15/23	$ 1,026,625
Devon Energy Corp.(a)
3,167,000	5.850		12/15/25	3,511,190
Diamondback Energy, Inc.(a)
1,525,000	4.750		05/31/25	1,631,247
Gazprom PJSC Via Gaz Capital SA
200,000	5.150	(b)	02/11/26	222,000
70,000	8.625	(d)	04/28/34	106,838
110,000	7.288		08/16/37	158,159
Gazprom PJSC Via Gaz Finance PLC(b)
450,000	3.250		02/25/30	447,469
Lukoil International Finance B.V.
1,030,000	4.563		04/24/23	1,094,375
Marathon Petroleum Corp.(a)
725,000	3.625		09/15/24	771,472
1,920,000	3.800		04/01/28	2,035,622
Newfield Exploration Co.
1,750,000	5.625		07/01/24	1,662,517
Occidental Petroleum Corp.(a)
2,075,000	2.900		08/15/24	1,773,855
1,425,000	5.550		03/15/26	1,300,312
425,000	3.500		08/15/29	311,959
325,000	4.400		08/15/49	224,250
Phillips 66
625,000	3.700		04/06/23	669,500
200,000	3.850	(a)	04/09/25	222,048
Shell International Finance BV
225,000	6.375		12/15/38	336,542
Suncor Energy, Inc.
400,000	2.800		05/15/23	417,644
900,000	3.600	(a)	12/01/24	975,924
850,000	3.100	(a)	05/15/25	908,182
Valero Energy Corp.
1,175,000	2.700		04/15/23	1,219,403
650,000	2.850	(a)	04/15/25	685,633

				23,450,606

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pharmaceuticals(a) – 7.1%
AbbVie, Inc.
$1,575,000	3.750%		11/14/23	$ 1,720,577
4,375,000	3.200	(b)	11/21/29	4,800,512
3,025,000	4.050	(b)	11/21/39	3,531,869
75,000	4.875		11/14/48	97,757
4,900,000	4.250	(b)	11/21/49	5,923,757
Bayer US Finance II LLC(b)
1,100,000	3.875		12/15/23	1,204,060
1,475,000	3.375		07/15/24	1,595,655
Becton Dickinson & Co.
3,114,000	3.700		06/06/27	3,477,279
500,000	4.685		12/15/44	614,405
1,450,000	3.794		05/20/50	1,603,599
Bristol-Myers Squibb Co.(b)
1,100,000	4.550		02/20/48	1,485,682
675,000	4.250		10/26/49	888,941
Cigna Corp.
6,900,000	4.125		11/15/25	7,913,403
1,425,000	2.400		03/15/30	1,478,053
650,000	4.900		12/15/48	855,420
CVS Health Corp.
2,675,000	3.875		07/20/25	3,004,185
325,000	4.780		03/25/38	401,801
170,000	5.125		07/20/45	219,337
825,000	4.250		04/01/50	992,401
Takeda Pharmaceutical
1,545,000	2.050		03/31/30	1,543,687
Zoetis, Inc.
1,550,000	2.000		05/15/30	1,584,302
75,000	4.450		08/20/48	96,705

				45,033,387

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – 5.3%
Abu Dhabi Crude Oil Pipeline LLC(b)
$490,000	4.600%		11/02/47	$ 580,803
Energy Transfer Operating LP(a)
650,000	4.650		06/01/21	663,572
1,540,000	5.200		02/01/22	1,613,797
1,575,000	2.900		05/15/25	1,611,209
2,525,000	4.200		04/15/27	2,642,286
456,000	5.150		03/15/45	432,297
450,000	6.250		04/15/49	479,502
Enterprise Products Operating LLC(a)
575,000	4.800		02/01/49	685,998
(3M USD LIBOR + 2.778%)
4,420,000	3.128	(c)	06/01/67	3,447,600
EQM Midstream Partners LP(a)
1,639,000	4.750		07/15/23	1,653,341
425,000	5.500		07/15/28	404,813
Kinder Morgan Energy Partners LP
650,000	6.550		09/15/40	839,657
MPLX LP(a)
400,000	4.500		04/15/38	399,832
400,000	4.700		04/15/48	400,984
520,000	5.500		02/15/49	576,014
Plains All American Pipeline LP/PAA Finance Corp.(a)
400,000	3.650		06/01/22	408,536
2,175,000	3.850		10/15/23	2,258,694
519,000	4.650		10/15/25	554,323
1,275,000	3.800		09/15/30	1,255,684
Sabine Pass Liquefaction LLC(a)
1,875,000	6.250		03/15/22	1,997,569
4,700,000	5.625		03/01/25	5,382,957
475,000	5.000		03/15/27	530,461
Sunoco Logistics Partners Operations LP(a)
550,000	5.950		12/01/25	627,715
150,000	5.400		10/01/47	147,251
The Williams Cos., Inc.
1,630,000	3.600	(a)	03/15/22	1,692,184
150,000	6.300		04/15/40	179,924

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – (continued)
Western Midstream Operating LP(a)
$1,025,000	3.100%		02/01/25	$ 974,877
650,000	4.050		02/01/30	624,000
1,000,000	5.450		04/01/44	830,000

				33,895,880

Real Estate Investment Trust – 3.1%
Alexandria Real Estate Equities, Inc.(a)
500,000	3.800		04/15/26	562,830
500,000	3.375		08/15/31	559,610
475,000	4.000		02/01/50	579,101
American Campus Communities Operating Partnership LP(a)
1,100,000	3.875		01/30/31	1,153,713
American Tower Corp.
1,550,000	5.000		02/15/24	1,767,511
1,400,000	3.375	(a)	05/15/24	1,521,184
1,300,000	4.000	(a)	06/01/25	1,462,539
1,400,000	2.100	(a)	06/15/30	1,401,288
Camden Property Trust(a)
700,000	3.150		07/01/29	776,384
Crown Castle International Corp.(a)
275,000	4.300		02/15/29	318,670
225,000	3.300		07/01/30	247,381
975,000	4.000		11/15/49	1,101,477
575,000	4.150		07/01/50	656,115
Duke Realty LP(a)
925,000	1.750		07/01/30	917,415
Essex Portfolio LP(a)
700,000	3.000		01/15/30	761,397
Kimco Realty Corp.(a)
550,000	3.800		04/01/27	587,263
MPT Operating Partnership LP/MPT Finance Corp.(a)
950,000	4.625		08/01/29	956,678
National Retail Properties, Inc.(a)
700,000	3.600		12/15/26	741,853
Spirit Realty LP(a)
1,675,000	4.000		07/15/29	1,643,979

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Real Estate Investment Trust – (continued)
VEREIT Operating Partnership LP(a)
$350,000	3.400%		01/15/28	$352,380
975,000	3.100		12/15/29	939,793
WP Carey, Inc.(a)
700,000	3.850		07/15/29	726,390

				19,734,951

Retailing – 1.6%
AutoNation, Inc.(a)
1,075,000	4.750		06/01/30	1,166,633
Lowe’s Cos., Inc.(a)
425,000	5.000		04/15/40	550,022
775,000	4.550		04/05/49	980,569
1,100,000	5.125		04/15/50	1,518,319
McDonald’s Corp.(a)
150,000	4.450		09/01/48	185,159
275,000	4.200		04/01/50	332,835
Starbucks Corp.(a)
400,000	3.800		08/15/25	451,540
1,125,000	3.500		11/15/50	1,183,500
The Home Depot, Inc.
400,000	5.875		12/16/36	592,328
500,000	4.875	(a)	02/15/44	682,920
200,000	4.400	(a)	03/15/45	254,320
Walgreens Boots Alliance, Inc.(a)
2,325,000	4.100		04/15/50	2,342,182

				10,240,327

Savings & Loans(a)(b)(c) – 0.1%
Nationwide Building Society(3M USD LIBOR + 1.855%)
750,000	3.960		07/18/30	840,120

Semiconductors – 3.5%
Applied Materials, Inc.(a)
350,000	1.750		06/01/30	356,878
425,000	2.750		06/01/50	433,317
Broadcom Corp./Broadcom Cayman Finance Ltd.(a)
1,775,000	3.625		01/15/24	1,907,592
600,000	3.125		01/15/25	639,570

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Semiconductors – (continued)
Broadcom Corp./Broadcom Cayman Finance Ltd.(a) – (continued)
$5,375,000	3.875%		01/15/27	$5,806,182
64,000	3.500		01/15/28	67,677
Broadcom, Inc.(a)(b)
3,675,000	3.625		10/15/24	3,993,328
1,875,000	4.700		04/15/25	2,111,269
2,075,000	4.250		04/15/26	2,308,645
KLA Corp.(a)
550,000	3.300		03/01/50	568,304
Lam Research Corp.(a)
825,000	1.900		06/15/30	840,791
Microchip Technology, Inc.(b)
1,750,000	2.670		09/01/23	1,800,732
NXP B.V./NXP Funding LLC(b)
450,000	3.875		09/01/22	475,353
NXP B.V./NXP Funding LLC/NXP USA, Inc.(a)(b)
1,125,000	3.400		05/01/30	1,209,308

				22,518,946

Software(a) – 1.2%
Citrix Systems, Inc.
1,275,000	3.300		03/01/30	1,361,776
Fiserv, Inc.
2,100,000	3.200		07/01/26	2,321,193
1,025,000	4.400		07/01/49	1,240,978
Intuit, Inc.
500,000	1.350		07/15/27	501,715
350,000	1.650		07/15/30	349,447
Oracle Corp.
750,000	3.600		04/01/40	847,328
725,000	3.600		04/01/50	811,688

				7,434,125

Telecommunication Services – 6.8%
AT&T, Inc.
2,500,000	4.450	(a)	04/01/24	2,800,900
1,948,000	3.400	(a)	05/15/25	2,137,833
1,724,000	3.600	(a)	07/15/25	1,912,709
195,000	4.125	(a)	02/17/26	221,733

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services – (continued)
AT&T, Inc. – (continued)
$2,950,000	2.300	%(a)	06/01/27	$ 3,054,223
1,300,000	2.750	(a)	06/01/31	1,351,298
550,000	6.150		09/15/34	746,719
175,000	4.900	(a)	08/15/37	209,319
1,450,000	4.850	(a)	03/01/39	1,759,604
300,000	6.000	(a)	08/15/40	401,679
925,000	3.500	(a)	06/01/41	969,048
125,000	4.300	(a)	12/15/42	139,925
275,000	4.850	(a)	07/15/45	328,328
250,000	4.750	(a)	05/15/46	293,630
1,050,000	5.150	(a)	11/15/46	1,290,649
575,000	3.650	(a)	06/01/51	600,565
525,000	3.850	(a)	06/01/60	559,088
British Telecommunications PLC(a)(b)
1,610,000	4.250		11/08/49	1,848,425
Deutsche Telekom International Finance B.V.(a)(b)
575,000	4.375		06/21/28	681,427
T-Mobile USA, Inc.(a)(b)
1,200,000	3.500		04/15/25	1,308,792
775,000	1.500		02/15/26	774,953
2,325,000	3.750		04/15/27	2,570,550
1,225,000	2.050		02/15/28	1,224,730
2,575,000	3.875		04/15/30	2,852,812
Verizon Communications, Inc.
4,581,000	4.329		09/21/28	5,513,783
750,000	3.875	(a)	02/08/29	885,817
2,551,000	4.016	(a)	12/03/29	3,045,792
475,000	3.150	(a)	03/22/30	535,506
375,000	5.250		03/16/37	509,123
295,000	4.125		08/15/46	365,664
400,000	4.862		08/21/46	542,152
846,000	5.012		04/15/49	1,177,505
Vodafone Group PLC
525,000	4.375		05/30/28	623,396

				43,237,677

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Transportation – 0.6%
Burlington Northern Santa Fe LLC
$425,000	6.150%		05/01/37	$ 627,504
825,000	5.750	(a)	05/01/40	1,156,436
CSX Corp.(a)
100,000	3.800		04/15/50	118,785
FedEx Corp.(a)
700,000	4.050		02/15/48	717,724
Union Pacific Corp.(a)
275,000	3.550		08/15/39	307,637
525,000	4.300		03/01/49	670,992

				3,599,078

TOTAL CORPORATE OBLIGATIONS (Cost $513,954,029)				$ 552,238,549

Foreign Debt Obligations – 3.3%
Sovereign – 3.3%
Abu Dhabi Government International Bond
$1,680,000	4.125%		10/11/47	2,047,500
Mexico Government International Bond(a)
2,540,000	3.250		04/16/30	2,518,410
Perusahaan Penerbit SBSN Indonesia III
1,580,000	4.550		03/29/26	1,750,837
Republic of Chile(a)
200,000	3.500		01/25/50	225,250
Republic of Colombia(a)
1,221,000	4.000		02/26/24	1,286,629
350,000	4.500		03/15/29	383,031
690,000	3.000		01/30/30	681,806
200,000	5.200		05/15/49	234,200
Republic Of Colombia(a)
490,000	4.125		05/15/51	493,063
Republic of Indonesia
200,000	3.700	(b)	01/08/22	207,438
387,000	5.875		01/15/24	438,398
1,610,000	4.350		01/08/27	1,789,616

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
Republic of Indonesia – (continued)
	$350,000	4.350	%(b)	01/08/27	$ 389,047
	470,000	6.750		01/15/44	685,119
Republic of Panama(a)
	200,000	3.870		07/23/60	226,875
Republic of Peru(a)
	610,000	2.783		01/23/31	650,718
Republic of Philippines
EUR	340,000	0.000	(e)	02/03/23	373,395
	450,000	0.700		02/03/29	477,926
Republic of Qatar(b)
	$1,800,000	5.103		04/23/48	2,447,437
Republic of Romania(b)
EUR	90,000	2.124		07/16/31	96,249
	70,000	2.000		01/28/32	73,287
	80,000	4.625		04/03/49	102,772
State of Israel(f)
	$200,000	4.500		04/03/20	258,000
United Mexican States
EUR	1,770,000	1.625		04/08/26	1,935,772
	$740,000	3.750		01/11/28	772,375
	250,000	4.500	(a)	01/31/50	257,750

TOTAL FOREIGN DEBT OBLIGATIONS (Cost $19,086,412)					$ 20,802,900

Municipal Debt Obligations – 0.7%
California(a) – 0.1%
California State GO Bonds Build America Taxable Series 2009
	$455,000	7.300%		10/01/39	$ 760,687

Illinois – 0.5%
Illinois State GO Bonds Build America Series 2010(a)
	1,625,000	6.630		02/01/35	1,791,709
Illinois State GO Bonds Taxable-Pension Series 2003
	1,360,000	5.100		06/01/33	1,379,652

					3,171,361

Principal Amount		Interest Rate	Maturity Date	Value

Municipal Debt Obligations – (continued)
New Jersey(a) – 0.1%
New Jersey State Turnpike Authority RB Build America Bonds Taxable Series 2009 F
	$350,000	7.414%	01/01/40	$ 593,135

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $3,797,118)				$ 4,525,183

U.S. Treasury Obligation(g) – 0.2%
United States Treasury Bond
	700,000	3.375%	11/15/48	$ 1,027,797
(Cost $858,721)

Shares		Dividend Rate		Value

Investment Company(h) – 4.5%
Goldman Sachs Financial Square Government Fund - Institutional Shares
	28,769,145	0.155%		$28,769,145
(Cost $28,769,145)

TOTAL INVESTMENTS – 95.4% (Cost $566,465,425)				$607,363,574

OTHER ASSETS IN EXCESS OF LIABILITIES – 4.6%				29,437,964

NET ASSETS – 100.0%				$636,801,538

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2020.

(d)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on June 30, 2020.

(e)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(f)	Actual maturity date is April 03, 2120.

(g)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(h)	Represents an affiliated issuer.

Currency Abbreviations:
CAD	— Canadian Dollar
EUR	— Euro
USD	— U.S. Dollar

Investment Abbreviations:
CDOR	— Canadian Dollar Offered Rate
CMT	— Constant Maturity Treasury Indexes
EURO	— Euro Offered Rate
GO	— General Obligation
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company
RB	— Revenue Bond
SOFR	— Secured Overnight Funding Rate

For information on the mutual funds, please call our toll freeShareholder Services Line at 1-800-526-7384 or visit us on theweb at www.GSAMFUNDS.com.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2020, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

BofA Securities LLC	USD	2,789,013	EUR	2,568,128	08/12/20	$(99,041)

FUTURES CONTRACTS — At June 30, 2020, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Ultra Long U.S. Treasury Bonds	89	09/21/20	$19,415,906	$149,865
2 Year U.S. Treasury Notes	175	09/30/20	38,644,922	6,258
10 Year U.S. Treasury Notes	258	09/21/20	35,906,344	134,545
20 Year U.S. Treasury Bonds	246	09/21/20	43,926,375	428,682

Total				$719,350

Short position contracts:
Eurodollars	(1)	12/14/20	(249,275)	(4,524)
5 Year U.S. Treasury Notes	(352)	09/30/20	(44,261,250)	(85,932)
10 Year U.S. Treasury Bonds	(209)	09/21/20	(32,914,235)	(111,710)

Total				$(202,166)

TOTAL FUTURES CONTRACTS				$517,184

SWAP CONTRACTS — At June 30, 2020, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

6M CDOR(a)	0.840%	06/24/24	CAD	23,220	(b)	$(1,666)	$11,073	$(12,739)
0.000%(c)	3M LIBOR(c)	07/25/24		$10,400		1,190	166	1,024
3M LIBOR(c)	0.500(a)	09/16/25		2,970	(b)	23,346	22,887	459
3M LIBOR(c)	0.980(a)	05/21/30		5,390	(b)	7,855	(7,035)	14,890
1.140(a)	6M CDOR(a)	06/24/30	CAD	4,990	(b)	(1,468)	(5,848)	4,380
0.250(a)	6M EURO(d)	09/16/30	EUR	440	(b)	(20,948)	(19,282)	(1,666)
1.160(c)	3M LIBOR(c)	05/21/35		$5,450	(b)	(1,003)	8,386	(9,389)
0.855(c)	3M LIBOR(c)	04/09/45		2,770	(b)	21,245	100	21,145
3M LIBOR(c)	0.845(a)	04/10/50		2,860	(b)	(16,313)	103	(16,416)

TOTAL						$12,238	$10,550	$1,688

(a)	Payments made semi-annually.
(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2020.
(c)	Payments made quarterly.
(d)	Payments made annually.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund (a)	Credit Spread at June 30, 2020 (b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
CDX.NA.IG Index 33	(1.000)%	0.724%	12/20/24	$75	$(929)	$(392)	$(537)
Protection Sold:
AT&T, Inc., 2.450%, 06/30/20	1.000%	0.955	06/20/24	2,325	4,813	4,300	513
CDX.NA.IG Index 28	1.000	0.841	06/20/22	28,500	97,908	388,507	(290,599)
CDX.NA.IG Index 34	1.000	0.622	06/20/23	18,800	214,766	238,956	(24,190)
CDX.NA.IG Index 34	1.000	0.755	06/20/25	113,150	1,376,733	1,012,097	364,636
General Electric Co. 2.700%, 10/09/22	1.000	1.566	06/20/24	1,175	(25,136)	(15,944)	(9,192)
General Electric Co. 2.700%, 10/09/22	1.000	1.699	12/20/24	550	(16,288)	(7,832)	(8,456)
Prudential Financial, Inc., 3.500%, 05/15/24	1.000	0.434	06/20/24	1,150	26,179	13,641	12,538
Republic of Colombia, 10.375%, 01/28/33	1.000	1.287	06/20/24	1,830	(19,957)	(8,150)	(11,807)
Republic of Indonesia, 5.875%, 03/13/20	1.000	1.074	06/20/24	70	(181)	(126)	(55)
Republic of Peru, 8.750%, 11/21/33	1.000	0.737	06/20/24	550	5,895	7,076	(1,181)
The Boeing Co., 8.750%, 08/15/21	1.000	2.435	06/20/24	1,750	(92,382)	30,160	(122,542)
United Mexican States, 4.150%, 03/28/27	1.000	1.279	06/20/24	640	(6,792)	(7,528)	736

TOTAL					$1,564,629	$1,654,765	$(90,136)

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS ON COMMODITY INDICES

Reference Obligation/Index	Financing Rate Paid by the Fund		Counterparty	Termination Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation)*

IBOXIG Index(a)	(0.000	)%(b)	Credit Suisse International (London)	09/20/20	$30	$72,519

(a)	Payments made quarterly.
(b)	The Fund pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).
*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

WRITTEN OPTIONS CONTRACTS — At June 30, 2020, the Fund had the following written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
1Y IRS	JPMorgan Securities, Inc.	0.490%	05/18/2021	(3,600,000)	$(3,600,000)	$(39,887)	$(36,360)	$(3,527)
1Y IRS	JPMorgan Securities, Inc.	0.480	05/19/2021	(3,700,000)	(3,700,000)	(39,969)	(37,620)	(2,349)
6M IRS	JPMorgan Securities, Inc.	0.410	11/23/2020	(3,300,000)	(3,300,000)	(23,041)	(23,265)	224

				(10,600,000)	$(10,600,000)	$(102,896)	$(97,245)	$(5,652)

Puts
1Y IRS	JPMorgan Securities, Inc.	0.490	05/18/2021	(3,600,000)	(3,600,000)	(25,596)	(36,360)	10,764
1Y IRS	JPMorgan Securities, Inc.	0.480	05/19/2021	(3,700,000)	(3,700,000)	(27,194)	(37,620)	10,426
6M IRS	JPMorgan Securities, Inc.	0.410	11/23/2020	(3,300,000)	(3,300,000)	(14,797)	(23,265)	8,468

				(10,600,000)	$(10,600,000)	$(67,587)	$(97,245)	$29,658

TOTAL				(21,200,000)	$(21,200,000)	$(170,483)	$(194,490)	$24,006

Abbreviations:
CDX.NA.IG Index 28	— CDX North America Investment Grade Index 28
CDX.NA.IG Index 33	— CDX North America Investment Grade Index 32
CDX.NA.IG Index 34	— CDX North America Investment Grade Index 33
IBOXG	— Markit iBoxx $ Liquid Investment Grade Index

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments

June 30, 2020 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – 71.8%
Argentina – 0.2%
Republic of Argentina (CC/Ca)
	$110,000	6.875%		01/26/27	$ 44,055
	40,000	5.875		01/11/28	15,920
	30,000	6.875	(a)	01/11/48	11,578
Republic of Argentina (D/Ca)
	150,000	7.500		04/22/26	60,281

					131,834

Brazil – 2.9%
Brazil Notas do Tesouro Nacional (BB-/NR)
BRL	541,000	10.000		01/01/29	119,697
Brazil Notas do Tesouro Nacional (BB-/Ba2)
	8,473,000	10.000		01/01/25	1,825,730
	1,790,000	10.000		01/01/27	390,876

					2,336,303

Chile – 5.5%
Bonos de la Tesoreria de la Republica en Pesos (NR/NR)
CLP	890,000,000	5.000		03/01/35	1,346,363
Bonos de la Tesoreria de la Republica en Pesos (NR/A1)
	840,000,000	4.500		03/01/26	1,196,743
Republic of Chile (A+/A1)
	1,504,000,000	5.500		08/05/20	1,838,464

					4,381,570

Colombia – 6.1%
Republic of Colombia (NR/NR)
COP	1,283,769,675	3.300		03/17/27	351,684
	2,538,700,000	5.750		11/03/27	681,612
	5,325,500,000	7.000		06/30/32	1,437,006
	1,316,900,000	7.250		10/18/34	362,049
Republic of Colombia (NR/Baa2)(b)
	1,851,000,000	4.375		03/21/23	494,618
Republic of Colombia (BBB/Baa2)
	2,430,900,000	7.500		08/26/26	732,977
	3,130,500,000	6.000		04/28/28	842,553

					4,902,499

Principal Amount		Interest Rate	Maturity Date	Value

Sovereign Debt Obligations – (continued)
Czech Republic – 4.9%
Czech Republic Government Bond (NR/NR)
CZK	33,200,000	1.000%	06/26/26	$ 1,429,982
	43,810,000	0.250	02/10/27	1,794,786
Czech Republic Government Bond (NR/Aa3)
	11,320,000	4.200	12/04/36	696,826

				3,921,594

Dominican Republic – 2.0%
Dominican Republic (NR/NR)
DOP	2,800,000	10.500	04/07/23	46,474
	5,400,000	11.500	05/10/24	92,990
	39,400,000	11.375	07/06/29	635,891
	49,900,000	12.000	03/05/32	836,729

				1,612,084

Egypt(c) – 0.2%
Republic of Egypt (B/B2u)
	$200,000	8.875	05/29/50	197,500

Hungary – 2.9%
Hungary Government Bond (NR/NR)
HUF	105,800,000	2.750	12/22/26	361,144
Hungary Government Bond (NR/Baa3)
	65,720,000	3.000	08/21/30	224,101
Hungary Government Bond (BBB/NR)
	194,960,000	5.500	06/24/25	743,006
	292,160,000	3.000	10/27/27	1,009,845

				2,338,096

Indonesia – 0.5%
Republic of Indonesia (NR/Baa2)
IDR	6,000,000,000	7.000	05/15/27	420,651

Mexico – 8.8%
United Mexican States (NR/Baa1)
MXN	30,974,500	8.000	09/05/24	1,508,919
	4,741,100	5.750	03/05/26	211,286
	1,907,500	8.000	11/07/47	92,269

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Mexico – (continued)
United Mexican States (BBB+/Baa1)
MXN	18,528,500	7.500%		06/03/27	$ 896,659
	37,057,300	8.500		05/31/29	1,903,773
	5,456,000	7.750		05/29/31	267,619
	11,706,100	10.000		11/20/36	685,472
	29,149,400	8.500		11/18/38	1,499,924

					7,065,921

Peru – 3.8%
Republic of Peru (NR/A3)
PEN	963,000	6.714		02/12/55	321,195
Republic of Peru (A-/A3)
	935,000	8.200		08/12/26	340,879
	1,145,000	5.940	(c)	02/12/29	372,265
	18,000	6.950		08/12/31	6,175
	2,960,000	6.150	(c)	08/12/32	952,467
	2,225,000	5.400	(c)	08/12/34	661,517
	246,000	6.900		08/12/37	83,200
	1,050,000	5.350	(c)	08/12/40	296,666

					3,034,364

Philippines – 0.3%
Republic of Philippines (BBB+/Baa2)
PHP	10,000,000	6.250		01/14/36	248,055

Poland – 6.0%
Republic of Poland Government Bond (NR/NR)
PLN	9,170,000	0.750		04/25/25	2,333,537
Republic of Poland Government Bond (A/NR)
	7,010,000	2.750		10/25/29	1,995,378
Republic of Poland Government Bond (A/A2)
	1,660,000	2.750		04/25/28	466,338

					4,795,253

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Romania – 0.4%
Republic of Romania (BBB-/Baa3)
EUR	100,000	3.624	%(c)	05/26/30	$ 121,338
	150,000	2.000	(c)	01/28/32	157,044
	30,000	3.375		01/28/50	32,589

					310,971

Russia – 4.4%
Russian Federation Bond (NR/NR)
RUB	33,630,000	7.650		04/10/30	535,410
	23,220,000	7.250		05/10/34	362,163
	161,060,000	7.700		03/16/39	2,649,962

					3,547,535

Serbia(c) – 0.2%
Republic of Serbia (NR/Ba3)
EUR	100,000	3.125		05/15/27	117,687

South Africa – 9.8%
Republic of South Africa (BB/Ba1)
ZAR	23,310,000	10.500		12/21/26	1,532,922
	20,630,000	8.000		01/31/30	1,095,838
	6,930,000	7.000		02/28/31	328,294
	47,200,000	8.875		02/28/35	2,332,913
	23,010,000	8.500		01/31/37	1,069,800
	2,790,000	6.500		02/28/41	102,183
	25,784,300	8.750		01/31/44	1,170,753
	4,620,000	8.750		02/28/48	209,420

					7,842,123

Thailand – 9.1%
Thailand Government Bond (NR/NR)
THB	8,440,000	3.300		06/17/38	337,958
	1,220,000	3.600		06/17/67	52,441
Thailand Government Bond (NR/Baa1)
	51,746,995	1.250		03/12/28	1,476,904
	79,990,000	3.775		06/25/32	3,216,464
Thailand Government Bond (A-/Baa1)
	58,690,000	3.850		12/12/25	2,192,848

					7,276,615

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Sovereign Debt Obligations – (continued)
Turkey – 3.4%
Republic of Turkey (NR/NR)
TRY	14,040,000	12.200%	01/18/23	$ 2,162,285
	1,610,000	10.600	02/11/26	231,158
	2,080,000	11.000	02/24/27	296,817

				2,690,260

Ukraine(c) – 0.1%
Ukraine Government Bond (B/NR)
EUR	100,000	4.375	01/27/30	96,340

Uruguay – 0.3%
Republic of Uruguay (NR/NR)
UYU	4,225,000	3.875	07/02/40	100,185
Republic of Uruguay (BBB/Baa2)
	4,391,963	4.375	12/15/28	109,435

				209,620

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $60,398,356)				$ 57,476,875

Corporate Obligations – 5.2%
Brazil(b)(d) – 0.2%
Banco do Brasil SA (CCC+/NR)(10 Year CMT + 4.398%)
	$200,000	6.250%	04/15/49	$ 175,400

British Virgin Islands – 0.3%
Huarong Finance II Co. Ltd. (BBB+/Baa1)
	260,000	5.500	01/16/25	285,341

Colombia – 0.3%
Banco de Bogota SA (NR/Ba2)
	200,000	6.250	05/12/26	210,000

Peru(b)(c) – 3.1%
Banco de Credito del Peru (BBB+/Baa1)
PEN	643,000	4.850	10/30/20	182,282
Banco de Credito del Peru (BBB+/NR)
	8,200,000	4.650	09/17/24	2,338,491

				2,520,773

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
South Africa – 0.5%
Eastern & Southern African Trade & Development Bank (NR/Baa3)
	$390,000	4.875%	05/23/24	$ 390,753

Turkey – 0.3%
Yapi ve Kredi Bankasi AS (NR/B2)
	200,000	8.250	10/15/24	207,425

United States(b) – 0.2%
Sasol Financing USA LLC (BB/Ba2)
	200,000	5.875	03/27/24	179,500

Venezuela(a) – 0.3%
Petroleos de Venezuela SA (NR/NR)
	9,280,000	6.000	10/28/22	208,800

TOTAL CORPORATE OBLIGATIONS (Cost $7,342,330)				$ 4,177,992

Structured Notes – 8.1%
United Kingdom(c) – 4.5%
Republic of Indonesia (Issuer Standard Chartered Bank) (NR/NR)
IDR	35,723,000,000	8.750%	05/19/31	$ 2,719,549
	12,570,000,000	7.500	08/19/32	868,945

				3,588,494

United States – 3.6%
Republic of Columbia (Issuer Citibank NA) (NR/NR)
COP	4,226,000,000	11.000	07/25/24	1,380,568
Republic of Indonesia (Issuer JPMorgan Chase Bank NA) (NR/NR)(c)
IDR	15,558,000,000	7.000	05/17/27	1,090,748
	6,568,000,000	7.500	08/19/32	454,036

				2,925,352

TOTAL STRUCTURED NOTES (Cost $7,796,330)				$ 6,513,846

U.S. Treasury Obligations(e) – 0.2%
United States Treasury Notes
	$28,000	2.875%	10/15/21	$ 28,974
	72,000	1.750	09/30/22	74,554
	47,000	2.875	05/31/25	52,919

TOTAL U.S. TREASURY OBLIGATIONS (Cost $150,195)				$ 156,447

Shares		Dividend Rate		Value

Investment Company(f) – 8.2%
Goldman Sachs Financial Square Government Fund – Institutional Shares
	6,588,037	0.155%		$ 6,588,037
(Cost $6,588,037)

TOTAL INVESTMENTS – 93.5% (Cost $82,275,248)				$74,913,197

OTHER ASSETS IN EXCESS OF LIABILITIES – 6.5%				5,175,087

NET ASSETS – 100.0%				$80,088,284

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security is currently in default and/or non-income producing.

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

(b)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(d)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2020.

(e)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(f)	Represents an affiliated issuer.

Security ratings disclosed, if any, are obtained from by Standard & Poor’s /Moody’s Investor Service and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
CNY	— Chinese Yuan Renminbi
COP	— Colombian Peso
CZK	— Czech Koruna
DOP	— Dominican Peso
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PEN	— Peruvian Nuevo Sol
PHP	— Philippine Peso
PLN	— Polish Zloty
RON	— New Romanian Leu
RUB	— Russian Ruble
SEK	— Swedish Krona
THB	— Thai Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
UYU	— Uruguayan Peso
ZAR	— South African Rand

Investment Abbreviations:
CLICP	— Sinacofi Chile Interbank Rate
CMT	— Constant Maturity Treasury Indexes
EURO	— Euro Offered Rate
KLIBOR	— Kuala Lumpur Interbank Offered Rate
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
MIBOR	— Mumbai Interbank Offered Rate
NR	— Not Rated
PLC	— Public Limited Company
PRIBOR	— Prague Interbank Offered Rate
TIIE	— La Tasa de Interbank Equilibrium Interest Rate
WIBOR	— Warsaw Interbank Offered Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2020, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	AUD	1,302,332	USD	894,495	09/16/20	$4,479
	BRL	30,373,738	USD	5,435,414	07/02/20	149,475
	CAD	1,113,541	EUR	726,248	09/16/20	3,015
	CAD	710,237	USD	521,382	09/16/20	1,857
	CHF	316,552	EUR	296,284	09/16/20	1,434
	CHF	466,942	USD	493,206	09/16/20	773
	CNH	38,291,433	USD	5,381,158	09/16/20	11,454
	COP	13,586,201,448	USD	3,487,931	07/06/20	125,415
	EUR	152,828	CAD	233,130	09/16/20	248
	EUR	146,006	CHF	155,186	09/16/20	148
	EUR	142,681	GBP	129,515	09/16/20	23
	EUR	153,770	NOK	1,654,899	09/16/20	1,075
	EUR	419,191	USD	471,221	09/16/20	550
	GBP	271,616	EUR	297,371	09/16/20	2,043
	IDR	36,648,387,699	USD	2,428,764	07/20/20	86,634
	IDR	3,832,475,348	USD	236,777	07/28/20	25,766
	ILS	606,694	USD	174,005	09/16/20	1,505
	INR	26,908,846	USD	352,987	07/15/20	2,569
	KRW	1,058,833,412	USD	876,652	07/15/20	6,000
	KRW	419,802,163	USD	347,645	09/02/20	2,356
	MYR	11,720,886	USD	2,671,123	07/27/20	59,577
	MYR	11,720,886	USD	2,672,950	07/30/20	57,600
	NOK	1,571,329	EUR	144,492	09/16/20	682
	RUB	263,419,894	USD	3,512,607	08/17/20	167,116
	SEK	6,574,930	EUR	622,886	09/16/20	5,257
	SEK	1,555,300	USD	166,364	09/16/20	704
	THB	7,448,106	USD	237,876	09/16/20	3,071
	TRY	1,146,373	USD	156,649	07/13/20	10,132
	TRY	1,974,242	USD	280,550	09/16/20	1,398
	TWD	10,388,592	USD	348,610	07/06/20	5,053
	TWD	10,822,942	USD	363,953	07/20/20	5,517
	USD	196,758	AUD	282,659	09/16/20	1,644
	USD	6,897,832	BRL	35,744,331	07/02/20	325,438
	USD	1,540,580	CAD	2,065,695	09/16/20	18,765
	USD	2,228,990	CLP	1,793,313,188	07/03/20	45,540
	USD	724,144	CLP	587,966,293	08/27/20	7,726
	USD	342,626	CLP	278,349,030	09/16/20	3,358
	USD	1,047,076	COP	3,796,271,673	07/06/20	37,431
	USD	173,846	COP	648,829,683	07/27/20	1,608
	USD	1,149,680	CZK	26,903,771	09/16/20	15,014
	USD	1,608,484	EUR	1,421,143	09/16/20	9,084
	USD	2,773,166	GBP	2,198,478	09/16/20	47,796
	USD	354,258	HUF	108,452,580	09/16/20	10,318
	USD	793,946	IDR	11,366,796,915	07/20/20	13,775
	USD	262,563	ILS	901,579	09/16/20	1,746
	USD	1,387,235	JPY	148,529,381	09/16/20	10,210
	USD	770,806	MXN	17,349,484	09/17/20	23,755
	USD	172,881	NOK	1,646,453	09/16/20	1,776
	USD	3,191,769	PEN	10,906,673	07/21/20	113,374
	USD	642,884	PLN	2,532,958	09/16/20	2,496
	USD	1,758,971	RUB	123,014,097	08/17/20	40,580
	USD	172,826	SEK	1,601,200	09/16/20	827
	USD	178,777	TRY	1,221,652	07/13/20	1,044
	USD	176,373	TRY	1,215,104	07/27/20	321
	USD	173,019	TRY	1,194,471	07/29/20	58
	USD	178,777	TRY	1,248,647	09/16/20	452
	USD	2,163,581	ZAR	36,702,883	09/16/20	65,311

TOTAL						$1,542,373

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	AUD	1,185,355	USD	826,279	09/16/20	$(8,052)
	BRL	7,491,660	USD	1,464,714	07/02/20	(87,206)
	BRL	29,222,167	USD	5,639,003	08/04/20	(274,897)
	CAD	2,126,038	USD	1,582,074	09/16/20	(15,803)
	CHF	1,282,729	USD	1,362,768	09/16/20	(5,767)
	CLP	1,793,313,188	USD	2,266,732	07/03/20	(83,282)
	CLP	1,117,354,549	USD	1,362,129	08/27/20	(668)
	CNH	4,951,349	USD	698,094	09/16/20	(792)
	COP	1,944,754,898	USD	525,727	07/06/20	(8,506)
	CZK	28,788,611	USD	1,224,519	09/16/20	(10,359)
	EUR	236,879	CAD	364,910	09/16/20	(2,241)
	EUR	308,260	CHF	329,892	09/16/20	(2,069)
	EUR	144,068	GBP	131,213	09/16/20	(522)
	EUR	469,678	PLN	2,098,629	09/16/20	(1,991)
	EUR	613,743	SEK	6,457,638	09/16/20	(2,946)
	EUR	5,509,378	USD	6,258,672	09/16/20	(58,250)
	GBP	1,178,725	EUR	1,310,621	09/16/20	(13,792)
	GBP	282,623	USD	354,862	09/16/20	(4,506)
	HUF	288,223,967	USD	942,160	09/16/20	(28,103)
	IDR	10,007,357,772	USD	705,006	07/20/20	(18,142)
	IDR	3,955,857,808	USD	278,562	07/28/20	(7,566)
	ILS	176,132	USD	51,422	09/16/20	(469)
	INR	17,127,624	USD	227,240	07/28/20	(1,180)
	JPY	37,961,093	AUD	519,157	09/16/20	(6,424)
	JPY	18,664,918	GBP	140,118	09/16/20	(655)
	JPY	222,349,510	USD	2,078,710	09/16/20	(17,291)
	MXN	60,850,345	USD	2,733,910	09/17/20	(113,753)
	NOK	1,737,068	EUR	164,319	09/16/20	(4,407)
	NOK	1,647,927	SEK	1,625,795	09/16/20	(3,383)
	NOK	14,833,436	USD	1,594,326	09/16/20	(52,784)
	NZD	156,732	USD	102,320	09/16/20	(1,189)
	PEN	752,622	USD	216,907	07/21/20	(4,480)
	PLN	2,052,310	EUR	461,744	09/16/20	(791)
	PLN	12,285,395	USD	3,134,629	09/16/20	(28,605)
	RON	11,141,859	USD	2,581,824	09/16/20	(6,375)
	RUB	170,059,900	USD	2,444,078	08/17/20	(68,503)
	SEK	4,659,619	USD	503,250	09/16/20	(2,719)
	TRY	2,505,080	USD	361,042	09/16/20	(3,284)
	USD	517,396	AUD	759,244	09/16/20	(6,697)
	USD	379,650	BRL	2,121,066	07/02/20	(10,355)
	USD	503,012	BRL	2,754,656	08/04/20	(2,641)
	USD	168,060	CAD	228,211	09/16/20	(65)
	USD	1,331,523	CHF	1,270,953	09/16/20	(13,023)
	USD	2,660,458	CLP	2,188,359,643	08/27/20	(5,989)
	USD	1,091,646	CNH	7,761,982	09/16/20	(1,479)
	USD	3,039,715	COP	11,734,684,674	07/06/20	(81,209)
	USD	1,694,649	COP	6,392,978,754	07/27/20	(2,436)
	USD	897,641	COP	3,577,736,825	08/25/20	(49,768)
	USD	378,129	EUR	336,496	09/16/20	(574)
	USD	238,830	IDR	3,634,086,363	07/20/20	(10,599)
	USD	701,137	ILS	2,447,153	09/16/20	(6,798)
	USD	442,854	INR	33,800,554	07/15/20	(3,763)
	USD	1,355,443	INR	103,865,357	07/28/20	(15,429)
	USD	173,135	KRW	209,648,527	07/15/20	(1,630)
	USD	378,665	KRW	465,395,194	09/02/20	(9,348)
	USD	190,923	KRW	229,619,101	09/16/20	(589)
	USD	172,206	MXN	4,015,694	09/17/20	(706)
	USD	292,655	MYR	1,273,781	07/27/20	(4,107)
	USD	173,181	NOK	1,676,853	09/16/20	(1,083)
	USD	178,689	NZD	279,795	09/16/20	(1,849)
	USD	583,448	PLN	2,315,719	09/16/20	(2,017)

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC (continued)
	USD	175,200	RUB	12,685,575	08/17/20	$(2,005)
	USD	247,976	THB	7,733,221	09/16/20	(2,195)
	USD	505,340	TRY	3,672,192	07/13/20	(28,911)
	USD	427,597	TRY	3,045,334	07/20/20	(14,541)
	USD	174,000	TRY	1,207,697	07/27/20	(979)
	USD	842,852	TRY	5,952,844	09/16/20	(7,292)
	USD	538,679	TWD	15,906,225	07/15/20	(3,899)
	USD	917,141	TWD	27,161,604	07/20/20	(10,093)
	USD	1,040,739	TWD	30,596,947	08/06/20	(6,142)
	USD	198,162	TWD	5,802,985	09/16/20	(1,295)
	ZAR	3,069,317	USD	179,056	09/16/20	(3,586)

TOTAL						$(1,264,844)

FUTURES CONTRACTS — At June 30, 2020, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Eurodollars	1	12/14/20	$249,275	$4,193
Ultra Long U.S. Treasury Bonds	23	09/21/20	5,017,594	4,870
Ultra 10 Year U.S. Treasury Notes	67	09/21/20	10,551,453	53,271
5 Year U.S. Treasury Notes	4	09/30/20	502,969	712
10 Year U.S. Treasury Notes	1	09/21/20	139,172	233

Total				$63,279

Short position contracts:
2 Year U.S. Treasury Notes	(16)	09/30/20	(3,533,250)	(961)
20 Year U.S. Treasury Bonds	(87)	09/21/20	(15,534,938)	(96,801)

Total				$(97,762)

TOTAL FUTURES CONTRACTS				$(34,483)

SWAP CONTRACTS — At June 30, 2020, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by the Fund	Counterparty	Termination Date	Notional Amount (000s)		Value	Upfront Payments (Received) Paid	Unrealized Appreciation/ (Depreciation)

3M TELBOR(a)	1.020%(b)	BofA Securities LLC	03/18/30	ILS	1,925	$25,176	$260	$24,916
3M KLIBOR(a)	3.650(a)	Citibank NA	02/27/24	MYR	3,020	40,626	—	40,626
3M KLIBOR(a)	3.693(a)	MS & Co. Int. PLC	03/01/24		5,490	75,652	—	75,652
3M KLIBOR(a)	3.605(a)	MS & Co. Int. PLC	03/06/24		25,010	326,551	—	326,551
3M KLIBOR(a)	3.330(a)	MS & Co. Int. PLC	05/31/24		2,610	29,592	—	29,592
3M KLIBOR(a)	3.250(a)	MS & Co. Int. PLC	12/18/24		2,000	23,446	483	22,963

TOTAL						$521,043	$743	$520,300

(a)	Payments made quarterly.
(b)	Payments made annually.

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

1M BID Average(a)	4.120%(a)	01/03/22	BRL	24,625		$86,862	$(60,787)	$147,649
1M BID Average (a)	5.440(a)	01/03/22		10,070		80,764	(106,506)	187,270
Mexico Interbank TIIE 28 Days(a)	4.500(a)	09/15/22	MXN	76,390	(b)	10,484	(2,005)	12,489
6M MIBOR(c)	3.750	09/16/22	INR	549,960		10,700	(4,186)	14,886
6.244%(d)	1M BID Average(d)	01/02/23	BRL	6,150		(63,485)	—	(63,485)
6.943(a)	1M BID Average(a)	01/02/23		4,525		(59,777)	—	(59,777)
7.223(a)	1M BID Average(a)	01/02/23		5,075		(72,815)	—	(72,815)
1M BID Average (a)	6.660(a)	01/02/23		16,091		219,232	(233,510)	452,742
6.844(a)	1M BID Average(a)	01/02/24		12,250		(139,437)	—	(139,437)
1M BID Average(a)	4.930(a)	01/02/24		16,070	(b)	5,841	(535)	6,376
1M BID Average (a)	5.330(a)	01/02/24		12,250		39,856	(2,348)	42,204
1M BID Average(a)	6.260(a)	01/02/25		5,125		33,261	14,621	18,640
6M CNY(e)	2.500(e)	06/17/25	CNY	78,760		88,410	42,325	46,085
Mexico Interbank TIIE 28 Days(a)	5.400(a)	09/11/25	MXN	72,860	(b)	77,142	8,088	69,054
6M CLICP(c)	1.600	09/16/25	CLP	1,819,060		41,518	23,514	18,004
3.750(f)	6M MIBOR(c)	09/16/25	COP	3,302,990		(16,620)	(404)	(16,216)
0.750(f)	6M WIBOR(c)	12/16/25	PLN	6,920	(b)	(13,672)	18	(13,690)
2.010(f)	6M PRIBOR(c)	09/16/26	CZK	13,130	(b)	(48,876)	(7,499)	(41,377)
Mexico Interbank TIIE 28 Days(a)	5.700(a)	09/09/27	MXN	27,160	(b)	30,103	5,332	24,771
0.000(f)	6M EURO(c)	09/16/27	EUR	70	(b)	(1,599)	(1,361)	(238)
0.750(c)	3M LIBOR(e)	09/16/30		$1,160	(b)	(10,595)	(9,075)	(1,520)
0.250(f)	6M EURO(c)	09/16/30	EUR	220	(b)	(10,474)	(9,641)	(833)
4.700(e)	6M MIBOR	09/16/30	COP	3,842,180		(16,989)	6,230	(23,219)

TOTAL						$269,834	$(337,729)	$607,563

(a)	Payments made monthly.
(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2020.
(c)	Payments made semi-annually.
(d)	Payments made at termination date.
(e)	Payments made quarterly.
(f)	Payments made annually.

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid by the Fund(a)	Credit Spread at June 30, 2020(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
People’s Republic of China, 7.500%, 10/28/27	(1.000)%	0.121%	BofA Securities LLC	12/20/20	2,320	$(10,498)	$2,459	$(12,957)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.135	BofA Securities LLC	06/20/21	70	(617)	159	(776)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.121	Citibank NA	12/20/20	3,400	(15,384)	4,198	(19,582)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.135	Citibank NA	06/20/21	2,190	(19,304)	4,517	(23,821)

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund(a)	Credit Spread at June 30, 2020(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased (continued)
People’s Republic of China, 7.500%, 10/28/27	(1.000)%	0.135%	JPMorgan Securities, Inc.	06/20/21	$250	$(2,204)	$495	$(2,699)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.135	UBS AG (London)	06/20/21	280	(2,469)	239	(2,708)

TOTAL						$(50,476)	$12,067	$(62,543)

Protection Sold:
People’s Republic of China, 7.500%, 10/28/27	1.000%	0.335%	MS & Co. Int. PLC	12/20/23	6,780	159,199	115,612	43,587

TOTAL						$108,723	$127,679	$(18,956)

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received by the Fund (a)	Credit Spread at June 30, 2020(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
People’s Republic of China, 7.500%, 10/28/27	1.000%	0.177%	06/20/22	$1,210	$20,187	$17,251	$2,936
Republic of Colombia, 10.375%, 01/28/33	1.000	1.287	06/20/24	1,230	(13,413)	6,018	(19,431)
Republic of Peru, 8.750%, 11/21/33	1.000	0.838	12/20/24	1,000	7,493	18,820	(11,327)
Russian Federation, 7.500%, 03/31/30	1.000	1.102	06/20/25	200	(943)	(915)	(28)
State of Qatar, 9.750%, 06/15/30	1.000	0.678	12/20/24	950	13,910	24,119	(10,209)

TOTAL					$27,234	$65,293	$(38,059)

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

Abbreviations:
1M BID Avg	— 1 month Brazilian Interbank Deposit Average
BofA Securities LLC	— Bank of America Securities LLC
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – 130.8%
Collateralized Mortgage Obligations – 6.9%
Interest Only(a) – 2.5%
FHLMC REMIC Series 3852, Class SW(b) (-1x1M USD LIBOR + 6.000%)
$342,187	5.815%	05/15/41	$ 58,969
FHLMC REMIC Series 4286, Class SN(b) (-1x1M USD LIBOR + 6.000%)
2,812,789	5.815	12/15/43	523,938
FHLMC REMIC Series 4314, Class SE(b) (-1x1M USD LIBOR + 6.050%)
269,782	5.865	03/15/44	47,563
FHLMC REMIC Series 4320, Class SD(b) (-1x1M USD LIBOR + 6.100%)
143,474	5.915	07/15/39	29,655
FHLMC REMIC Series 4456, Class IO
161,533	4.500	10/15/44	24,847
FHLMC REMIC Series 4468, Class SY(b) (-1x1M USD LIBOR + 6.100%)
267,773	5.915	05/15/45	54,188
FHLMC REMIC Series 4583, Class ST(b) (-1x1M USD LIBOR + 6.000%)
1,149,229	5.815	05/15/46	228,385
FHLMC REMIC Series 4936, Class ES(b) (-1x1M USD LIBOR + 6.000%)
434,209	5.815	12/25/49	56,070
FHLMC REMIC Series 4936, Class PS(b) (-1x1M USD LIBOR + 6.000%)
384,900	5.815	12/25/49	49,037
FHLMC STRIPS Series 304, Class C45
192,901	3.000	12/15/27	11,350
FNMA REMIC Series 2007-36, Class SN(b) (-1x1M USD LIBOR + 6.770%)
344,298	6.586	04/25/37	79,290
FNMA REMIC Series 2008-17, Class SI(b) (-1x1M USD LIBOR + 6.300%)
441,992	6.116	03/25/38	90,850
FNMA REMIC Series 2011-124, Class SC(b) (-1x1M USD LIBOR + 6.550%)
236,711	6.366	12/25/41	44,256
FNMA REMIC Series 2012-88, Class SB(b) (-1x1M USD LIBOR + 6.670%)
322,819	6.486	07/25/42	58,867
FNMA REMIC Series 2015-34, Class LS(b) (-1x1M USD LIBOR + 6.100%)
1,886,028	5.916	06/25/45	376,057
FNMA REMIC Series 2017-104, Class SB(b) (-1x 1M USD LIBOR + 6.150%)
883,388	5.966	01/25/48	153,984

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(a) – (continued)
FNMA REMIC Series 2017-69, Class SG(b) (-1x 1M USD LIBOR + 6.150%)
$1,171,244	5.966%	09/25/47	$ 233,021
FNMA REMIC Series 2017-86, Class SB(b) (-1x 1M USD LIBOR + 6.150%)
986,307	5.966	11/25/47	183,787
FNMA REMIC Series 2018-8, Class SA(b) (-1x1M USD LIBOR + 6.150%)
856,742	5.966	02/25/48	127,725
FNMA REMIC Series 2019-81, Class SD(b) (-1x1M USD LIBOR + 6.000%)
524,639	5.816	01/25/50	79,001
GNMA REMIC Series 2010-101, Class S(b) (-1x1M USD LIBOR + 6.000%)
766,170	5.810	08/20/40	147,905
GNMA REMIC Series 2010-20, Class SE(b) (-1x1M USD LIBOR + 6.250%)
321,485	6.060	02/20/40	65,438
GNMA REMIC Series 2010-85, Class SN(b) (-1x1M USD LIBOR + 5.940%)
31,571	5.750	07/20/40	7,055
GNMA REMIC Series 2013-124, Class CS(b) (-1x1M USD LIBOR + 6.050%)
1,390,092	5.860	08/20/43	285,514
GNMA REMIC Series 2013-134, Class DS(b) (-1x1M USD LIBOR + 6.100%)
72,580	5.910	09/20/43	14,768
GNMA REMIC Series 2014-11, Class KI
162,604	4.500	12/20/42	12,833
GNMA REMIC Series 2014-117, Class SJ(b) (-1x1M USD LIBOR + 5.600%)
3,308,060	5.410	08/20/44	607,295
GNMA REMIC Series 2014-132, Class SL(b) (-1x1M USD LIBOR + 6.100%)
526,847	5.910	10/20/43	74,346
GNMA REMIC Series 2014-133, Class BS(b) (-1x1M USD LIBOR + 5.600%)
251,621	5.410	09/20/44	45,958
GNMA REMIC Series 2014-158, Class SA(b) (-1x1M USD LIBOR + 5.600%)
1,551,176	5.405	10/16/44	289,957
GNMA REMIC Series 2015-110, Class MS(b) (-1x1M USD LIBOR + 5.710%)
986,446	5.520	08/20/45	161,681
GNMA REMIC Series 2015-111, Class IM
841,625	4.000	08/20/45	94,670

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(a) – (continued)
GNMA REMIC Series 2015-111, Class SM(b) (-1x1M USD LIBOR + 6.200%)
$306,734	6.010%	08/20/45	$ 54,442
GNMA REMIC Series 2015-112, Class SB(b) (-1x1M USD LIBOR + 5.740%)
292,280	5.550	08/20/45	48,507
GNMA REMIC Series 2015-119, Class SN(b) (-1x1M USD LIBOR + 6.250%)
636,114	6.060	08/20/45	113,559
GNMA REMIC Series 2015-129, Class IC
610,700	4.500	09/16/45	99,484
GNMA REMIC Series 2015-168, Class SD(b) (-1x1M USD LIBOR + 6.200%)
167,091	6.010	11/20/45	34,423
GNMA REMIC Series 2015-57, Class AS(b) (-1x1M USD LIBOR + 5.600%)
1,828,471	5.410	04/20/45	309,832
GNMA REMIC Series 2015-72, Class JI
61,687	3.500	05/20/45	3,841
GNMA REMIC Series 2015-83, Class PI
126,663	3.500	06/20/45	8,396
GNMA REMIC Series 2015-90, Class PI
80,890	3.500	04/20/45	4,076
GNMA REMIC Series 2016-1, Class ST(b) (-1x1M USD LIBOR + 6.200%)
307,502	6.010	01/20/46	53,456
GNMA REMIC Series 2016-138, Class DI
190,565	4.000	10/20/46	23,820
GNMA REMIC Series 2016-27, Class IA
650,401	4.000	06/20/45	60,164
GNMA REMIC Series 2016-4, Class SM(b) (-1x1M USD LIBOR + 5.650%)
477,246	5.460	01/20/46	90,406
GNMA REMIC Series 2017-112, Class SJ(b) (-1x 1M USD LIBOR + 5.660%)
929,096	5.470	07/20/47	144,204
GNMA REMIC Series 2018-105, Class SC(b) (-1x1M USD LIBOR + 6.200%)
563,623	6.010	08/20/48	85,917
GNMA REMIC Series 2018-124, Class SN(b) (-1x 1M USD LIBOR + 6.200%)
1,511,014	6.010	09/20/48	291,146
GNMA REMIC Series 2018-139, Class SQ(b) (-1x1M USD LIBOR + 6.150%)
1,006,392	5.960	10/20/48	149,681

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(a) – (continued)
GNMA REMIC Series 2018-67, Class PS(b)(c) (-1x 1M USD LIBOR + 6.200%)
$1,519,534	6.010%	05/20/48	$ 236,820
GNMA REMIC Series 2018-72, Class IB
2,286,952	4.000	04/20/46	284,866
GNMA REMIC Series 2019-1, Class SN(b) (-1x1M USD LIBOR + 6.050%)
838,770	5.860	01/20/49	123,728
GNMA REMIC Series 2019-110, Class SD(b) (-1x1M USD LIBOR + 6.100%)
1,329,243	5.910	09/20/49	215,560
GNMA REMIC Series 2019-110, Class SE(b) (-1x1M USD LIBOR + 6.100%)
1,444,091	5.910	09/20/49	204,752
GNMA REMIC Series 2019-128, Class IO
1,188,516	4.000	10/20/49	141,590
GNMA REMIC Series 2019-129, Class AI
1,650,143	3.500	10/20/49	205,417
GNMA REMIC Series 2019-151, Class IA
5,096,857	3.500	12/20/49	600,673
GNMA REMIC Series 2019-151, Class NI
4,204,664	3.500	10/20/49	378,517
GNMA REMIC Series 2019-20, Class SF(b) (-1x1M USD LIBOR + 3.790%)
1,469,817	3.600	02/20/49	125,444
GNMA REMIC Series 2019-4, Class SJ(b)(c) (-1x 1M USD LIBOR + 6.050%)
1,402,746	5.860	01/20/49	225,672
GNMA REMIC Series 2019-6, Class SA(b) (-1x1M USD LIBOR + 6.050%)
531,161	5.860	01/20/49	79,429
GNMA REMIC Series 2019-78, Class SE(b) (-1X 1M USD LIBOR + 6.100%)
568,381	5.910	06/20/49	85,094
GNMA REMIC Series 2019-97, Class SC(b) (-1x1M USD LIBOR + 6.100%)
1,089,066	5.910	08/20/49	159,333
GNMA REMIC Series 2019-98, Class SC(b) (-1x1M USD LIBOR + 6.050%)
1,794,432	5.860	08/20/49	262,584
GNMA Series 2018-7, Class DS(b) (-1x 1M USD LIBOR + 5.700%)
1,025,342	5.510	01/20/48	172,060

			9,395,153

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Regular Floater(b) – 1.7%
FHLMC REMIC Series 2020-DNA3, Class M2(c) (1M USD LIBOR + 3.000%)
$530,000	3.162%	06/25/50	$ 530,000
FHLMC REMIC Series 4103, Class BF (1M USD LIBOR + 0.350%)
289,944	0.535	12/15/38	289,919
FNMA REMIC Series 2011-63, Class FG (1M USD LIBOR + 0.450%)
84,681	0.635	07/25/41	85,003
FNMA REMIC Series 2017-96, Class FA (1M USD LIBOR + 0.400%)
1,971,437	0.585	12/25/57	1,974,732
GNMA REMIC Series 2017-182, Class FN (1M USD LIBOR + 0.300%)
3,539,279	0.495	12/16/47	3,531,355

			6,411,009

Sequential Fixed Rate – 2.0%
FHLMC REMIC Series 2042, Class N
31,423	6.500	03/15/28	35,312
FHLMC REMIC Series 3748, Class D
297,219	4.000	11/15/39	309,676
FHLMC REMIC Series 4577, Class HM(d)
602,597	4.000	12/15/50	678,174
FNMA REMIC Series 2000-16, Class ZG
112,443	8.500	06/25/30	137,324
FNMA REMIC Series 2005-59, Class KZ
681,015	5.500	07/25/35	790,818
FNMA REMIC Series 2011-52, Class GB
379,478	5.000	06/25/41	436,050
FNMA REMIC Series 2011-99, Class DB
409,939	5.000	10/25/41	469,842
FNMA REMIC Series 2012-111, Class B
56,554	7.000	10/25/42	69,953
FNMA REMIC Series 2012-153, Class B
228,564	7.000	07/25/42	288,977
FNMA REMIC Series 2017-87, Class EA
3,999,081	3.000	04/25/44	4,291,914

			7,508,040

Sequential Floating Rate(b) – 0.7%
Adjustable Rate Mortgage Trust Series 2004-5, Class 2A1
44,363	3.577	04/25/35	44,129
Bear Stearns ALT-A Trust Series 2005-5, Class 21A1
229,639	3.758	07/25/35	223,312

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b) – (continued)
Countrywide Alternative Loan Trust Series 2005-38, Class A1 (12M MTA + 1.500%)
$69,128	3.004%	09/25/35	$ 60,793
FHLMC Structured Agency Credit Risk Debt Notes Series 2015-HQ2, Class M3 (1M USD LIBOR + 3.250%)
850,000	3.435	05/25/25	883,229
FNMA Connecticut Avenue Securities Series 2016-C03, Class 1M2 (1M USD LIBOR + 5.300%)
32,064	5.485	10/25/28	33,605
FNMA Connecticut Avenue Securities Series 2016-C06, Class 1M2 (1M USD LIBOR + 4.250%)
286,155	4.435	04/25/29	297,917
HarborView Mortgage Loan Trust Series 2005-16, Class 2A1A (1M USD LIBOR + 0.480%)
63,016	0.674	01/19/36	60,033
Impac CMB Trust Series 2004-08, Class 1A (1M USD LIBOR + 0.720%)
28,673	0.905	10/25/34	27,246
Morgan Stanley Mortgage Loan Trust Series 2004-8AR, Class 4A1
250,148	3.920	10/25/34	252,583
New Residential Mortgage Loan Trust Series 2015-1A, Class A1(e)
196,747	3.750	05/28/52	208,882
Wells Fargo Mortgage Backed Securities Trust Series 2019-3, Class A1(e)
286,604	3.500	07/25/49	293,581

			2,385,310

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 25,699,512

Commercial Mortgage-Backed Securities – 3.0%
Sequential Fixed Rate – 2.6%
BBCMS Mortgage Trust Series 2018-C2, Class A4
2,650,000	4.047	12/15/51	3,085,504
Morgan Stanley Capital I Trust Series 2018-L1, Class A3
3,800,000	4.139	10/15/51	4,431,349
Cantor Commercial Real Estate Lending Series 2019-CF3, Class A4
1,900,000	3.006	01/15/53	2,072,799

			9,589,652

Sequential Floating Rate(b) – 0.4%
Bancorp Commercial Mortgage Trust Series 2018-CRE4, Class A(e) (1M USD LIBOR + 0.900%)
462,535	1.085	09/15/35	445,022
BANK 2018-BNK15 Series 2018-BN15, Class A4
900,000	4.407	11/15/61	1,076,202

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b) – (continued)
Exantas Capital Corp. Ltd. Series 2018-RSO6, Class A(e) (1M USD LIBOR + 0.830%)
$104,915	1.024%	06/15/35	$ 103,867

			1,625,091

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$ 11,214,743

Federal Agencies – 120.9%
Adjustable Rate FHLMC(b) – 0.0%
(1 Year CMT + 2.107%)
7,421	4.001	10/01/34	7,771
(1 Year CMT + 2.206%)
11,512	4.278	09/01/33	12,010
(1 Year CMT + 2.250%)
24,711	3.759	04/01/33	25,932
(1 Year CMT + 2.250%)
10,279	4.006	11/01/34	10,746
(1 Year CMT + 2.250%)
9,532	3.777	02/01/35	10,016
(1 Year CMT + 2.250%)
33,417	3.821	06/01/35	35,025

			101,500

Adjustable Rate FNMA(b) – 0.1%
(1 Year CMT + 2.196%)
11,963	3.851	02/01/35	12,559
(1 Year CMT + 2.208%)
3,477	3.506	07/01/33	3,631
(1 Year CMT + 2.263%)
80,897	4.209	06/01/33	84,397
(1 Year CMT + 2.306%)
953	3.982	04/01/34	995
(12M USD LIBOR + 1.621%)
23,473	3.621	03/01/35	24,544
(12M USD LIBOR + 1.651%)
23,985	3.678	12/01/33	24,977
(12M USD LIBOR + 1.670%)
10,617	3.719	11/01/34	11,084
(12M USD LIBOR + 1.810%)
15,844	3.807	04/01/35	16,711
(12M USD LIBOR + 1.978%)
30,493	3.889	05/01/35	32,207
(6M USD LIBOR + 1.412%)
4,219	3.034	06/01/33	4,335
(COF + 1.250%)
601	2.234	07/01/22	599
(COF + 1.250%)
6,664	2.134	07/01/27	6,631
(COF + 1.250%)
7,754	2.134	11/01/27	7,715
(COF + 1.250%)
4,419	2.134	01/01/31	4,391
(COF + 1.250%)
6,107	2.134	06/01/32	6,067
(COF + 1.250%)
6,206	2.234	08/01/32	6,165

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Adjustable Rate FNMA(b) – (continued)
(COF + 1.250%)
$9,039	2.234%	05/01/33	$ 8,978
(COF + 1.250%)
73,097	2.239	08/01/33	72,647
(COF + 1.250%)
2,850	2.134	11/01/35	2,831
(COF + 1.250%)
17,917	2.134	12/01/37	17,820
(COF + 1.250%)
10,786	2.134	01/01/38	10,730
(COF + 1.250%)
7,010	2.134	11/01/40	6,966

			366,980

Adjustable Rate GNMA(b) – 0.2%
(1 Year CMT + 1.500%)
6,564	3.875	06/20/23	6,673
(1 Year CMT + 1.500%)
3,392	3.250	07/20/23	3,453
(1 Year CMT + 1.500%)
3,397	3.250	08/20/23	3,460
(1 Year CMT + 1.500%)
7,409	3.250	09/20/23	7,522
(1 Year CMT + 1.500%)
2,567	3.000	03/20/24	2,616
(1 Year CMT + 1.500%)
23,617	3.875	04/20/24	24,091
(1 Year CMT + 1.500%)
3,256	3.875	05/20/24	3,331
(1 Year CMT + 1.500%)
26,685	3.875	06/20/24	27,207
(1 Year CMT + 1.500%)
16,678	3.250	07/20/24	16,986
(1 Year CMT + 1.500%)
23,111	3.250	08/20/24	23,531
(1 Year CMT + 1.500%)
7,137	3.250	09/20/24	7,262
(1 Year CMT + 1.500%)
9,330	3.125	11/20/24	9,534
(1 Year CMT + 1.500%)
10,253	3.125	12/20/24	10,522
(1 Year CMT + 1.500%)
6,174	3.000	01/20/25	6,316
(1 Year CMT + 1.500%)
3,821	3.000	02/20/25	3,911
(1 Year CMT + 1.500%)
14,567	3.875	05/20/25	14,917
(1 Year CMT + 1.500%)
11,989	3.250	07/20/25	12,266
(1 Year CMT + 1.500%)
5,276	3.000	02/20/26	5,399
(1 Year CMT + 1.500%)
272	3.250	07/20/26	278
(1 Year CMT + 1.500%)
13,272	3.000	01/20/27	13,616
(1 Year CMT + 1.500%)
5,429	3.000	02/20/27	5,564
(1 Year CMT + 1.500%)
43,618	3.875	04/20/27	44,679
(1 Year CMT + 1.500%)
4,389	3.875	05/20/27	4,498

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Adjustable Rate GNMA(b) – (continued)
(1 Year CMT + 1.500%)
$6,319	3.875%	06/20/27	$ 6,475
(1 Year CMT + 1.500%)
2,316	3.125	11/20/27	2,373
(1 Year CMT + 1.500%)
6,872	3.125	12/20/27	7,046
(1 Year CMT + 1.500%)
15,764	3.000	01/20/28	16,177
(1 Year CMT + 1.500%)
5,051	3.000	02/20/28	5,183
(1 Year CMT + 1.500%)
5,760	3.000	03/20/28	5,915
(1 Year CMT + 1.500%)
24,563	3.250	07/20/29	25,169
(1 Year CMT + 1.500%)
16,249	3.250	08/20/29	16,660
(1 Year CMT + 1.500%)
3,043	3.250	09/20/29	3,121
(1 Year CMT + 1.500%)
13,059	3.125	10/20/29	13,416
(1 Year CMT + 1.500%)
19,421	3.125	11/20/29	19,959
(1 Year CMT + 1.500%)
3,602	3.125	12/20/29	3,701
(1 Year CMT + 1.500%)
5,202	3.000	01/20/30	5,352
(1 Year CMT + 1.500%)
2,292	3.000	02/20/30	2,359
(1 Year CMT + 1.500%)
15,963	3.000	03/20/30	16,435
(1 Year CMT + 1.500%)
15,592	3.875	04/20/30	16,030
(1 Year CMT + 1.500%)
41,928	3.875	05/20/30	43,241
(1 Year CMT + 1.500%)
4,519	3.875	06/20/30	4,646
(1 Year CMT + 1.500%)
37,813	3.250	07/20/30	39,142
(1 Year CMT + 1.500%)
7,666	3.250	09/20/30	7,938
(1 Year CMT + 1.500%)
11,830	3.125	10/20/30	12,173

			530,143

FHLMC – 13.5%
53,451	5.000	10/01/33	61,316
2,791	5.000	07/01/35	3,214
1,857	4.500	08/01/35	2,020
4,796	4.500	09/01/35	5,217
1,836	4.500	10/01/35	1,998
66,646	5.000	12/01/35	76,605
1,959	5.000	02/01/37	2,253
25,929	4.500	01/01/38	28,203
1,103	4.500	06/01/38	1,200
43,094	4.500	09/01/38	47,093
198	4.500	01/01/39	222
23,392	4.500	02/01/39	26,212
9,345	4.500	03/01/39	10,473
2,065	4.500	04/01/39	2,314
68,821	4.500	05/01/39	77,124
163,673	5.000	05/01/39	186,982

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
FHLMC – (continued)
$204,226	4.500%	06/01/39	$ 228,863
2,774	4.500	07/01/39	3,109
293,793	5.000	07/01/39	336,345
4,828	4.500	08/01/39	5,411
10,787	4.500	09/01/39	12,088
2,588	4.500	10/01/39	2,900
1,698	4.500	11/01/39	1,902
5,901	4.500	12/01/39	6,613
6,992	4.500	01/01/40	7,836
5,070	4.500	04/01/40	5,647
7,700	4.500	05/01/40	8,576
17,252	4.000	06/01/40	18,958
11,000	4.500	06/01/40	12,251
7,173	4.500	07/01/40	7,989
1,709	4.500	08/01/40	1,903
8,284	5.000	08/01/40	9,447
12,009	5.000	10/01/40	13,718
154,628	4.000	02/01/41	169,664
43,145	4.500	02/01/41	48,160
7,689	4.500	03/01/41	8,586
17,584	4.500	04/01/41	19,635
17,365	4.500	05/01/41	19,390
35,567	4.500	06/01/41	39,717
2,320	5.000	06/01/41	2,647
85,551	4.500	08/01/41	95,526
89,976	4.500	09/01/41	100,209
60,688	4.000	10/01/41	67,402
10,545	4.000	11/01/41	11,541
5,669	4.500	12/01/41	6,330
617,380	4.000	03/01/42	678,708
69,651	4.500	03/01/42	77,774
33,324	3.000	05/01/42	35,632
370,392	3.500	06/01/42	404,292
791,470	4.500	06/01/42	879,420
110,722	3.000	08/01/42	119,886
106,164	3.500	08/01/42	114,767
42,019	3.000	10/01/42	45,449
260,432	3.500	10/01/42	281,536
584,558	3.000	11/01/42	637,702
177,947	3.500	11/01/42	192,367
1,023,216	3.000	12/01/42	1,116,820
1,791,126	3.000	01/01/43	1,954,749
171,449	3.000	02/01/43	184,166
2,300,975	3.500	08/01/43	2,489,055
1,012,251	4.000	08/01/43	1,111,038
587,977	4.000	01/01/44	644,522
635,450	3.500	02/01/44	687,369
514,824	3.500	06/01/44	563,782
14,994	4.000	11/01/44	16,732
67,819	3.500	02/01/45	74,629
105,116	3.500	03/01/45	115,671
18,813	3.500	08/01/45	20,220
28,758	3.500	09/01/45	30,908
48,862	3.500	11/01/45	52,517
3,612,871	3.500	03/01/46	3,924,673
567,990	3.500	05/01/46	614,271
758,564	3.500	06/01/46	814,344
283,197	3.500	07/01/46	304,022
42,052	3.500	10/01/46	45,117
65,899	3.500	12/01/46	70,704
12,563,330	3.000	05/01/47	13,575,942
444,480	3.500	12/01/47	483,415

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
FHLMC – (continued)
$3,934,142	3.000%	01/01/48	$ 4,233,161
3,204,178	4.000	06/01/48	3,444,989
2,904,805	4.000	07/01/48	3,123,117
4,827,556	3.500	12/01/48	5,086,830

			50,055,105

FNMA – 7.3%
2,529	7.000	08/01/31	2,976
117,553	3.500	07/01/42	127,038
110,388	3.500	08/01/42	119,293
92,588	3.500	09/01/42	100,058
10,979	3.500	10/01/42	11,865
21,159	3.500	11/01/42	22,866
11,251	3.500	01/01/43	12,159
250,535	3.500	02/01/43	270,747
27,664	3.500	05/01/43	29,896
1,056,728	3.500	07/01/43	1,141,984
540,657	3.500	01/01/44	584,276
20,633	3.500	12/01/44	22,188
426,656	4.000	03/01/45	463,723
208,839	4.000	04/01/45	226,983
2,285,414	4.500	06/01/51	2,546,992
4,207,853	4.000	05/01/56	4,652,327
4,676,351	4.000	07/01/56	5,186,863
2,635,190	3.500	08/01/56	2,867,558
4,286,973	3.500	10/01/56	4,697,146
3,407,313	4.000	02/01/57	3,767,226

			26,854,164

GNMA – 42.8%
19	5.500	07/15/20	19
3,611	6.000	04/15/26	3,872
181	6.500	01/15/32	200
917	6.500	02/15/32	1,064
283,236	5.500	04/15/33	328,016
4,680	5.000	11/15/33	5,270
798	6.500	08/15/34	949
578	6.500	02/15/36	679
1,531	6.500	03/15/36	1,799
3,107	6.500	04/15/36	3,624
10,814	6.500	05/15/36	12,716
5,447	6.500	06/15/36	6,403
28,735	6.500	07/15/36	34,073
30,231	6.500	08/15/36	35,745
56,846	6.500	09/15/36	67,699
22,421	6.500	10/15/36	26,442
34,118	6.500	11/15/36	40,783
14,854	6.500	12/15/36	17,466
9,894	6.500	01/15/37	11,637
1,644	6.500	03/15/37	1,930
3,502	6.500	04/15/37	4,126
2,204	6.500	05/15/37	2,621
2,567	6.500	08/15/37	3,013
9,604	6.500	09/15/37	11,294
9,752	6.500	10/15/37	11,928
4,285	6.500	11/15/37	5,031
2,262	6.500	05/15/38	2,678
2,192	6.500	02/15/39	2,573
293,961	5.000	01/20/40	334,569
295,030	4.500	05/15/40	332,607

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
GNMA – (continued)
$126,542	5.000%	07/15/40	$ 134,799
154,266	3.500	09/15/42	168,779
299,997	3.500	02/15/45	327,274
72,202	4.000	05/20/45	78,279
56,679	4.000	07/20/45	61,450
105,585	4.000	10/20/45	114,242
321,524	4.000	01/20/46	347,382
1,203,619	4.500	03/20/46	1,316,375
3,329,599	3.000	06/20/46	3,535,107
888,574	3.500	10/20/46	949,281
13,320	3.500	02/20/47	14,231
5,425,648	4.500	02/20/47	5,894,837
20,762	3.500	03/20/47	22,071
640,464	4.500	03/20/47	698,261
11,969	3.500	04/20/47	12,723
36,237	3.500	05/20/47	38,522
3,643,573	4.500	05/20/47	3,964,410
5,521,728	4.000	06/20/47	5,936,464
626,164	4.500	06/20/47	681,302
191,575	4.500	07/20/47	208,444
51,989	3.500	08/20/47	55,268
1,891,503	4.500	08/20/47	2,053,332
12,749	3.500	09/20/47	13,552
20,822	3.500	10/20/47	22,135
1,352,206	3.500	TBA-30yr	1,437,473
19,218	3.500	12/20/47	20,429
3,748,293	3.500	01/20/48	3,984,649
1,061,375	4.500	09/20/48	1,141,237
1,455,676	5.000	09/20/48	1,588,760
7,158,397	5.000	11/20/48	7,792,153
3,320,049	4.500	12/20/48	3,558,189
3,268,839	5.000	12/20/48	3,553,388
102,627	3.500	01/20/49	109,098
3,615,383	4.500	01/20/49	3,868,775
3,133,984	5.000	01/20/49	3,403,856
3,746,065	4.000	02/20/49	3,983,825
2,386,339	4.500	03/20/49	2,551,912
5,158,594	5.000	03/20/49	5,597,165
4,655,545	4.000	04/20/49	4,943,391
2,972,781	4.000	05/20/49	3,152,172
1,152,146	5.000	05/20/49	1,249,199
545,695	5.000	06/20/49	591,492
45,000,000	2.500	TBA-30yr(f)	47,346,134
7,000,000	3.000	TBA-30yr(f)	7,412,392
11,000,000	3.500	TBA-30yr(f)	11,606,035
7,000,000	4.500	TBA-30yr(f)	7,474,846
3,000,000	5.000	TBA-30yr(f)	3,254,898
1,000,000	4.000	TBA-30yr(f)	1,059,994

			158,640,808

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
UMBS – 22.6%
$206	5.500%	01/01/21	$ 207
1,402	7.000	09/01/21	1,432
9,148	7.000	06/01/22	9,491
4,117	7.000	07/01/22	4,299
464	4.500	04/01/23	480
49,140	5.000	07/01/23	52,618
6,840	5.000	12/01/23	7,149
12,248	5.000	07/01/25	13,364
4,864,362	5.000	09/01/31	5,307,166
2,648	5.000	01/01/33	3,038
218,019	4.500	07/01/36	243,421
21,273	4.500	12/01/36	23,752
199,044	4.500	02/01/39	223,018
4,252	4.500	03/01/39	4,781
5,505	4.500	05/01/39	6,158
3,941	4.500	07/01/39	4,408
3,877	4.000	08/01/39	4,261
9,906	4.500	09/01/39	11,099
14,416	4.500	10/01/39	16,153
34,448	4.500	02/01/40	38,531
5,360	4.500	03/01/40	6,006
79,900	4.500	04/01/40	88,962
27,439	4.500	06/01/40	30,708
5,511	4.500	09/01/40	6,168
6,835	4.500	12/01/40	7,610
77,478	4.500	01/01/41	86,265
22,828	4.500	04/01/41	25,487
37,841	4.500	06/01/41	42,249
34,145	4.500	07/01/41	38,124
156,090	4.500	08/01/41	173,250
154,576	4.500	09/01/41	172,585
131,574	3.500	10/01/41	143,999
111,950	4.500	10/01/41	124,994
37,351	3.500	11/01/41	40,878

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
UMBS – (continued)
$101,137	4.500%	11/01/41	$ 112,921
76,406	4.500	12/01/41	85,308
128,703	3.500	01/01/42	140,857
68,092	4.500	01/01/42	76,026
15,627	3.500	02/01/42	16,991
551,714	4.000	03/01/42	606,409
6,728	4.500	03/01/42	7,668
99,751	4.000	04/01/42	109,640
20,102	4.500	04/01/42	22,600
13,480	3.500	05/01/42	14,618
47,908	3.500	06/01/42	52,447
88,494	3.000	09/01/42	95,017
34,694	3.500	09/01/42	37,991
208,188	3.500	10/01/42	227,977
497,288	3.000	12/01/42	534,737
93,001	3.500	12/01/42	101,812
103,782	3.000	01/01/43	113,475
37,837	3.000	02/01/43	41,371
302,741	3.500	02/01/43	330,955
1,022,091	3.000	03/01/43	1,117,556
1,272,188	3.500	03/01/43	1,383,814
1,106,584	3.000	04/01/43	1,209,941
1,376,848	3.500	04/01/43	1,489,096
454,634	2.500	05/01/43	481,095
1,358,549	3.000	05/01/43	1,485,593
215,531	3.500	05/01/43	232,958
48,093	3.000	06/01/43	52,615
836,137	3.500	06/01/43	910,081
411,038	3.000	07/01/43	449,687
3,140,852	3.500	07/01/43	3,405,096
1,579,159	3.500	08/01/43	1,708,488
46,702	3.500	09/01/43	51,141
103,709	3.500	01/01/44	113,469
43,437	3.500	08/01/44	46,565
95,485	3.500	09/01/44	103,642
127,123	3.500	10/01/44	140,955
50,789	5.000	12/01/44	56,227
37,254	3.500	01/01/45	40,981
468,146	4.000	02/01/45	512,958
141,678	3.500	03/01/45	155,163

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
UMBS – (continued)
$91,629	3.500%	04/01/45	$ 98,506
888,707	3.500	05/01/45	984,569
2,312,923	4.500	06/01/45	2,559,604
131,714	3.500	07/01/45	141,518
21,747	3.500	11/01/45	23,365
520,258	4.000	11/01/45	565,358
404,955	3.500	01/01/46	435,348
746,401	3.500	03/01/46	824,895
355,030	4.000	03/01/46	383,995
108,014	3.500	04/01/46	119,462
707,697	3.500	05/01/46	766,784
222,520	4.000	06/01/46	239,756
574,377	4.500	06/01/46	620,732
611,522	3.000	07/01/46	645,182
619,712	4.000	07/01/46	667,715
352,415	3.000	08/01/46	371,813
769,953	4.000	08/01/46	829,594
1,199,655	3.000	09/01/46	1,265,687
439,125	3.000	10/01/46	463,297
368,660	4.000	10/01/46	397,216
1,555,066	3.000	11/01/46	1,646,169
685,989	3.000	12/01/46	723,748
2,820,917	3.000	01/01/47	2,976,189
127,274	3.000	02/01/47	134,279
2,364,090	4.000	02/01/47	2,547,618
1,546,409	4.500	02/01/47	1,711,339
442,344	3.000	04/01/47	467,321
1,642,420	3.500	06/01/47	1,732,979
395,537	4.500	11/01/47	431,167
3,622,142	4.000	02/01/48	3,924,381
763,708	4.500	05/01/48	848,255
1,616,649	3.500	06/01/48	1,705,927
16,886	5.000	10/01/48	19,068
3,718,683	3.500	11/01/48	3,924,044
3,564,175	5.000	11/01/48	4,006,430
4,432,670	4.000	01/01/49	4,801,156

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
UMBS – (continued)
$2,461,880	5.000%	02/01/49	$ 2,829,674
1,673,194	3.500	07/01/49	1,812,050
5,406,139	5.000	07/01/49	5,938,375
1,068,704	3.500	08/01/49	1,158,600
2,910,024	5.000	01/01/50	3,196,517

			83,777,734

UMBS, 30 Year, Single Family(f) – 34.4%
88,000,000	2.500	TBA-30yr	91,653,833
3,000,000	4.500	TBA-30yr	3,223,125
11,000,000	3.500	TBA-30yr	11,567,187
20,000,000	3.000	TBA-30yr	21,055,468

			127,499,613

TOTAL FEDERAL AGENCIES			$ 447,826,047

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $470,958,220)			$ 484,740,302

Asset-Backed Securities – 9.5%
Collateralized Loan Obligations(b)(e) – 5.3%
Arbor Realty Commercial Real Estate Notes Ltd. Series 2018-FL1, Class A (1M USD LIBOR + 1.150%)
$1,300,000	1.335%	06/15/28	$ 1,275,790
Battalion CLO Ltd. Series 2018-12A, Class A1 (3M USD LIBOR + 1.070%)
800,000	1.456	05/17/31	780,151
Crown City CLO I Series 2020-1A, Class A2 (3M USD LIBOR + 2.550%)
1,000,000	0.000	07/20/30	999,994
Crown City CLO I Series 2020-1A, Class B (3M USD LIBOR + 3.030%)
600,000	0.000	07/20/30	597,313
Crown City CLO I Series 2020-1A, Class C (3M USD LIBOR + 4.620%)
2,500,000	0.000	07/20/30	2,401,570
Cutwater Ltd. Series 2014-1A, Class A1AR (3M USD LIBOR + 1.250%)
510,427	2.469	07/15/26	505,101
Elmwood CLO IV Ltd. Series 2020-1A, Class A (3M USD LIBOR + 1.240%)
1,500,000	2.422	04/15/33	1,464,033
Halseypoint CLO 2 Ltd. Series 2020-2A, Class A1 (3M USD LIBOR + 1.860%)
1,850,000	0.000	07/20/31	1,831,500

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Collateralized Loan Obligations(b)(e) – (continued)
Madison Park Funding XII Ltd. Series 2014-12A, Class AR (3M USD LIBOR + 1.260%)
$367,740	2.395%	07/20/26	$ 367,442
Magnetite XVI Ltd. Series 2015-16A, Class AR (3M USD LIBOR + 0.800%)
1,490,467	1.935	01/18/28	1,470,459
Nassau Ltd. Series 2019-IA, Class ANA (3M USD LIBOR + 1.510%)
1,000,000	2.729	04/15/31	954,916
Pikes Peak CLO 6 Series 2020-6A, Class C (3M USD LIBOR + 4.040%)
800,000	4.436	08/18/30	801,602
Ready Capital Mortgage Financing LLC Series 2018-FL2, Class A (1M USD LIBOR + 0.850%)
31,190	1.035	06/25/35	29,895
Sound Point CLO XVIII Ltd. Series 2017-4A, Class A2A (3M USD LIBOR + 1.400%)
850,000	2.535	01/21/31	801,450
Sound Point CLO XVIII Ltd. Series 2017-4A, Class B (3M USD LIBOR + 1.800%)
550,000	2.935	01/21/31	513,025
TCW CLO Ltd. Series 2020-1A, Class C (3M USD LIBOR + 4.300%)
1,250,000	5.060	04/20/28	1,256,581
Thacher Park CLO Ltd. Series 2014-1A, Class AR (3M USD LIBOR + 1.160%)
694,785	2.295	10/20/26	693,679
York CLO 1 Ltd. Series 2014-1A, Class ARR (3M USD LIBOR + 1.120%)
2,100,000	2.218	10/22/29	2,055,289
Zais CLO Ltd. Series 2020-15A, Class A1 (3M USD LIBOR + 2.555%)
925,000	2.917	07/28/30	929,713

			19,729,503

Student Loan(b) – 4.2%
Academic Loan Funding Trust Series 2013-1A, Class A(e) (1M USD LIBOR + 0.800%)
3,287,803	0.985	12/26/44	3,064,655
Brazos Education Loan Authority, Inc. Series 2012-1, Class A1 (1M USD LIBOR + 0.700%)
283,521	0.885	12/26/35	277,879
ECMC Group Student Loan Trust Series 2017-1A, Class A(e) (1M USD LIBOR + 1.200%)
2,590,919	1.385	12/27/66	2,539,287
Education Loan Asset-Backed Trust I Series 2013-1, Class A1(e) (1M USD LIBOR + 0.800%)
107,402	0.985	06/25/26	107,127

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Student Loan(b) – (continued)
Goal Capital Funding Trust Series 2010-1, Class A(e) (3M USD LIBOR + 0.700%)
$1,116,490	1.060%	08/25/48	$ 1,048,915
Higher Education Funding I Series 2014-1, Class A(e) (3M USD LIBOR + 1.050%)
1,266,899	1.410	05/25/34	1,206,387
Illinois Student Assistance Commission Series 2010-1, Class A3 (3M USD LIBOR + 0.900%)
782,273	1.891	07/25/45	759,631
PHEAA Student Loan Trust Series 2011-1A, Class A1(e) (3M USD LIBOR + 1.100%)
1,519,553	1.397	06/25/38	1,451,510
PHEAA Student Loan Trust Series 2014-3A, Class A(e) (1M USD LIBOR + 0.590%)
3,451,977	0.775	08/25/40	3,256,355
PHEAA Student Loan Trust Series 2016-1A, Class A(e) (1M USD LIBOR + 1.150%)
806,558	1.335	09/25/65	788,989
PHEAA Student Loan Trust Series 2016-2A, Class A(e) (1M USD LIBOR + 0.950%)
920,433	1.135	11/25/65	894,442

			15,395,177

TOTAL ASSET-BACKED SECURITIES (Cost $36,117,209)			$ 35,124,680

Municipal Debt Obligation(b)(c) – 0.2%
New Hampshire – 0.2%
New Hampshire Higher Education Loan Corp. Series 2011-1, Class A3 (3M USD LIBOR + 0.000%)
$948,548	1.841%	10/25/37	$ 896,480
(Cost $941,097)

U.S. Treasury Obligations(g) – 15.0%
United States Treasury Bills
$7,500,000	0.000%	07/16/20	$ 7,499,645
16,500,000	0.000	07/28/20	16,498,360
31,500,000	0.000	09/17/20	31,490,445

TOTAL U.S. TREASURY OBLIGATIONS (Cost $55,487,914)			$ 55,488,450

TOTAL INVESTMENTS – 155.5% (Cost $563,504,440)			$ 576,249,912

LIABILITIES IN EXCESS OF OTHER ASSETS – (55.5)%			(205,642,573)

NET ASSETS – 100.0%			$ 370,607,339

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2020.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on June 30, 2020.

(e)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(f)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $205,653,912 which represents approximately 55.5% of the Fund’s net assets as of June 30, 2020.

(g)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Currency Abbreviations:
CAD	— Canadian Dollar
USD	— U.S. Dollar

Investment Abbreviations:
CDOR	— Canadian Dollar Offered Rate
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
COF	— Cost of Funds Index
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
MTA	— Monthly Treasury Average
PI	— Private Investment
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At June 30, 2020, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

UMBS, 30 Year, Single Family	5.000%	TBA-30yr	07/14/20	$(6,000,000)	$(6,552,825)
UMBS, 30 Year, Single Family	4.000	TBA-30yr	08/13/20	(9,000,000)	(9,540,000)

TOTAL (Proceeds Receivable: $16,100,469)					$(16,092,825)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At June 30, 2020, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:
Ultra Long U.S. Treasury Bonds	(10)	09/21/20	$(2,181,563)	$(54,993)
2 Year U.S. Treasury Notes	(208)	09/30/20	(45,932,250)	(14,927)
5 Year U.S. Treasury Notes	(93)	09/30/20	(11,694,023)	(3,528)
10 Year U.S. Treasury Bonds	(23)	09/21/20	(3,622,141)	(34,991)
10 Year U.S. Treasury Notes	(30)	09/21/20	(4,175,156)	(22,285)
20 Year U.S. Treasury Bonds	(1)	09/21/20	(178,563)	(1,423)

TOTAL FUTURES CONTRACTS				$(132,147)

SWAP CONTRACTS — At June 30, 2020, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

6M CDOR(a)	0.840%	06/24/24	CAD	13,910	(b)	$(997)	$4,288	$(5,285)
0.000%	3M LIBOR(c)	07/25/24		$9,700		1,110	157	953
3M LIBOR(c)	0.500(a)	09/16/25		1,940	(b)	15,250	15,641	(391)
3M LIBOR(c)	0.980(a)	05/21/30		2,540	(b)	3,701	(4,130)	7,831
1.140	6M CDOR(a)	06/24/30	CAD	2,990	(b)	(880)	(729)	(151)
1.160	3M LIBOR(c)	05/21/35		$2,540	(b)	(467)	2,079	(2,546)
0.855	3M LIBOR(c)	04/09/45		2,500	(b)	19,174	90	19,084
3M LIBOR(c)	0.845(a)	04/10/50		2,590	(b)	(14,773)	93	(14,866)

TOTAL						$22,118	$17,489	$4,629

(a)	Payments made semi-annually.
(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2020.
(c)	Payments made quarterly.

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid by the Fund(a)	Credit Spread at June 30, 2020(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
Markit CMBX Series 10	3.000%	7.040%	JPMorgan Securities, Inc.	11/17/59	$2,450	$(499,621)	$(7,349)	$(492,272)
Markit CMBX Series 11	2.000	3.580	JPMorgan Securities, Inc.	11/18/54	2,500	(250,060)	(396,158)	146,098
Markit CMBX Series 11	3.000	6.580	JPMorgan Securities, Inc.	11/18/54	2,400	(490,029)	(32,844)	(457,185)
Markit CMBX Series 9	3.000	7.540	JPMorgan Securities, Inc.	09/17/58	2,450	(480,069)	(11,315)	(468,754)

TOTAL						$(1,719,779)	$(447,666)	$(1,272,113)

(a)	Payments made monthly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

WRITTEN OPTIONS CONTRACTS — At June 30, 2020, the Fund had the following written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
6M IRS	Deutsche Bank AG (London)	0.395%	10/02/2020	(3,000,000)	$(3,000,000)	$(13,667)	$(27,150)	$13,483
1Y IRS	Deutsche Bank AG (London)	0.506	04/06/2021	(3,100,000)	(3,100,000)	(34,885)	(34,255)	(630)
1Y IRS	Deutsche Bank AG (London)	0.448	05/12/2021	(4,100,000)	(4,100,000)	(40,399)	(43,030)	2,631
1M IRS	Deutsche Bank AG (London)	0.395	09/30/2020	(3,000,000)	(3,000,000)	(13,271)	(38,100)	24,829
6M IRS	Deutsche Bank AG (London)	0.395	09/30/2020	(3,000,000)	(3,000,000)	(13,271)	(31,200)	17,929

				(16,200,000)	$(16,200,000)	$(115,492)	$(173,735)	$58,242

Puts
3M IRS	Deutsche Bank AG (London)	0.600	09/08/2020	(4,800,000)	(4,800,000)	(1,804)	(17,220)	15,416
1Y IRS	Deutsche Bank AG (London)	0.506	04/06/2021	(3,100,000)	(3,100,000)	(17,955)	(34,255)	16,300
1Y IRS	Deutsche Bank AG (London)	0.448	05/12/2021	(4,100,000)	(4,100,000)	(32,292)	(43,029)	10,737

				(12,000,000)	$(12,000,000)	$(52,052)	$(94,504)	$42,453

TOTAL				(28,200,000)	$(28,200,000)	$(167,544)	$(268,239)	$100,695

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities may be valued at the closing bid price for long positions and at the closing ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Private Investments — Private investments may include, but are not limited to, investments in private equity or debt instruments. The investment manager estimates the fair value of private investments based upon various factors, including, but not limited to, transactions in similar instruments, completed or pending third-party transactions in underlying investments or comparable entities, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure, offerings in equity or debt capital markets, and changes in current and projected financial ratios or cash flows.

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in a Fund having a direct contractual relationship with the borrower, and the Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

The High Yield and High Yield Floating Rate Funds may also enter into certain credit arrangements, all or a portion of which may be unfunded. Unfunded loan commitments represent the remaining obligation of a Fund to the borrower. A Fund is obligated to fund these commitments at the borrower’s discretion. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit of a loan. All loans and unfunded loan commitments involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower. Loans, including unfunded loan commitments, are marked to market daily using pricing vendor quotations and the change in value, if any, is recorded as an unrealized gain or loss.

ii. Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.

iii. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

iv. Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby a Fund sells mortgage-backed-securities and simultaneously contracts with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, a Fund will not be entitled to accrue interest and receive principal payments on the securities sold. The Funds account for mortgage dollar roll transactions as purchases and sales and realize gains and losses on these transactions.

v. Structured Notes — The values of structured notes are based on the price movements of a reference security or index. Upon termination, a Fund will receive a payment from the issuer based on the value of the referenced instrument (notional amount multiplied by price of the referenced instrument) and record a realized gain or loss. Structured notes that are exchange traded are generally classified as Level 1 of the fair value hierarchy.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

vi. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

vii. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on other investments. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts and or credit default swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

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June 30, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

A total return swap is an agreement that gives a Fund the right to receive or pay the appreciation or depreciation, as applicable in the value of a specified security, basket of investments or indices, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

Secured Borrowings — Secured borrowings are valued at their contractual amounts, which approximate fair value, and are generally classified as Level 2 of the fair value hierarchy.

i. Reverse Repurchase Agreements — Reverse repurchase agreements involve the sale of securities held by a Fund subject to the Fund’s agreement to repurchase the securities at a mutually agreed upon date and net price (including interest), under the terms of a Master Repurchase Agreement (“MRA”). The gross value of reverse repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

When a Fund enters into a reverse repurchase agreement, it is required to deliver securities as collateral to the counterparty that exceed the value of the reverse repurchase agreement. During the term of a reverse repurchase agreement, the value of the underlying securities pledged as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the reverse repurchase agreement, including accrued interest. If the value of those securities pledged as collateral, including accrued interest, becomes less than the value of the reverse repurchase agreement, including accrued interest, a Fund will be obligated to deliver additional collateral to the buyer. If the buyer defaults on its commitment to sell back the securities, a Fund could suffer a loss to the extent that the amount borrowed

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

is less than the replacement cost of similar securities and the Fund’s costs associated with delay and enforcement of the reverse repurchase agreement. In addition, in the event of default or insolvency of the buyer, a court could determine that the Fund’s interest in the amount borrowed is not enforceable, resulting in additional losses to a Fund.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments. GSAM did not develop the unobservable inputs for the valuation of Level 3 Assets and Liabilities.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of June 30, 2020:

EMERGING MARKETS DEBT

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Sovereign Debt Obligations	$—	$791,162,337	$—
Corporate Obligations	—	296,199,901	—
Investment Company	65,203,767	—	—

Total	$65,203,767	$1,087,362,238	$—

Derivative Type

Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$4,068,230	$—
Futures Contracts	1,130,472	—	—
Interest Rate Swap Contracts	—	2,832,922	—
Credit Default Swap Contracts	—	1,689,457	—

Total	$1,130,472	$8,590,609	$—

Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(14,894,286)	$—
Futures Contracts	(83,486)	—	—
Interest Rate Swap Contracts	—	(1,807,576)	—
Credit Default Swap Contracts	—	(3,338,739)	—

Total	$(83,486)	$(20,040,601)	$—

HIGH YIELD

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Bank Loans	$—	$23,131,699	$—
Corporate Obligations	—	1,855,175,879	—
Structured Note	—	1,419,600	—
Common Stock and/or Other Equity Investments
North America	—	1,808,400	—
Unfunded Loan Commitment(a)	—	262	—

Total	$—	$1,881,535,840	$—

Derivative Type

Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$67,305	$—
Futures Contracts	1,319,475	—	—
Credit Default Swap Contracts	—	3,439,487	—

Total	$1,319,475	$3,506,792	$—

Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(517,051)	$—
Futures Contracts	(59,586)	—	—

Total	$(59,586)	$(517,051)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

HIGH YIELD FLOATING RATE

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Bank Loans	$—	$1,114,972,900	$14,324,921
Corporate Obligations	—	68,811,519	—
Asset-Backed Securities	—	9,959,325	—
Common Stock and/or Other Equity Investments
North America	602,575	204,250	—
Warrants	—	—	40,687
Exchange Traded Funds	24,822,828	—	—
Investment Company	12,938,071	—	—

Total	$38,363,474	$1,193,947,994	$14,365,608

Liabilities(a)
Unfunded Loan Commitments	$—	$(11,417)	$—

Derivative Type

Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$81,125	$—
Credit Default Swap Contracts	—	589,224	—
Total Return Swap Contracts	—	517,011	—

Total	$—	$1,187,360	$—

Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(1,101,363)	$—
Futures Contracts	(115,689)	—	—

Total	$(115,689)	$(1,101,363)	$—

The following is a reconciliation of Level 3 investments for the period ended June 30, 2020:

	Bank Loans	Warrant
Beginning Balance as of April 1, 2020	$96,748,223	$40,687
Realized gain (loss)	(5,615,644)	—
Net change in unrealized gain (loss) relating to instruments still held at reporting date	2,292,971	40,687
Purchases	3,611,250	—
Sales	(1,907,099)	—
Amortization	22,032	—
Transfers into Level 3	4,279,164	—
Transfers out of Level 3	(85,105,976)	—
Ending Balance as of June 30, 2020	$14,324,921	$40,687

INVESTMENT GRADE CREDIT

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$552,238,549	$—
Foreign Debt Obligations	—	20,802,900	—
Municipal Debt Obligations	—	4,525,183	—
U.S. Treasury Obligations	1,027,797	—	—
Investment Company	28,769,145	—	—

Total	$29,796,942	$577,566,632	$—

Derivative Type

Assets(a)
Futures Contracts	$719,350	$—	$—
Interest Rate Swap Contracts	—	41,898	—
Credit Default Swap Contracts	—	378,423	—
Total Return Swap Contracts	—	72,519	—

Total	$719,350	$492,840	$—

Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(99,041)	$—
Futures Contracts(a)	(202,166)	—	—
Interest Rate Swap Contracts(a)	—	(40,210)	—
Credit Default Swap Contracts(a)	—	(468,559)	—
Written option contracts	—	(170,483)	—

Total	$(202,166)	$(778,293)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

LOCAL EMERGING MARKETS DEBT

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Sovereign Debt Obligations	$—	$57,476,875	$—
Corporate Obligations	—	4,177,992	—
Structured Notes	—	6,513,846	—
U.S. Treasury Obligations	156,447	—	—

Investment Company	6,588,037	—	—

Total	$6,744,484	$68,168,713	$—

Derivative Type

Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$1,542,373	$—
Futures Contracts	63,279	—	—
Interest Rate Swap Contracts	—	1,560,470	—
Credit Default Swap Contracts	—	46,523	—

Total	$63,279	$3,149,366	$—

Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(1,264,844)	$—
Futures Contracts	(97,762)	—	—
Interest Rate Swap Contracts	—	(432,607)	—
Credit Default Swap Contracts	—	(103,538)	—

Total	$(97,762)	$(1,800,989)	$—

U.S. MORTGAGES

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Mortgage-Backed Obligations	$—	$484,740,302	$—
Asset-Backed Securities	—	35,124,680	—
Municipal Debt Obligation	—	896,480	—
U.S. Treasury Obligations	55,488,450	—	—

Total	$55,488,450	$520,761,462	$—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(16,092,825)	$—

Total	$—	$(16,092,825)	$—

Derivative Type

Assets(a)
Interest Rate Swap Contracts	$—	$27,868	$—
Credit Default Swap Contracts	—	146,098	—

Total	$—	$173,966	$—

Liabilities
Futures Contracts(a)	$(132,147)	$—	$—
Interest Rate Swap Contracts(a)	—	(23,239)	—
Credit Default Swap Contracts(a)	—	(1,418,211)	—
Written option contracts	—	(167,544)	—

Total	$(132,147)	$(1,608,994)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Credit/Default Risk — An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in NAV.

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semiannually) in response to changes in the market rate of interest on which the interest rate is based. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent the Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, the Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates. In 2017, the United Kingdom’s Financial Conduct Authority (“FCA”) warned that LIBOR may cease to be available or appropriate for use by 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to the Fund’s investments resulting from a substitute reference rate may also adversely affect the Fund’s performance and/or NAV.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Funds also invest in securities of issuers located in emerging markets, these risks may be more pronounced.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Funds will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and the Funds’ investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Leverage Risk — Leverage creates exposure to potential gains and losses in excess of the initial amount invested. Borrowing and the use of derivatives may result in leverage and may make a Fund more volatile. When a Fund uses leverage, the sum of that Fund’s investment exposure may significantly exceed the amount of assets invested in the Fund, although these exposures may vary over time. Relatively small market movements may result in large changes in the value of a leveraged investment. A Fund will identify liquid assets on its books or otherwise cover transactions that may give rise to such risk, to the extent required by applicable law. The use of leverage may cause a Fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. The use of leverage by a Fund can substantially increase the adverse impact to which the Fund’s investment portfolio may be subject.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Loan-Related Investments Risk — In addition to risks generally associated with debt investments (e.g., interest rate and default risk), loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and certain loan investments may be or become illiquid or less liquid and more difficult to value, particularly in the event of a downgrade of the loan or the borrower. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in loan obligation defaults. With respect to loan participations, the Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if the Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower), subjecting the Fund to the creditworthiness of that lender as well. Investors in loans, such as the Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, the Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s redemption obligations for a period after the sale of the loans, and, as a result, the Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations.

GOLDMAN SACHS SINGLE SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Non-Diversification Risk — Each of the Emerging Markets Debt Fund and Local Emerging Markets Debt Fund is non-diversified, meaning that they are permitted to invest a larger percentage of their assets in fewer issuers than diversified mutual funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Sector Risk — To the extent a Fund focuses its investments in securities of issuers in one or more sectors (such as the financial services or telecommunications sectors), the Fund may be subjected, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.